Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

Sustainable Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the period ended June 30, 2023

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.39%

MUNICIPAL BONDS 97.39%

Corporate-Backed 8.38%
Allegheny County Industrial Development Authority - US Steel Corporation PA	4.875%		11/1/2024	BB-	$4,500,000	$4,529,194
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	19,500,000	19,330,344
Chandler Industrial Development Authority - Intel Corporation AZ	2.40%	#(a)	12/1/2035	A	1,625,000	1,622,034
City of Farmington - Public Service Co of NM	3.90%	#(a)	6/1/2040	Baa2	2,500,000	2,511,295
Columbia Industrial Development Board - Alabama Power Company	3.90%	#(a)	12/1/2037	A1	9,165,000	9,165,000
County of Nez Perce - Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-	11,310,000	11,188,786
County of Warren - International Paper Co MS	2.90%	#(a)	9/1/2032	BBB	4,250,000	4,242,734
Development Authority of Burke County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,544,682
Downtown Doral South Community Development District FL†	3.875%		12/15/2023	NR	55,000	54,911
Industrial Development Board of the City of Mobile Alabama - Alabama Power Company	1.00%	#(a)	6/1/2034	A1	3,100,000	2,939,627
Industrial Development Board of the City of Mobile Alabama - Alabama Power Company	2.90%	#(a)	7/15/2034	A1	20,000,000	19,918,340
Matagorda County Navigation District No. 1 - Aep Texas Inc	2.60%		11/1/2029	A-	1,400,000	1,264,585
Matagorda County Navigation District No. 1 - Aep Texas Inc (AMBAC)	4.40%		5/1/2030	A-	1,500,000	1,528,344
Mississippi Business Finance Corp. - Chevron U.S.A Inc	3.65%	#	12/1/2030	Aa2	500,000	500,000
Mississippi Business Finance Corp. - Chevron U.S.A Inc	3.65%	#(a)	6/1/2043	Aa2	400,000	400,000
New Hampshire Business Finance Authority - United Illuminating Co	2.80%	#(a)	10/1/2033	A-	5,000,000	4,988,606
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B	750,000	737,428
Ohio Air Quality Development Authority - American Electric Pwr Co	1.90%	#(a)	5/1/2026	BBB+	2,000,000	1,930,320

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Ohio Air Quality Development Authority - American Electric Pwr Co	2.40%	#(a)	12/1/2038	BBB+	$10,700,000	$9,319,639
Ohio Air Quality Development Authority - Ohio valley Electric Corp	1.50%	#(a)	2/1/2026	Baa3	1,000,000	914,353
Oregon State Business Development Commission - Intel Corporation	2.40%	#(a)	12/1/2040	A	10,500,000	10,480,832
Parish of St. James - Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	3,500,000	3,586,480
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,847,974
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.125%	#(a)	6/1/2037	BBB-	6,150,000	6,034,605
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.375%	#(a)	6/1/2037	BBB-	4,575,000	4,345,211
Parish of St. John the Baptist - Marathon Oil Corporation LA	4.05%	#(a)	6/1/2037	BBB-	4,650,000	4,633,159
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,323,592
Selma Industrial Development Board - International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	2,625,000	2,565,493
Total						141,447,568

Education 5.67%
California Community Choice Financing Authority	5.084% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	15,132,588
California State University	0.55%	#(a)	11/1/2049	Aa2	5,000,000	4,436,955
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	4.00%		6/15/2029	NR	1,215,000	1,150,755
Connecticut State Health & Educational Facilities Authority	2.80%	#(a)	7/1/2057	AAA	9,850,000	9,655,601
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2023	Ba3	2,280,000	2,279,824
Florida Higher Educational Facilities Financial Authority - St Leo Univ Inc Oblig Grp	5.00%		3/1/2024	BB+	640,000	638,856
Florida Higher Educational Facilities Financial Authority - St Leo Univ Inc Oblig Grp	5.00%		3/1/2025	BB+	675,000	672,310
Hospital Facilities Authority of Multnomah County Oregon - Mirabella So Waterfront	5.00%		10/1/2024	NR	660,000	668,054

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority - Illinois Inst of Tech	5.00%		9/1/2028	Ba2	$1,135,000	$1,133,905
Illinois Finance Authority - Illinois Inst of Tech	5.00%		9/1/2029	Ba2	630,000	629,298
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2025	A1	7,490,000	7,737,592
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2026	A1	6,740,000	7,090,609
New Jersey Economic Development Authority	5.00%		6/15/2028	A2	3,000,000	3,243,062
Ohio Air Quality Development Authority - Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	1,300,000	1,290,092
Rib Floater Trust Various States - Loyola univ New Orleans LA†	4.31%	#	10/1/2053	Aa2	15,000,000	15,000,000
Sauquoit Valley Central School District NY GO	4.50%		6/21/2024	NR	9,285,000	9,360,441
School District of Broward County FL	5.00%		7/1/2035	Aa3	5,000,000	5,740,532
University of Colorado	2.00%	#(a)	6/1/2054	Aa1	10,000,000	9,754,712
Total						95,615,186

Energy 0.80%
Kentucky Public Energy Authority	4.00%	#(a)	12/1/2050	A2	5,000,000	4,991,153
New Mexico Municipal Energy Acquisition Authority	5.00%	#(a)	11/1/2039	Aa1	8,300,000	8,478,277
Total						13,469,430

General Obligation 18.38%
Chicago Board of Education IL GO	5.00%		12/1/2023	BB+	3,330,000	3,342,175
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2033	AA	1,850,000	1,960,705
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2034	AA	4,300,000	4,546,429
City of Chicago IL GO	5.00%		1/1/2026	BBB+	2,125,000	2,199,824
City of Chicago IL GO	5.00%		1/1/2028	BBB+	4,900,000	5,186,155
City of Chicago IL GO	5.25%		1/1/2027	BBB+	1,665,000	1,791,848
City of New York NY GO	3.75%	#(a)	6/1/2044	AA	13,800,000	13,800,000
City of New York NY GO	4.21%	#	4/1/2042	AA	20,000,000	20,000,000
City of Philadelphia PA GO	5.00%		2/1/2025	A1	2,140,000	2,197,975
City of Philadelphia PA GO	5.00%		2/1/2026	A1	1,000,000	1,046,371
City of Philadelphia PA GO	5.00%		2/1/2028	A1	2,000,000	2,175,493
City of Troy NY GO	4.00%		7/28/2023	NR	7,700,000	7,701,963
Clark County School District NV GO (AGM)	5.00%		6/15/2026	AA	500,000	527,586

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Clark County School District NV GO (AGM)	5.00%		6/15/2027	AA	$1,000,000	$1,073,958
Commonwealth Financing Authority PA	5.00%		6/1/2025	A1	2,895,000	2,996,674
Commonwealth of Pennsylvania (AGM) GO	5.00%		9/15/2025	AA	7,670,000	7,996,136
County of Dane WI GO	4.00%		6/1/2025	NR	6,385,000	6,488,442
County of Fairfax VA GO	4.00%		10/1/2026	AAA	9,335,000	9,676,682
Florida Insurance Assistance Interlocal Agency, Inc.(b)	5.00%		9/1/2025	A	25,540,000	26,175,685
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	3,081,504
Louisiana Stadium & Exposition District	5.00%		7/1/2036	A2	4,325,000	4,904,102
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2024	A2	1,500,000	1,521,939
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2024	A2	4,000,000	4,058,878
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2028	A2	5,000,000	5,416,994
Northside Independent School District TX GO (PSF GTD)	1.60%	#(a)	8/1/2049	Aaa	2,700,000	2,627,691
Plano Independent School District TX GO	5.00%		2/15/2025	Aaa	10,000,000	10,309,616
Portland Community College District OR GO	5.00%		6/15/2038	NR	3,500,000	4,008,457
School District of Philadelphia PA GO	5.00%		9/1/2023	A1	500,000	500,975
School District of Philadelphia PA GO	5.00%		9/1/2023	A1	1,250,000	1,252,437
School District of Philadelphia PA GO	5.00%		9/1/2024	A1	900,000	914,975
School District of Philadelphia PA GO	5.00%		9/1/2025	A1	1,200,000	1,239,084
State of Connecticut GO	5.00%		4/15/2025	AA-	7,000,000	7,243,455
State of Connecticut GO	5.00%		10/15/2026	AA-	5,000,000	5,323,670
State of Illinois GO	5.00%		11/1/2023	A-	10,000,000	10,041,907
State of Illinois GO	5.00%		3/1/2025	A-	5,500,000	5,624,876
State of Illinois GO	5.00%		12/1/2025	A-	10,000,000	10,340,277
State of Illinois GO	5.00%		3/1/2026	A-	2,500,000	2,595,284
State of Illinois GO	5.00%		3/1/2027	A-	7,500,000	7,914,372
State of Illinois GO	5.00%		2/1/2028	A-	5,990,000	6,303,442
State of Illinois GO	5.00%		3/1/2029	A-	4,010,000	4,367,013
State of Illinois GO	5.00%		10/1/2029	A-	2,115,000	2,286,551
State of Illinois GO	5.00%		11/1/2030	A-	7,200,000	7,546,213

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.25%		2/1/2030	A-		$3,000,000	$3,030,448
State of New Jersey GO	5.00%		6/1/2025	A1		4,425,000	4,582,072
Tender Option Bond Trust Receipts/Certificates AL†	4.41%	#	8/22/2035	A1		9,495,000	9,495,000
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2053	A2		10,000,000	10,349,797
Town of Westborough MA GO	5.00%		3/28/2024	NR		15,000,000	15,181,804
Township of Barnegat NJ GO	5.00%		5/23/2024	NR		9,825,000	9,959,245
Township of Woodbridge NJ GO	4.50%		3/15/2024	NR		15,000,000	15,114,373
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	AA		5,000,000	5,601,669
Western Placer Unified School District CA Special Tax	2.00%		6/1/2025	A2		2,000,000	1,917,847
Western Placer Unified School District CA Special Tax	2.00%		6/1/2025	A3		4,750,000	4,538,167
Total							310,078,235

Health Care 16.89%
Allegheny County Hospital Development Authority PA	5.00%		4/1/2026	A		2,500,000	2,604,578
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2026	B		875,000	612,796
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	B		3,125,000	2,125,991
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2026	Baa2		1,345,000	1,390,157
California Statewide Communities Development Authority - Viamonte Sr Living 1 Inc	3.00%		7/1/2027	AA-		335,000	335,297
Charlotte-Mecklenburg Hospital Authority - Atrium Health OBLIG Grp NC	5.00%	#(a)	1/15/2050	AA		4,275,000	4,681,572
Charlotte-Mecklenburg Hospital Authority - Atrium Health OBLIG Grp NC	5.00%	#(a)	1/15/2050	AA		10,000,000	10,230,698
City of Lenexa - Lakeview Village Inc KS	5.00%		5/15/2025	BB+	(c)	990,000	995,527
City of Seneca - Nemaha Valley Cmnty Hosp KS	5.00%		9/1/2025	NR		2,000,000	2,016,616
City of South Miami Health Facilities Authority, Inc. - Baptist Hlth South Fl OBL FL	5.00%		8/15/2023	AA-		1,350,000	1,352,454
Colorado Health Facilities Authority - Adventhealth Oblig Group	5.00%	#(a)	11/15/2048	AA		13,525,000	14,005,944

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Colorado Health Facilities Authority - Adventhealth Oblig Group	5.00%	#(a)	11/15/2049	NR	$185,000	$197,647
Colorado Health Facilities Authority - Adventhealth Oblig Group	5.00%	#(a)	11/15/2049	AA	1,825,000	1,916,560
Colorado Health Facilities Authority - Commonspirit Hlth Oblig	5.00%	#(a)	8/1/2049	A-	8,085,000	8,334,552
Colorado Health Facilities Authority - Intermountain Hlthcr Oblg	5.00%	#(a)	5/15/2062	AA+	13,000,000	13,659,127
County of Cuyahoga - The Metrohealth System OH	5.00%		2/15/2025	BBB	1,500,000	1,525,352
County of Lehigh - Lehigh VY Hlth Netwrk Obg PA	5.00%		7/1/2026	A+	1,755,000	1,831,575
County of Lehigh - St Luke’S Hosp Oblig Grp PA	5.11% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-	14,890,000	14,712,787
County of Miami-Dade - Public Hlth Trust Miami FL	5.00%		6/1/2026	Aa2	4,165,000	4,284,298
Franklin County Industrial Development Authority - Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2023	NR	500,000	498,400
Geisinger Authority - Geisinger Hlth Sys Oblig PA	5.00%	#(a)	4/1/2043	AA-	7,000,000	7,318,286
General Authority of Southcentral Pennsylvania - Wellspan Hlth Oblig Grp	4.61% (MUNIPSA * 1 + 0.60%	)#	6/1/2049	Aa3	9,000,000	8,980,739
Greeneville Health & Educational Facilities Board - Ballad Health Oblig Group TN	5.00%		7/1/2023	A-	1,500,000	1,500,000
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Hlth Obl TX	4.58% (MUNIPSA * 1 + 0.57%	)#	12/1/2049	Aa3	7,770,000	7,783,117
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Hlth Obl TX	4.86% (MUNIPSA * 1 + 0.85%	)#	7/1/2049	Aa3	11,000,000	10,925,783
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Hlth Obl TX	5.00%	#(a)	7/1/2049	Aa3	5,420,000	5,691,640
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%		7/1/2027	BBB	5,000,000	5,187,832

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Illinois Finance Authority - OSF Healthcare Sys Oblig	5.00%	#(a)	5/15/2050	A	$4,500,000	$4,664,846
Illinois Finance Authority - Plymouth Place Obl Group	5.00%		5/15/2025	NR	530,000	541,971
Illinois Finance Authority - Univ Chicago Med Ctr Og	5.00%	#(a)	8/15/2052	AA-	7,200,000	7,656,609
Industrial Development Authority of the County of Pima - La Posada Park Centre Obl AZ†	5.125%		11/15/2029	NR	1,500,000	1,485,880
Kentucky Economic Development Finance Authority - Owensboro Health Inc Oblg	5.00%		6/1/2025	Baa2	1,400,000	1,426,254
Lee Memorial Health System Obl FL	5.00%		4/1/2025	A+	2,625,000	2,690,416
Maricopa County Industrial Development Authority - Banner Health Oblig Group AZ	4.58% (MUNIPSA * 1 + 0.57%	)#	1/1/2035	AA-	4,410,000	4,397,339
Massachusetts Development Finance Agency - Beth Israel Lahey Obl Grp	5.00%		7/1/2023	A	600,000	600,000
Massachusetts Development Finance Agency - Mass General Brigham Inc	5.00%	#(a)	7/1/2038	AA-	2,000,000	2,016,600
Massachusetts Development Finance Agency - Wellforce Obligated Group	5.00%		7/1/2024	BBB+	2,030,000	2,056,877
Massachusetts Development Finance Agency - Wellforce Obligated Group	5.00%		7/1/2025	BBB+	800,000	813,141
Michigan Finance Authority - Trinity Hlth Corp Oblig	5.00%		12/1/2026	AA-	2,250,000	2,382,819
Monroeville Finance Authority - UPMC Obligated Group PA	5.00%		2/15/2024	A	1,015,000	1,024,417
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	5.00%		9/1/2026	A	1,150,000	1,199,332
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	5.00%		9/1/2027	A	1,500,000	1,587,522
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	5.00%		9/1/2028	A	1,850,000	1,986,012
New Jersey Health Care Facilities Financing Authority - Hackensack Merdn Hlth Ob	5.00%		7/1/2026	AA-	3,900,000	4,115,567

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%		7/1/2025	BBB-	$1,600,000	$1,622,313
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp	5.00%		7/1/2026	A	1,800,000	1,888,456
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp	5.00%		7/1/2027	A	1,250,000	1,336,905
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGM)	5.00%		3/1/2029	AA	2,000,000	2,187,898
New York State Dormitory Authority - Montefiore Obligated Grp	5.00%		8/1/2024	BBB-	1,500,000	1,506,013
New York State Dormitory Authority - Montefiore Obligated Grp	5.00%		9/1/2027	BBB-	1,400,000	1,406,232
New York State Dormitory Authority - Montefiore Obligated Grp	5.00%		9/1/2028	BBB-	1,500,000	1,513,396
New York State Dormitory Authority - Montefiore Obligated Grp	5.00%		9/1/2029	BBB-	1,750,000	1,773,067
New York State Dormitory Authority - Montefiore Obligated Grp	5.00%		9/1/2030	BBB-	1,000,000	1,014,874
North Carolina Medical Care Commission - Southminster Inc Obl Grp	5.00%		10/1/2023	NR	750,000	750,100
Northampton County General Purpose Authority - St Luke’S Hosp Obl Grp PA	4.659% (1 Mo. LIBOR * 0.70 + 1.04%	)#	8/15/2048	A-	8,000,000	8,005,497
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp	5.00%		8/15/2025	BB-	550,000	551,022
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp	5.00%		8/15/2026	BB-	800,000	800,300
Oneida County Local Development Corp. - Mohawk Valley Hlth Obl NY (AGM)	5.00%		12/1/2027	AA	1,400,000	1,411,263
Oneida County Local Development Corp. - Mohawk Valley Hlth Obl NY (AGM)	5.00%		12/1/2028	AA	1,000,000	1,007,932
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%		10/1/2027	A+	1,000,000	1,074,806
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%		10/1/2028	A+	750,000	818,912
Pennsylvania Higher Educational Facilities Authority - Univ of Penn Hlth Sys Obl	5.00%		8/15/2027	AA	1,250,000	1,344,367
Pennsylvania Higher Educational Facilities Authority - Univ of Penn Hlth Sys Obl	5.00%		8/15/2028	AA	1,565,000	1,711,972

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Rib Floater Trust Various States - Morselife Obligated Group FL†	4.36%	#	10/1/2054	A1		$19,925,000	$19,925,000
Rib Floater Trust Various States CO†	4.31%	#	2/1/2046	MIG1		20,000,000	20,000,000
State of Ohio - Univ Hosp Hlth Sys Obl Gp	4.00%		1/15/2028	A		500,000	517,838
State of Ohio - Univ Hosp Hlth Sys Obl Gp	5.00%		1/15/2026	A		500,000	520,013
State of Ohio - Univ Hosp Hlth Sys Obl Gp	5.00%		1/15/2027	A		250,000	264,458
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Oblg TX	5.00%	#(a)	11/15/2052	AA-		2,180,000	2,265,586
Tender Option Bond Trust Receipts/ Certificates AL†	3.29%	#	6/1/2046	Aa1		10,000,000	10,000,000
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(c)	500,000	515,079
Washington Health Care Facilities Authority - Commonspirit Hlth Oblig	5.41% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	A-		2,000,000	2,000,964
Wisconsin Health & Educational Facilities Authority - Advocate Aurora Hlth Olg	5.00%	#(a)	8/15/2054	AA		5,805,000	6,081,666
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Hlth Ob	5.30%	#	2/15/2053	BBB+		15,800,000	15,800,000
Total							284,960,856

Home Furnishings 0.59%
Rib Floater Trust Various States MD†	4.36%	#	11/15/2049	A1		10,000,000	10,000,000

Housing 4.25%
California Housing Finance Agency	4.00%		3/20/2033	BBB+		943,765	927,315
Connecticut Housing Finance Authority	4.00%		5/15/2049	AAA		3,620,000	3,596,584
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	3.00%		1/1/2052	Aaa		2,375,000	2,292,495
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	3.00%		7/1/2052	Aaa		3,195,000	3,072,330
Industrial Development Authority of the City of Phoenix - Downtown Phoenix Std Hsg AZ	5.00%		7/1/2023	Baa3		100,000	100,000
Maryland Community Development Administration	4.00%		9/1/2049	Aa1		2,260,000	2,241,912
Michigan State Housing Development Authority	4.25%		12/1/2049	AA+		3,335,000	3,329,011
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	4.25%		7/1/2049	AA+		2,705,000	2,699,182

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	5.00%		7/1/2053	AA+	$7,090,000	$7,328,889
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	3.25%		11/1/2052	AA+	1,910,000	1,849,587
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	4.25%		5/1/2047	AA+	2,970,000	2,964,562
New York City Housing Development Corp. NY (FHA)	0.70%	#(a)	5/1/2060	AA+	2,000,000	1,899,716
New York State Housing Finance Agency (SONYMA)	0.75%		11/1/2025	Aa2	11,530,000	10,607,028
New York State Housing Finance Agency (SONYMA) (FHA)	0.75%		11/1/2025	Aa2	5,000,000	4,615,350
North Carolina Housing Finance Agency (GNMA/FNMA/FHLMC)	4.00%		1/1/2050	AA+	2,755,000	2,733,302
North Dakota Housing Finance Agency	4.00%		1/1/2050	Aa1	3,380,000	3,356,875
Ohio Housing Finance Agency	4.50%		3/1/2050	Aaa	3,365,000	3,375,119
South Carolina State Housing Finance & Development Authority	4.00%		1/1/2050	Aaa	3,075,000	3,052,529
State of New York Mortgage Agency	3.50%		4/1/2049	Aa1	995,000	978,388
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD SECT 8)	0.61%	#(a)	11/1/2042	AA+	2,890,000	2,792,614
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD SECT 8)	0.81%	#(a)	11/1/2052	AA+	8,250,000	7,822,124
Total						71,634,912

Lease Obligations 2.04%
California State Public Works Board	5.00%		10/1/2026	Aa3	1,500,000	1,605,347
California State Public Works Board	5.00%		10/1/2027	Aa3	3,300,000	3,610,002
Commonwealth of Pennsylvania COPS	5.00%		7/1/2023	A	500,000	500,000
Commonwealth of Pennsylvania COPS	5.00%		7/1/2025	A	500,000	517,100
New Jersey Economic Development Authority	5.00%		6/15/2025	A2	1,250,000	1,286,974
New Jersey Economic Development Authority	5.00%		6/15/2026	A2	4,000,000	4,182,747
New Jersey Economic Development Authority	5.00%		6/15/2027	A2	410,000	436,550
New Jersey Economic Development Authority	5.00%		6/15/2028	A2	400,000	432,408

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority	5.00%		6/15/2029	A2	$500,000	$550,511
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2023	A2	1,250,000	1,258,239
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2024	A2	7,000,000	7,151,910
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2025	A2	12,500,000	12,960,046
Total						34,491,834

Multi-Family Housing 1.84%
Illinois Housing Development Authority (HUD SECT8) (FHA)	4.00%	#(a)	6/1/2026	Aaa	2,700,000	2,704,025
Tender Option Bond Trust Receipts/ Certificates CO†	4.41%	#	9/1/2023	A1	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates SC†	4.41%	#	7/1/2028	A1	24,400,000	24,400,000
Total						31,104,025

Other Revenue 4.75%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,325,000	12,255,814
California Infrastructure & Economic Development Bank - Museum Associates	4.71% (MUNIPSA * 1 + 0.70%	)#	12/1/2050	A3	6,500,000	6,321,387
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.25%		8/15/2026	NR	1,605,000	1,613,174
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.25%		8/15/2028	NR	1,920,000	1,934,749
Illinois Finance Authority - Field Museum Natural Hist	4.742% (SOFR * .70 + 1.20%	)#	11/1/2034	A	4,435,000	4,432,547
Industrial Development Authority of the County of Pima - Edkey Obligated Group AZ†	3.50%		7/1/2025	NR	830,000	803,393
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	34,085,000	33,895,569
Main Street Natural Gas, Inc. GA	5.00%		5/15/2025	A2	4,850,000	4,915,120
Patriots Energy Group Financing Agency SC	4.00%	#(a)	10/1/2048	Aa1	8,000,000	8,001,278
Triborough Bridge & Tunnel Authority NY	5.00%	#(a)	5/15/2051	AA+	5,700,000	5,943,476
Total						80,116,507

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pollution Control 0.71%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	4.31%	#	4/1/2040	BBB+	$11,900,000	$11,900,000

Power 0.63%
Energy Northwest - Bonneville Power Admin WA	5.00%		7/1/2027	Aa1	10,000,000	10,596,797

Single-Family Housing 0.40%
Colorado Housing & Finance Authority (GNMA)	3.00%		5/1/2051	AAA	7,085,000	6,832,564

Special Tax 0.78%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	3,050,000	3,115,792
Atlanta Urban Redevelopment Agency GA†	2.375%		7/1/2026	NR	215,000	205,307
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	5.81% (CPI YoY * 1 + .88%	)	3/1/2026	Baa1	2,000,000	2,031,115
Peninsula Town Center Community Development Authority VA†	4.00%		9/1/2023	NR	70,000	69,921
State of Connecticut Special Tax Revenue	5.00%		1/1/2026	AA	5,000,000	5,236,752
Village Community Development District No. 13 FL†	1.875%		5/1/2025	NR	1,165,000	1,119,510
Village Community Development District No. 13 FL	2.625%		5/1/2024	NR	65,000	64,223
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,465,000	1,317,993
Total						13,160,613

Tax Revenue 3.72%
Anaheim Public Financing Authority CA (AGM)	5.00%		9/1/2026	AA	7,500,000	7,899,656
City of Sparks NV†	2.75%		6/15/2028	Ba1	290,000	270,325
County of Jefferson AL	5.00%		9/15/2023	AA	2,000,000	2,006,056
County of Miami-Dade FL	5.00%		4/1/2025	AA	6,505,000	6,720,516
Hoosick Falls Central School District NY GO	3.75%		8/4/2023	NR	10,000,000	9,998,342
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2026	NR	2,000,000	2,017,874
New York City Transitional Finance Authority Future Tax Secured Revenue	3.75%	#	5/1/2034	AAA	7,240,000	7,240,000
New York State Dormitory Authority (AGM)	5.00%		10/1/2024	AA	5,000	5,115

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority (AGM)	5.00%		10/1/2024	AA		$2,245,000	$2,296,935
New York State Dormitory Authority (AGM)	5.00%		10/1/2025	AA		1,650,000	1,717,375
Sales Tax Securitization Corp. IL	5.00%		1/1/2025	AA-		5,000,000	5,120,091
State of Connecticut Special Tax Revenue	5.00%		5/1/2025	AA		850,000	879,101
State of Connecticut Special Tax Revenue	5.00%		5/1/2026	AA		1,300,000	1,371,093
State of Illinois Sales Tax Revenue	5.00%		6/15/2024	A		7,260,000	7,335,553
State of Maryland Department of Transportation	4.00%		9/1/2026	AAA		4,750,000	4,912,223
Territory of Guam	5.00%		1/1/2029	Ba1		750,000	782,076
Virginia Small Business Financing Authority - NATL Senior Cmntys Oblig	5.00%		1/1/2027	A	(c)	1,000,000	1,037,322
Virginia Small Business Financing Authority - NATL Senior Cmntys Oblig	5.00%		1/1/2028	A	(c)	1,100,000	1,156,249
Total							62,765,902

Taxable Revenue - Water & Sewer 2.36%
Jersey City Municipal Utilities Authority NJ	4.00%		5/3/2024	NR		11,150,000	11,178,554
Louisville & Jefferson County Metropolitan Sewer District KY	5.00%		5/15/2035	Aa3		5,000,000	5,879,023
Pittsburgh Water & Sewer Authority PA (AGM)(b)	5.00%		9/1/2036	A1		6,750,000	7,816,162
Pittsburgh Water & Sewer Authority PA (AGM)(b)	5.00%		9/1/2037	A1		4,750,000	5,443,421
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	4.00%	#(a)	10/1/2048	Aa2		9,000,000	9,571,721
Total							39,888,881

Tobacco 0.41%
California County Tobacco Securitization Agency	5.00%		6/1/2025	A		650,000	669,012
California County Tobacco Securitization Agency	5.00%		6/1/2026	A		1,125,000	1,176,587
Commonwealth Financing Authority PA	5.00%		6/1/2024	A1		5,000,000	5,064,003
Total							6,909,602

Transportation 8.30%
Bay Area Toll Authority CA	5.26% (MUNIPSA * 1 + 1.25%	)#	4/1/2036	AA		2,375,000	2,389,447
Central Texas Regional Mobility Authority	5.00%		1/1/2025	A-		2,500,000	2,534,112
Central Texas Regional Mobility Authority	5.00%		1/1/2027	A-		15,000,000	15,631,285

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Central Texas Turnpike System	5.00%		8/15/2031	A-	$4,500,000	$4,551,463
Chicago O’Hare International Airport IL	5.00%		1/1/2031	A+	4,750,000	4,754,407
Chicago Transit Authority IL	5.00%		6/1/2025	A+	2,000,000	2,050,817
Dallas Fort Worth International Airport TX	5.00%		11/1/2026	A+	1,750,000	1,861,643
Dallas Fort Worth International Airport TX	5.00%		11/1/2027	A+	1,415,000	1,533,938
E-470 Public Highway Authority CO	3.74% (SOFR * 0.67 + 0.35%	)#	9/1/2039	A+	3,375,000	3,361,216
Hampton Roads Transportation Accountability Commission VA	5.00%		7/1/2026	A+	15,120,000	16,000,116
Louisiana Offshore Terminal Authority - Loop LLC	1.65%	#(a)	9/1/2027	A3	3,500,000	3,465,613
Maryland Economic Development Corp. - Consol Marine Terminals L	5.75%		9/1/2025	BB	3,505,000	3,534,660
Metropolitan Transportation Authority NY	3.80%	#	11/1/2030	Aa1	2,625,000	2,625,000
Metropolitan Transportation Authority NY	3.80%	#	11/1/2035	Aa1	2,900,000	2,900,000
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A3	5,400,000	5,401,742
New Jersey Turnpike Authority	5.00%		1/1/2027	AA-	3,200,000	3,419,640
New Jersey Turnpike Authority	5.00%		1/1/2028	AA-	23,000,000	24,255,943
New York Transportation Development Corp. - JFK Intl Air Terminal LLC	5.00%		12/1/2026	Baa1	1,795,000	1,882,606
New York Transportation Development Corp. - JFK Intl Air Terminal LLC	5.00%		12/1/2028	Baa1	1,390,000	1,502,053
North Carolina Turnpike Authority (AGM)	5.00%		1/1/2028	AA	1,500,000	1,593,478
Pennsylvania Turnpike Commission	5.00%		12/1/2025	A1	150,000	156,580
Pennsylvania Turnpike Commission	5.00%		12/1/2026	A1	400,000	426,009
Regional Transportation District - Denver Transit Partners CO	5.00%		7/15/2027	Baa1	1,000,000	1,056,313
State of Illinois GO	5.00%		11/1/2025	A-	3,000,000	3,098,003
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%		12/31/2030	Baa2	3,000,000	3,004,961
Triborough Bridge & Tunnel Authority NY	3.764% (SOFR * 0.67 + 0.38%	)#	1/1/2032	AA-	6,610,000	6,572,358
Triborough Bridge & Tunnel Authority NY	5.00%		8/15/2024	NR	20,000,000	20,372,400
Total						139,935,803

Utilities 16.49%
Black Belt Energy Gas District AL	4.00%	#(a)	7/1/2052	Aa1	3,000,000	2,991,729
Central Plains Energy Project NE	5.00%		9/1/2027	BBB+	1,305,000	1,346,437
Central Plains Energy Project NE	5.57% (SOFR * 0.67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,329,754

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2028	AA	$2,500,000	$2,664,469
City of Rockport - Indiana Michigan Pwr Co	3.05%		6/1/2025	A-	3,500,000	3,445,388
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2024	Aa2	1,250,000	1,262,393
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	5.00%		11/15/2026	AA	1,190,000	1,264,627
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	5.00%		11/15/2027	AA	2,280,000	2,473,606
Delaware State Economic Development Authority	1.05%	#(a)	1/1/2031	A	6,315,000	5,981,748
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	10,000,000	9,130,447
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	11,000,000	10,043,492
Development Authority of Appling County - Georgia Power Company	3.96%	#(a)	9/1/2041	BBB+	21,100,000	21,100,000
Development Authority of Appling County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,181,561
Development Authority of Burke County - Georgia Power Company	2.875%	#(a)	12/1/2049	BBB+	5,650,000	5,487,957
Development Authority of Burke County - Georgia Power Company	3.875%	#(a)	6/1/2042	BBB+	6,000,000	6,005,743
Development Authority of Burke County - Georgia Power Company	3.96%	#	9/1/2029	BBB+	2,700,000	2,700,000
Development Authority of Monroe County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,772,341
Indiana Finance Authority - Indianapolis Pwr & Lt Co	0.65%		8/1/2025	A2	4,500,000	4,118,534
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	1,700,000	1,671,120
Kentucky Public Energy Authority	4.00%	#(a)	4/1/2048	A1	3,110,000	3,107,441
Kentucky Public Energy Authority	4.00%	#(a)	1/1/2049	A2	7,325,000	7,325,333
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	12,000,000	11,246,042
Long Island Power Authority NY	1.65%	#(a)	9/1/2049	A	4,000,000	3,903,428
Long Island Power Authority NY	4.369% (1 Mo. LIBOR * 0.70 + 0.75%	)#	5/1/2033	A	5,770,000	5,772,560
Long Island Power Authority NY	4.46% (MUNIPSA * 1 + 0.45%	)#	9/1/2038	A	20,000,000	19,882,850
Long Island Power Authority NY	5.00%		9/1/2026	A	500,000	533,148

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Long Island Power Authority NY		5.00%		9/1/2027	A	$500,000	$544,724
Long Island Power Authority NY		5.00%	#(a)	9/1/2052	A	20,000,000	21,199,902
Louisiana Local Government Environmental Facilities & Community Development Authority		0.875%	#(a)	2/1/2046	A+	16,000,000	15,222,517
Main Street Natural Gas, Inc. GA†		4.00%	#(a)	8/1/2052	BBB-	20,000,000	19,338,448
New York City Municipal Water Finance Authority NY		3.75%	#	6/15/2044	AA+	4,000,000	4,000,000
North Carolina Capital Facilities Finance Agency - Republic Services Inc		3.80%	#	7/1/2034	BBB+	10,000,000	10,000,000
Northern California Energy Authority		4.00%	#(a)	7/1/2049	A2	5,000,000	5,005,912
Philadelphia Gas Works Co. PA		5.00%		8/1/2024	A	800,000	812,338
San Antonio Water System TX		2.625%	#(a)	5/1/2049	AA+	11,415,000	11,310,857
Southeast Energy Authority A Cooperative District AL		5.174% (SOFR * 0.67 + 1.79%	)#	5/1/2053	A2	18,000,000	17,991,695
Texas Municipal Gas Acquisition & Supply Corp. III		5.00%		12/15/2027	A2	5,875,000	6,024,092
West Virginia Economic Development Authority - Appalachian Power Co		0.625%	#(a)	12/1/2038	A-	8,500,000	7,740,581
West Virginia Economic Development Authority - Appalachian Power Co		2.55%	#(a)	3/1/2040	A-	2,200,000	2,169,081
Total							278,102,295
Total Municipal Bonds (cost $1,675,954,337)							1,643,011,010

	Interest Rate#	Interest Rate Reset Date(d)		Final Maturity Date

SHORT-TERM INVESTMENTS 2.76%

Variable Rate Demand Notes 2.76%

Corporate-Backed 0.06%
Mississippi Business Finance Corp.	5.300%	7/6/2023		11/1/2032	BBB-	985,000	985,000

General Obligation 1.69%
City of New York NY GO	4.210%	7/3/2023		4/1/2042	AA	7,650,000	7,650,000
City of New York NY GO	4.250%	7/3/2023		10/1/2046	AA	20,800,000	20,800,000
Total							28,450,000

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2023

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 1.01%
Health Care Authority for Baptist Health	5.300%	7/6/2023	11/1/2042	A3	$17,055,000	$17,055,000
Total Short-Term Investments (cost $46,490,000)						46,490,000
Total Investments in Securities 100.15% (cost $1,722,444,337)						1,689,501,010
Other Assets and Liabilities – Net (0.15)%						(2,530,875)
Net Assets 100.00%						$1,686,970,135

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
VA	Insured by - Department of Veteran Affairs.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $149,679,559, which represents 8.87% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND June 30, 2023

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,643,011,010	$–	$1,643,011,010
Short-Term Investments
Variable Rate Demand Notes	–	46,490,000	–	46,490,000
Total	$–	$1,689,501,010	$–	$1,689,501,010

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$28,124,780
Accrued Discounts (Premiums)	(103,280)
Realized Gain (Loss)	(1,010,988)
Change in Unrealized Appreciation (Depreciation)	1,489,115
Purchases	1,428,060
Sales	(10,796,660)
Transfers into Level 3	–
Transfers out of Level 3(a)	(19,131,027)
Balance as of June 30, 2023	$–
Change in unrealized appreciation/depreciation for the period ended June 30, 2023, related to Level 3 investments held at June 30, 2023	$–

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.70%

MUNICIPAL BONDS 100.70%

Building & Construction 0.13%
Virginia College Building Authority	5.00%		2/1/2036	Aa1		$2,250,000	$2,629,314
Virginia College Building Authority	5.00%		2/1/2038	Aa1		3,500,000	4,010,797
Total							6,640,111

Corporate-Backed 11.38%
Allegheny County Industrial Development Authority - US Steel Corporation PA	4.875%		11/1/2024	BB-		4,300,000	4,327,897
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB		9,346,108	8,706,278
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2		41,580,000	41,218,242
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR		1,565,000	1,571,237
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		550,000	557,553
California Community Choice Financing Authority†(b)	4.25%	#	7/1/2043	BBB+		20,000,000	20,002,804
California Municipal Finance Authority - Waste Mgmt Inc AMT	4.125%	#(a)	10/1/2041	A-		7,250,000	7,296,086
California Pollution Control Financing Authority - Waste Mgmt Inc AMT	3.00%		11/1/2025	A-		9,850,000	9,635,422
City of Farmington - Public Service Co of NM	3.90%	#(a)	6/1/2040	Baa2		7,000,000	7,031,627
City of Granite City - Waste Mgmt of Inc IL AMT	1.25%		5/1/2027	A-		5,485,000	4,919,002
City of Henderson - Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR		8,700,000	8,464,644
City of Henderson - Pratt Paper LLC KY AMT†	4.45%		1/1/2042	NR		1,500,000	1,446,816
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.00%		7/1/2041	B-	(c)	2,450,000	2,229,402
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.00%		7/15/2041	B-	(c)	5,700,000	5,185,961
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB-		2,295,000	2,303,222
City of Valparaiso - Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR		105,000	105,654
City of Valparaiso - Pratt Paper LLC IN AMT	6.75%		1/1/2034	NR		5,000,000	5,071,215

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
County of Nez Perce - Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-	$10,500,000	$10,387,467
County of Warren - International Paper Co MS	2.90%	#(a)	9/1/2032	BBB	7,500,000	7,487,177
Development Authority of Burke County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,544,682
Development Authority of Rockdale County - Pratt Paper LLC GA AMT†	4.00%		1/1/2038	NR	5,205,000	4,962,110
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	606,103
Florida Development Finance Corp. - Waste pro USA Inc†	6.125%	#(a)	7/1/2032	NR	4,500,000	4,531,567
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	2,640,000	2,519,124
Greater Orlando Aviation Authority - Jetblue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,980,219
Hoover Industrial Development Board - US Steel Corporation AL AMT	6.375%	#(a)	11/1/2050	BB-	8,525,000	9,433,683
Indiana Finance Authority - Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	1,000,000	876,091
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,600,000	5,079,072
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	9,850,000	8,933,724
Indiana Finance Authority - US Steel Corporation	4.125%		12/1/2026	BB-	1,625,000	1,608,424
Indiana Finance Authority - US Steel Corporation AMT	6.75%		5/1/2039	BB-	1,500,000	1,693,470
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2026	A1	9,425,000	9,554,304
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2027	A1	8,300,000	8,424,000
Industrial Development Authority of the County of Yavapai - Waste Mgmt Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,168,848
Industrial Pollution Control Financing Authority of Gloucester County - Logan Generating Co LP NJ AMT	5.00%		12/1/2024	NR	570,000	575,073
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BB+	1,250,000	1,222,344
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	11,050,000	10,896,272

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Kansas City Industrial Development Authority MO AMT	4.00%		3/1/2037	A2	$4,125,000	$4,047,299
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2035	A2	3,020,000	3,214,198
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Chemical Corp	3.50%		11/1/2032	BBB	16,525,000	15,949,120
Maricopa County Industrial Development Authority - Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	2,000,000	1,720,481
Maricopa County Pollution Control Corp. - Southern CA Edison Co AZ	2.40%		6/1/2035	A2	7,500,000	5,923,524
Maryland Economic Development Corp.(d)	5.00%		12/1/2016	NR	2,570,000	1,542,000
Massachusetts Development Finance Agency - Waste Mgmt of MA Inc AMT†	1.25%		5/1/2027	A-	3,250,000	2,914,632
Matagorda County Navigation District No. 1 - Aep Texas Inc	2.60%		11/1/2029	A-	6,800,000	6,142,271
Matagorda County Navigation District No. 1 - Aep Texas Inc	4.00%		6/1/2030	A-	8,000,000	7,962,640
Matagorda County Navigation District No. 1 - Aep Texas Inc (AMBAC)	4.40%		5/1/2030	A-	3,500,000	3,566,135
Michigan Strategic Fund - Graphic Packaging Intl AMT	4.00%	#(a)	10/1/2061	BB	5,640,000	5,614,317
Michigan Strategic Fund - Waste Mgmt of MI Inc	0.58%	#(a)	8/1/2027	A-	3,000,000	2,893,346
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	9,755,170
Mississippi Business Finance Corp. - Chevron U.S.A Inc	3.65%	#	6/1/2043	Aa2	9,000,000	9,000,000
Mississippi Business Finance Corp. - Enviva Inc AMT	7.75%	#(a)	7/15/2047	B-	9,200,000	6,900,509
New Hampshire Business Finance Authority	4.125%		1/20/2034	BBB	4,748,598	4,634,317
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B	1,970,000	1,535,458
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B	6,225,000	6,004,094
New Hampshire Business Finance Authority - New York St Elec & Gas AMT	4.00%		12/1/2028	A-	2,500,000	2,496,767

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New Jersey Economic Development Authority	5.00%		6/15/2033	A2	$2,000,000	$2,168,433
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-	18,645,000	18,698,289
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB-	1,500,000	1,516,202
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	3,020,000	3,020,743
New York Liberty Development Corp.	2.50%		11/15/2036	A+	2,500,000	2,058,266
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,879,760
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,920,000	1,943,972
New York Liberty Development Corp. - Goldman Sachs Hdqtrs LLC	5.25%		10/1/2035	A2	10,320,000	11,793,349
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	2,900,000	2,787,436
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	2,000,000	1,773,320
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B-	2,455,000	2,459,170
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B-	1,990,000	2,073,765
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B-	1,850,000	1,880,911
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2024	Baa3	3,250,000	3,262,910
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3	3,110,000	3,179,385
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B	4,650,000	4,572,056
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,500,000	4,827,941
Ohio Air Quality Development Authority - American Electric Pwr Co	1.90%	#(a)	5/1/2026	BBB+	3,285,000	3,170,550
Ohio Air Quality Development Authority - American Electric Pwr Co	2.40%	#(a)	12/1/2038	BBB+	5,685,000	4,951,603

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Ohio Air Quality Development Authority - American Electric Pwr Co AMT	2.50%	#(a)	11/1/2042	BBB+	$5,800,000	$5,051,248
Ohio Air Quality Development Authority - American Electric Pwr Co AMT	2.60%	#(a)	6/1/2041	BBB+	18,210,000	15,946,970
Ohio Air Quality Development Authority - Pratt Paper Inc AMT†	3.75%		1/15/2028	NR	1,065,000	1,049,728
Ohio Air Quality Development Authority - Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	4,955,000	4,803,300
Parish of St. James - Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	1,000,000	1,024,709
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-	2,860,000	3,088,395
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB-	4,500,000	4,859,362
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.125%	#(a)	6/1/2037	BBB-	6,850,000	6,721,471
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.20%	#(a)	6/1/2037	BBB-	6,000,000	5,669,423
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.375%	#(a)	6/1/2037	BBB-	12,480,000	11,853,167
Parish of St. John the Baptist - Marathon Oil Corporation LA	4.05%	#(a)	6/1/2037	BBB-	7,750,000	7,721,931
Pennsylvania Economic Development Financing Authority - Consol Energy Inc AMT†	9.00%	#(a)	4/1/2051	B	2,375,000	2,655,155
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	1,035,000	760,581
Pennsylvania Economic Development Financing Authority - Procter & Gamble Company	5.375%		3/1/2031	AA-	1,365,000	1,556,816
Pennsylvania Economic Development Financing Authority - Waste Mgmt Inc AMT	0.58%	#(a)	8/1/2037	A-	5,500,000	5,304,467
Phenix City Industrial Development Board - Westrock Coated Baord LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,479,857
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.75%		1/1/2036	NR	3,125,000	2,223,522
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.875%		1/1/2041	NR	2,420,000	1,581,978

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	$5,820,000	$5,294,367
Public Finance Authority - Ameream LLC WI†	6.75%		12/1/2042	NR	5,000,000	4,529,659
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	6,500,000	6,617,548
Public Finance Authority - Sky Harbour Cap Oblg WI AMT	4.00%		7/1/2036	NR	5,000,000	4,224,422
Public Finance Authority - Sky Harbour Cap Oblg WI AMT	4.00%		7/1/2041	NR	2,500,000	1,937,254
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,650,044
Public Finance Authority - TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	2,965,000	2,966,907
Public Finance Authority - Waste Mgmt Inc WI AMT	1.10%	#(a)	7/1/2029	A-	8,000,000	7,348,796
Selma Industrial Development Board - International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	1,000,000	977,331
Sumter County Industrial Development Authority - Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	B-	15,000,000	10,162,531
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	5.25%		5/1/2044	NR	3,950,000	3,573,991
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,525,182
Village Community Development District No. 15 FL†(b)	4.85%		5/1/2038	NR	2,200,000	2,221,145
Village Community Development District No. 15 FL†(b)	5.00%		5/1/2043	NR	4,430,000	4,486,620
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	440,000	406,726
West Pace Cooperative District AL(d)	9.125%		5/1/2039	NR	4,900,000	3,724,000	(e)
West Virginia Economic Development Authority - Kentucky Power Co	4.70%	#(a)	4/1/2036	Baa3	5,800,000	5,817,278
Total						570,207,036

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education 7.51%
Ann Arbor School District MI GO	4.00%		5/1/2037	Aa3		$4,175,000	$4,319,075
Black Belt Energy Gas District AL	5.25%	#(a)	12/1/2053	Aa1		10,000,000	10,687,130
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1		10,000,000	10,004,330
California Community Choice Financing Authority	5.084% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	10,088,392
California Municipal Finance Authority - Biola University	5.00%		10/1/2028	Baa1		420,000	421,705
California Municipal Finance Authority - Biola University	5.00%		10/1/2030	Baa1		430,000	431,745
California School Finance Authority - Aspire Public Schools Obl†	5.00%		8/1/2036	NR		125,000	129,909
California School Finance Authority - Aspire Public Schools Obl†	5.00%		8/1/2036	BBB		1,475,000	1,490,905
California School Finance Authority - Green Dot Public Schs Obg†	5.00%		8/1/2045	BBB-		1,805,000	1,806,276
California State University	0.55%	#(a)	11/1/2049	Aa2		6,750,000	5,989,889
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	5.00%		6/15/2039	NR		2,160,000	2,026,598
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(c)	3,230,000	3,427,710
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(c)	1,625,000	1,820,752
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(c)	1,125,000	1,249,456
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(c)	2,175,000	2,389,761
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(c)	6,220,000	6,689,092
Chicago Board of Education IL (AGM)	5.00%		12/1/2031	AA		5,000,000	5,310,821
Clark County School District NV GO(b)	5.00%		6/15/2037	A1		5,770,000	6,496,081
Clark County School District NV GO(b)	5.00%		6/15/2038	A1		4,240,000	4,736,890
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.125%		8/15/2030	NR		3,500,000	3,509,861
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.75%		8/15/2038	NR		1,405,000	1,413,483
Connecticut State Health & Educational Facilities Authority	2.80%	#(a)	7/1/2057	AAA		15,000,000	14,703,961
Connecticut State Health & Educational Facilities Authority - Quinnipiac University	5.00%		7/1/2033	A-		8,230,000	8,478,651

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
County of Frederick - Mount St Mary’S Univ MD†	5.00%		9/1/2027	BB+	$2,000,000	$1,988,031
County of Frederick - Mount St Mary’S Univ MD†	5.00%		9/1/2032	BB+	2,400,000	2,389,391
County of Lincoln - Augustana College Assn SD	4.00%		8/1/2041	BBB-	500,000	439,093	(e)
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2027	Ba3	2,000,000	2,010,055
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	Ba3	1,500,000	1,459,521
Dutchess County Local Development Corp. - Bard College NY	5.00%		7/1/2040	BBB-	1,150,000	1,179,483
Dutchess County Local Development Corp. - Bard College NY	5.00%		7/1/2045	BBB-	2,000,000	2,028,037
Duval County Public Schools FL COPs (AGM)	5.00%		7/1/2035	AA	3,750,000	4,167,368
Fort Bend Independent School District TX GO (PSF GTD)	0.875%	#(a)	8/1/2050	AAA	5,425,000	5,096,236
Illinois Finance Authority - Illinois Inst of Tech	4.00%		9/1/2035	Ba2	2,600,000	2,270,034
Illinois Finance Authority - Illinois Inst of Tech	5.00%		9/1/2030	Ba2	625,000	623,101
Illinois Finance Authority - Illinois Inst of Tech	5.00%		9/1/2031	Ba2	1,100,000	1,094,110
Illinois Finance Authority - Illinois Inst of Tech	5.00%		9/1/2032	Ba2	1,000,000	990,528
Illinois Finance Authority - Illinois Inst of Tech	5.00%		9/1/2033	Ba2	1,000,000	986,630
Illinois Finance Authority - Illinois Inst of Tech	5.00%		9/1/2034	Ba2	3,720,000	3,638,898
Illinois Finance Authority - Illinois Inst of Tech	5.00%		9/1/2036	Ba2	3,225,000	3,072,278
Illinois Finance Authority - Noble Network Charter Sch	5.00%		9/1/2025	BBB	940,000	939,793
Illinois Finance Authority - University of Chicago	5.00%		10/1/2030	Aa2	8,000,000	8,160,566
Illinois Finance Authority - University of Chicago	5.00%		10/1/2034	Aa2	5,000,000	5,175,625
Indiana Finance Authority - Ohio Valley Electric Corp	4.25%		11/1/2030	Baa3	16,300,000	16,243,403

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Louisiana Public Facilities Authority - Tulane University	5.00%	10/15/2037	A+	$2,850,000	$3,187,176
Massachusetts Development Finance Agency - Emerson College	5.00%	1/1/2026	BBB+	5,135,000	5,221,056
Massachusetts Development Finance Agency - Emerson College	5.00%	1/1/2027	BBB+	2,700,000	2,748,950
Massachusetts Development Finance Agency - Emerson College	5.00%	1/1/2028	BBB+	1,810,000	1,844,788
Massachusetts Development Finance Agency - Emmanuel College	5.00%	10/1/2032	Baa2	5,000,000	5,100,903
Massachusetts Development Finance Agency - Northeastern University	5.00%	10/1/2035	A1	2,000,000	2,341,464
Massachusetts Development Finance Agency - Northeastern University	5.00%	10/1/2036	A1	1,500,000	1,736,636
Massachusetts Development Finance Agency - Northeastern University	5.00%	10/1/2037	A1	1,340,000	1,535,890
Massachusetts Development Finance Agency - Northeastern University	5.00%	10/1/2038	A1	2,250,000	2,568,482
Miami-Dade County Educational Facilities Authority - University of Miami FL (AMBAC)	5.25%	4/1/2028	A2	5,000,000	5,426,260
New Hampshire Health & Education Facilities Authority Act - Univ Sys of New Hampshire	5.00%	7/1/2036	Aa3	5,000,000	5,117,635
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai	5.00%	7/1/2026	A-	5,000,000	5,135,995
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai	5.00%	7/1/2027	A-	10,000,000	10,277,551
New York State Dormitory Authority - Montefiore Obligated Grp	4.00%	9/1/2039	BBB-	2,300,000	2,059,698
New York State Dormitory Authority - Pace University	5.00%	5/1/2026	BBB-	980,000	980,246
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2031	BBB-	2,705,000	2,886,728
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2037	BBB-	11,000,000	11,406,529
New York State Dormitory Authority (AGM)	5.00%	10/1/2031	AA	10,000	11,108
New York State Dormitory Authority (AGM)	5.00%	10/1/2031	AA	5,360,000	5,879,625

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority (AGM)	5.00%		10/1/2037	Aa3	$6,900,000	$7,712,202
New York State Dormitory Authority (AGM)	5.00%		10/1/2038	Aa3	2,400,000	2,670,830
Ohio Air Quality Development Authority - Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	4,100,000	4,068,751
Ohio Air Quality Development Authority - Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	10,500,000	10,427,771
Ohio Higher Educational Facility Commission - Oberlin College	5.00%		10/1/2040	Aa3	3,355,000	3,748,827
Ohio Higher Educational Facility Commission - Oberlin College	5.00%		10/1/2041	Aa3	3,535,000	3,934,948
Orange & Ulster Counties Board Coop Educational Services Sole Supervisory Dist NY	3.75%		7/21/2023	NR	13,455,000	13,451,683
Pennsylvania State University	5.00%		9/1/2037	Aa1	2,545,000	2,805,311
Private Colleges & Universities Authority - Savannah Clg Art/Design GA	5.00%		4/1/2029	A2	1,500,000	1,520,696
Private Colleges & Universities Authority - Savannah Clg Art/Design GA	5.00%		4/1/2031	A2	1,360,000	1,378,765
School District of Broward County FL	5.00%		7/1/2036	Aa3	2,685,000	3,053,829
State of Nevada Department of Business & Industry - Somerset Acad Nlv Bldg 1†	4.50%		12/15/2029	BB	525,000	510,675
State of Nevada Department of Business & Industry - Somerset Acad Nlv Bldg 1†	5.00%		12/15/2038	BB	1,000,000	957,412
Town of Davie - Nova Southeastern Univ FL	5.00%		4/1/2037	A-	5,000,000	5,246,037
Town of Davie - Nova Southeastern Univ FL	5.00%		4/1/2038	A-	2,500,000	2,611,605
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2024	A3	1,000,000	1,013,840
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2025	A3	2,630,000	2,700,210
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2026	A3	1,000,000	1,031,339
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2027	A3	1,600,000	1,655,100
University of California	4.00%		5/15/2038	AA-	5,975,000	6,148,114
University of California	4.00%		5/15/2040	AA	10,000,000	10,223,425

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
University of Connecticut	5.00%		4/15/2035	AA-	$5,350,000	$5,807,052
University of Houston TX	2.00%		2/15/2032	AA	6,095,000	5,325,877
University of Houston TX	5.00%		2/15/2029	AA	10,280,000	10,757,274
University of Illinois (AGM)	4.00%		4/1/2033	AA	4,905,000	5,005,256
University of Illinois (AGM)	4.00%		4/1/2034	AA	5,100,000	5,177,459
University of North Carolina at Wilmington	5.00%		6/1/2024	A1	2,560,000	2,598,726
Wayne State University MI	4.00%		11/15/2034	Aa3	3,900,000	3,960,746
West Virginia Economic Development Authority - Wheeling Power Co AMT	3.00%	#(a)	6/1/2037	A-	4,200,000	4,003,304
Total						376,548,438

Financial Services 0.12%
Berks County Industrial Development Authority - Tower Health Oblig Group PA	4.00%		11/1/2031	B	2,280,000	1,434,508
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2030	B	1,315,000	853,866
Massachusetts Educational Financing Authority AMT	3.625%		7/1/2034	AA	415,000	404,728
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	1,120,000	1,087,164	(e)
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	1,280,000	1,274,407
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	1,150,000	1,146,045
Total						6,200,718

General Obligation 22.52%
Adams County School District No. 1 CO GO	5.00%		12/1/2036	Aa2	6,090,000	6,381,237
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	23,000,000	24,088,583
California Community Choice Financing Authority	5.00%	#(a)	7/1/2053	A1	24,875,000	26,148,859
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	11,335,000	11,833,029
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	10,000,000	10,556,008
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,204,718	(e)
Chabot-Las Positas Community College District CA GO	5.00%		8/1/2023	AA	3,000,000	3,004,404

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	4.00%	12/1/2037	BB+	$14,000,000	$13,073,252
Chicago Board of Education IL GO	5.00%	12/1/2029	BB+	8,000,000	8,433,968
Chicago Board of Education IL GO	5.00%	12/1/2029	BB+	3,000,000	3,129,462
Chicago Board of Education IL GO	5.00%	12/1/2031	BB+	1,500,000	1,558,000
Chicago Board of Education IL GO	5.00%	12/1/2032	BB+	4,845,000	5,028,082
Chicago Board of Education IL GO	5.00%	12/1/2033	BB+	900,000	932,667
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+	475,000	490,223
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+	3,750,000	3,926,253
Chicago Board of Education IL GO	5.00%	12/1/2035	BB+	450,000	461,719
Chicago Board of Education IL GO	5.00%	12/1/2039	BB+	2,340,000	2,377,698
Chicago Board of Education IL GO†	6.75%	12/1/2030	BB+	5,000,000	5,561,707
Chicago Board of Education IL GO (AGM)	5.00%	12/1/2027	AA	2,860,000	3,008,791
Chicago Board of Education IL GO (AGM)	5.00%	12/1/2029	AA	4,220,000	4,480,995
Chicago Board of Education IL GO (AGM)	5.00%	12/1/2030	AA	2,500,000	2,655,990
Chicago Board of Education IL GO (AGM)	5.00%	12/1/2032	AA	1,250,000	1,326,644
Chicago Board of Education IL GO (AGM)	5.00%	12/1/2035	AA	3,000,000	3,155,944
City of Chicago IL GO	4.00%	1/1/2035	BBB+	7,925,000	7,835,688
City of Chicago IL GO	4.00%	1/1/2036	BBB+	8,195,000	7,990,247
City of Chicago IL GO	5.00%	1/1/2024	BBB+	15,000,000	15,084,534
City of Chicago IL GO	5.00%	1/1/2025	BBB+	7,000,000	7,138,767
City of Chicago IL GO	5.00%	1/1/2028	BBB+	19,000,000	20,109,579
City of Chicago IL GO	5.00%	1/1/2029	BBB+	3,750,000	4,009,363
City of Chicago IL GO	5.00%	1/1/2031	BBB+	2,210,000	2,265,215
City of Chicago IL GO	5.00%	1/1/2032	BBB+	3,000,000	3,254,995
City of Chicago IL GO	5.125%	1/1/2027	NR	1,130,000	1,162,662
City of Chicago IL GO	5.125%	1/1/2027	Baa3	1,970,000	2,005,451
City of Chicago IL GO	5.25%	1/1/2028	NR	1,630,000	1,680,056
City of Chicago IL GO	5.25%	1/1/2028	Baa3	2,215,000	2,258,284
City of Chicago IL GO	5.25%	1/1/2029	BBB+	2,025,000	2,064,137
City of Chicago IL GO	5.50%	1/1/2037	BBB+	1,250,000	1,271,765
City of Chicago IL GO	5.50%	1/1/2049	BBB+	3,750,000	3,956,673
City of Chicago IL GO	5.625%	1/1/2030	BBB+	1,835,000	1,951,527
City of Chicago IL GO	5.75%	1/1/2033	BBB+	7,000,000	7,477,193
City of Chicago IL GO	6.00%	1/1/2038	BBB+	15,890,000	16,915,147
City of Columbus OH GO	5.00%	8/15/2037	Aaa	1,480,000	1,733,199
City of Columbus OH GO	5.00%	8/15/2038	Aaa	1,315,000	1,516,062
City of Houston TX GO	5.00%	3/1/2024	AA	2,000,000	2,022,165

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of New Orleans LA GO	4.00%		10/1/2036	A+	$2,290,000	$2,318,894
City of New York NY GO	3.75%	#	6/1/2044	AA	2,500,000	2,500,000
City of New York NY GO	5.00%		8/1/2025	AA	12,000,000	12,030,115
City of New York NY GO	5.00%		8/1/2028	AA	25,000,000	27,600,882
City of New York NY GO	5.00%		8/1/2033	AA	7,030,000	7,590,370
City of New York NY GO	5.00%		10/1/2033	AA	1,250,000	1,467,173
City of New York NY GO	5.00%		9/1/2035	AA	10,000,000	11,555,116
City of New York NY GO	5.00%		10/1/2036	AA	1,250,000	1,430,935
City of New York NY GO	5.00%		4/1/2037	AA	10,000,000	10,747,535
City of New York NY GO	5.00%		12/1/2037	AA	7,500,000	7,883,279
City of Ocean City NJ GO	4.50%		10/17/2023	NR	12,010,000	12,041,072
Clark County School District NV GO (AGM)	4.00%		6/15/2036	AA	1,250,000	1,276,282
Commonwealth of Pennsylvania GO	5.00%		1/15/2028	Aa3	10,000,000	10,734,670
Commonwealth of Pennsylvania GO	5.00%		10/1/2034	Aa3	5,000,000	5,874,269
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	535,832	513,408
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	1,727,569	1,058,673
Commonwealth of Puerto Rico GO	Zero Coupon	#	11/1/2043	NR	6,356,031	3,209,796
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	11,206,659	10,445,028
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	3,035,632	2,732,752
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	5,000,000	4,357,406
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	1,917,657	1,627,068
Commonwealth of Puerto Rico GO	5.25%		7/1/2023	NR	749,622	749,622
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	34,225,245	35,089,871
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	6,481,543	6,832,085
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	5,309,508	5,694,833
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	1,415,665	1,549,204
County of Baltimore MD GO	4.00%		3/1/2038	AAA	8,995,000	9,289,827
County of Howard MD GO	3.00%		8/15/2037	AAA	2,255,000	2,056,633
County of Lake IL GO	3.50%		11/30/2031	AAA	1,825,000	1,843,193
County of Luzerne PA GO (AGM)	5.00%		11/15/2023	AA	2,500,000	2,514,061
County of Luzerne PA GO (AGM)	5.00%		11/15/2024	AA	4,000,000	4,089,585
County of Miami-Dade FL GO	5.00%		7/1/2038	AA	4,830,000	5,195,073
County of Nassau NY GO	5.00%		4/1/2037	Aa3	1,600,000	1,854,866
County of Nassau NY GO	5.00%		4/1/2038	Aa3	2,000,000	2,296,169
County of Nassau NY GO (AGM)	4.00%		4/1/2036	AA	4,030,000	4,168,098
County of Nassau NY GO (AGM)	4.00%		4/1/2037	AA	4,680,000	4,774,339
County of Suffolk NY GO (BAM)	2.00%		6/15/2033	AA	7,555,000	6,384,547	(e)

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
District of Columbia GO(b)	5.00%		6/1/2038	Aaa	$15,000,000	$15,158,569
Fresno Unified School District CA NPF GO (NATL)	5.25%		2/1/2024	A+	3,285,000	3,320,316
Illinois Finance Authority	4.00%		12/1/2039	AAA	2,000,000	2,003,197
Kane County Community Unit School District No. 304 Geneva IL GO	5.00%		1/1/2028	AA+	1,125,000	1,192,050
Kane County Community Unit School District No. 304 Geneva IL GO	5.00%		1/1/2029	AA+	2,200,000	2,328,896
Kane County Community Unit School District No. 304 Geneva IL GO	5.00%		1/1/2030	AA+	1,400,000	1,480,465
Lamar Consolidated Independent School District TX GO	5.00%		2/15/2038	AA	1,750,000	1,970,800
Louisiana Stadium & Exposition District	5.00%		7/1/2037	A2	3,125,000	3,502,070
Louisiana Stadium & Exposition District	5.00%		7/1/2038	A2	7,345,000	8,171,209
Louisiana Stadium & Exposition District	5.00%		7/1/2039	A2	6,550,000	7,240,544
Main Street Natural Gas, Inc. GA	4.00%	#(a)	4/1/2048	Aa1	5,000,000	5,005,016
Main Street Natural Gas, Inc. GA	5.00%	#(a)	7/1/2053	Aa1	10,000,000	10,453,892
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2027	AA+	4,600,000	4,868,490
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2028	AA+	6,715,000	7,120,309
New Caney Independent School District TX GO (PSF GTD)	1.25%	#(a)	2/15/2050	Aaa	4,550,000	4,424,084
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2028	A2	10,615,000	11,599,254
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2037	A2	4,000,000	4,398,146
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2037	A2	4,000,000	4,398,146
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	2,000,000	2,256,744
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%		7/15/2036	AA	5,000,000	5,416,725
New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%		8/1/2038	AAA	5,000,000	5,105,067
New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%		2/1/2032	AAA	23,000,000	23,201,915
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2039	AAA	11,820,000	11,951,378

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2036	AAA	$8,250,000	$9,545,823
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2037	AAA	8,265,000	9,466,304
New York State Dormitory Authority	4.00%		3/15/2037	Aa1	7,500,000	7,661,047
New York State Dormitory Authority	4.00%		2/15/2038	Aa1	13,305,000	13,446,259
New York State Dormitory Authority	4.00%		3/15/2038	AA+	5,000,000	5,060,550
New York State Dormitory Authority	4.00%		3/15/2040	AA+	13,750,000	13,762,103
New York State Dormitory Authority (AGM)	5.00%		10/1/2023	AA	2,500,000	2,510,509
New York State Dormitory Authority (BAM)	5.00%		10/1/2035	AA	5,000,000	5,611,056
New York State Dormitory Authority NY	4.00%		3/15/2037	AA+	5,195,000	5,326,406
Northside Independent School District TX GO (PSF GTD)	1.60%	#(a)	8/1/2049	Aaa	7,985,000	7,771,152
Pasadena Independent School District TX GO (PSF GTD)	5.00%		2/15/2038	AAA	4,890,000	5,498,319
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2035	Baa2	5,250,000	5,824,751
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2036	Baa2	5,000,000	5,485,312
Pennsylvania Economic Development Financing Authority AMT	5.50%		6/30/2037	Baa2	5,575,000	6,206,604
Pennsylvania Economic Development Financing Authority AMT	5.50%		6/30/2038	Baa2	6,200,000	6,866,351
Pflugerville Independent School District TX GO	5.00%		2/15/2036	AA+	3,525,000	4,045,029
Pflugerville Independent School District TX GO	5.00%		2/15/2037	AA+	7,500,000	8,528,731
Pflugerville Independent School District TX GO	5.00%		2/15/2038	AA+	4,405,000	4,952,985
Pflugerville Independent School District TX GO	5.00%		2/15/2039	AA+	5,115,000	5,726,908
Public Finance Authority - Ameream LLC WI†	7.00%		12/1/2050	NR	2,000,000	1,822,075
Reedy Creek Improvement District FL GO	4.00%		6/1/2031	AA-	2,240,000	2,315,080
School District of Philadelphia PA GO	5.00%		9/1/2026	A1	500,000	524,038
School District of Philadelphia PA GO	5.00%		9/1/2027	A1	600,000	639,314
School District of Philadelphia PA GO	5.00%		9/1/2028	A1	500,000	541,923
State of California GO	3.00%		11/1/2034	Aa2	5,900,000	5,772,333
State of California GO	5.00%		9/1/2035	Aa2	14,000,000	16,520,430

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of California GO	5.00%	10/1/2039	Aa2	$4,000,000	$4,617,657
State of Connecticut GO	4.00%	4/15/2037	AA-	1,825,000	1,853,777
State of Connecticut GO	4.00%	6/15/2037	AA-	775,000	783,724
State of Connecticut GO	4.00%	1/15/2038	AA-	4,000,000	4,079,330
State of Connecticut GO	5.00%	6/15/2034	AA-	1,100,000	1,201,366
State of Connecticut GO	5.00%	6/15/2035	AA-	1,125,000	1,221,505
State of Connecticut GO	5.00%	4/15/2036	AA-	1,150,000	1,259,584
State of Hawaii Harbor System Revenue AMT	4.00%	7/1/2035	Aa3	3,025,000	3,048,900
State of Illinois GO	4.00%	10/1/2034	A-	5,000,000	5,069,756
State of Illinois GO	4.00%	10/1/2035	A-	5,000,000	5,030,043
State of Illinois GO	4.00%	3/1/2038	A-	1,125,000	1,103,803
State of Illinois GO	5.00%	8/1/2023	A-	5,350,000	5,354,777
State of Illinois GO	5.00%	11/1/2027	A-	5,000,000	5,243,360
State of Illinois GO	5.00%	2/1/2028	A-	13,620,000	14,332,701
State of Illinois GO	5.00%	3/1/2028	A-	6,500,000	6,971,489
State of Illinois GO	5.00%	10/1/2029	A-	10,000,000	10,980,400
State of Illinois GO	5.00%	11/1/2029	A-	2,800,000	2,935,005
State of Illinois GO	5.00%	11/1/2032	A-	9,200,000	9,553,528
State of Illinois GO	5.00%	3/1/2033	A-	5,000,000	5,547,101
State of Illinois GO	5.00%	10/1/2033	A-	5,000,000	5,362,053
State of Illinois GO	5.00%	12/1/2033	A-	4,500,000	5,006,728
State of Illinois GO	5.00%	3/1/2034	A-	9,715,000	10,695,972
State of Illinois GO	5.00%	5/1/2036	A-	1,765,000	1,854,778
State of Illinois GO	5.25%	2/1/2034	A-	3,295,000	3,323,089
State of Illinois GO	5.25%	10/1/2036	A-	17,500,000	19,487,055
State of Illinois GO	5.25%	5/1/2038	A3	9,250,000	10,107,679
State of Illinois GO	5.50%	5/1/2030	A-	6,470,000	7,212,561
State of Illinois GO	5.50%	5/1/2039	A-	11,000,000	12,025,276
State of Louisiana GO	5.00%	5/1/2028	Aa2	11,180,000	11,524,612
State of Louisiana GO	5.00%	3/1/2036	Aa2	4,475,000	5,015,578
State of Maryland GO	5.00%	3/15/2036	AAA	10,000,000	11,772,682
State of New Jersey GO	2.00%	6/1/2029	A1	5,000,000	4,563,810
State of Washington GO	5.00%	2/1/2037	Aaa	23,725,000	27,345,452
State of Washington GO	5.00%	8/1/2037	Aaa	20,000,000	23,077,814
State of Washington GO	5.00%	7/1/2038	Aaa	10,000,000	11,467,565
State Public School Building Authority PA (AGM)	5.00%	6/1/2030	AA	5,000,000	5,267,042

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State Public School Building Authority PA (AGM)	5.00%		6/1/2031	AA	$5,000,000	$5,258,808
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2053	A2	27,300,000	28,254,946
Town of Oyster Bay NY GO (AGM)	2.00%		3/1/2030	AA	2,125,000	1,939,435
Town of Oyster Bay NY GO (AGM)	2.00%		3/1/2031	AA	2,040,000	1,836,578
Village of Romeoville IL GO	4.00%		12/30/2036	Aa2	4,725,000	4,776,002
Village of Romeoville IL GO	4.00%		12/30/2037	Aa2	3,800,000	3,805,424
Village of Schaumburg IL GO	3.00%		12/1/2027	AAA	7,060,000	7,002,817
Village of Schaumburg IL GO	3.00%		12/1/2031	AAA	1,300,000	1,303,018
Village of Skokie IL GO	3.00%		12/1/2029	Aa2	1,080,000	1,081,911
Virginia College Building Authority	5.00%		2/1/2037	AA+	7,950,000	9,059,084
Total						1,128,511,920

Health Care 10.28%
Allegheny County Hospital Development Authority - Allegheny Hlth Network Ob PA	5.00%		4/1/2031	A	16,000,000	16,964,880
Antelope Valley Healthcare District CA	5.00%		3/1/2031	BBB	7,000,000	7,085,676
Arizona Health Facilities Authority -Honorhealth Oblig Group	5.00%		12/1/2032	A2	5,000,000	5,085,580
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2025	B	2,405,000	1,685,797
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2026	B	1,000,000	700,338
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2036	B	1,835,000	1,190,047
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2037	B	5,075,000	3,290,810
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	B	2,595,000	1,765,423
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%		12/1/2035	BB	3,000,000	3,005,701
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%		7/1/2030	BB	2,075,000	2,034,694
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%		7/1/2031	BB	1,150,000	1,125,422
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%		7/1/2032	BB	1,000,000	968,393
California Health Facilities Financing Authority - Cedars-Sinai Med Ctr Oblg	5.00%		11/15/2026	Aa3	5,000,000	5,236,308

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority - Commonspirit Hlth Oblig	4.00%	4/1/2035	A-		$3,065,000	$3,086,853
California Health Facilities Financing Authority - Commonspirit Hlth Oblig	4.00%	4/1/2036	A-		5,000,000	4,997,147
California Health Facilities Financing Authority - Lucile S Packard Chld Hsp	5.00%	8/15/2032	A+		1,250,000	1,319,451
California Health Facilities Financing Authority - Sutter Health Oblig Group	5.00%	11/15/2032	A+		2,000,000	2,160,996
California Health Facilities Financing Authority - Sutter Health Oblig Group	5.00%	11/15/2033	A+		2,450,000	2,644,303
California Health Facilities Financing Authority - Sutter Health Oblig Group	5.00%	11/15/2034	A+		3,350,000	3,608,972
California Municipal Finance Authority - Eisenhower Medical Center	5.00%	7/1/2029	Baa2		1,000,000	1,050,754
California Municipal Finance Authority - Eisenhower Medical Center	5.00%	7/1/2031	Baa2		1,900,000	1,994,269
California Municipal Finance Authority - Eisenhower Medical Center	5.00%	7/1/2033	Baa2		1,000,000	1,046,830
California Statewide Communities Development Authority - Loma Linda Univ Med OBL†	5.00%	12/1/2033	BB		1,000,000	1,019,306
California Statewide Communities Development Authority - Loma Linda Univ Med OBL†	5.25%	12/1/2038	BB		1,500,000	1,522,170
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2024	A-		3,730,000	3,756,262
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2025	A-		1,250,000	1,255,955
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2027	A-		1,000,000	1,005,153
City of Atlantic Beach - Naval Cont Care Ret Oblig FL	5.00%	11/15/2028	BBB	(c)	2,020,000	2,020,184
City of Blaine - Crest View Obligated Grp MN	5.125%	7/1/2025	NR		770,000	500,500	(e)
City of Seneca - Nemaha Valley Cmnty Hosp KS	5.00%	9/1/2025	NR		5,500,000	5,545,693
City of South Miami Health Facilities Authority, Inc. - Baptist Hlth South OBL FL	5.00%	8/15/2026	AA-		3,000,000	3,147,256
City of South Miami Health Facilities Authority, Inc. - Baptist Hlth South OBL FL	5.00%	8/15/2027	AA-		3,620,000	3,868,717

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of South Miami Health Facilities Authority, Inc. - Baptist Hlth South OBL FL	5.00%		8/15/2028	AA-	$2,625,000	$2,813,575
City of Tampa - H. Lee Moffitt Cancer OBL FL	4.00%		7/1/2038	A2	4,755,000	4,672,730
Clarke County Hospital Authority - Piedmont Hlthcr Oblig Grp GA	5.00%		7/1/2029	AA-	7,090,000	7,411,455
Clarke County Hospital Authority - Piedmont Hlthcr Oblig Grp GA	5.00%		7/1/2030	AA-	4,500,000	4,700,821
Colorado Health Facilities Authority - Commonspirit Hlth Oblig	5.00%		8/1/2031	A-	3,000,000	3,229,994
Colorado Health Facilities Authority - Commonspirit Hlth Oblig	5.25%		11/1/2038	A-	2,095,000	2,280,619
Colorado Health Facilities Authority - Intermountain Hlthcr Oblg	5.00%	#(a)	5/15/2062	AA+	10,255,000	11,218,069
Connecticut State Health & Educational Facilities Authority - Griffin Health Oblig Grp†	5.00%		7/1/2034	BB+	225,000	225,536
Connecticut State Health & Educational Facilities Authority - Griffin Health Oblig Grp†	5.00%		7/1/2039	BB+	1,000,000	971,458
Connecticut State Health & Educational Facilities Authority - Nuvance Health Oblig Grp	4.00%		7/1/2036	Baa2	5,000,000	4,819,437
Connecticut State Health & Educational Facilities Authority - Yale-New Haven Hlth Oblig	1.80%	#(a)	7/1/2049	AA-	5,000,000	4,905,992
County of Cuyahoga - The Metrohealth System OH	5.00%		2/15/2037	BBB	5,000,000	5,072,728
County of Montgomery - Premier Hlth Partners OBL OH	4.00%		11/15/2039	Baa1	6,000,000	5,584,909
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2033	BB+	10,500,000	10,468,168
County of Washington - Marietta Area Hlthcr Oblg OH	5.50%		12/1/2027	NR	10,560,000	10,466,680
County of Washington - Marietta Area Hlthcr Oblg OH	6.375%		12/1/2037	NR	10,000,000	10,105,307
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%		6/1/2036	NR	3,830,000	3,961,820
District of Columbia - Children’s NATL Med Oblig	5.00%		7/15/2026	A1	1,700,000	1,766,769

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
District of Columbia - Children’s NATL Med Oblig	5.00%		7/15/2034	A1		$5,000,000	$5,170,268
Florida Development Finance Corp. - Lakeland Regl Hlth Olig	4.00%		11/15/2034	A2		4,000,000	4,042,204
Florida Development Finance Corp. - Lakeland Regl Hlth Olig	4.00%		11/15/2035	A2		5,530,000	5,546,429
Florida Development Finance Corp. - Lakeland Regl Hlth Olig	4.00%		11/15/2036	A2		3,700,000	3,667,746
Florida Development Finance Corp. - Lakeland Regl Hlth Olig	4.00%		11/15/2038	A2		2,265,000	2,204,942
Franklin County Industrial Development Authority - Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2031	NR		1,000,000	938,447
Franklin County Industrial Development Authority - Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2033	NR		1,000,000	924,100
Geisinger Authority - Geisinger Hlth Sys Oblig PA	5.00%	#(a)	4/1/2043	AA-		7,300,000	7,913,656
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%		11/15/2036	NR		1,500,000	1,359,516
Greeneville Health & Educational Facilities Board - Ballad Health Oblig Group TN	5.00%		7/1/2035	A-		3,300,000	3,475,428
Greeneville Health & Educational Facilities Board - Ballad Health Oblig Group TN	5.00%		7/1/2036	A-		3,000,000	3,141,748
Greeneville Health & Educational Facilities Board - Ballad Health Oblig Group TN	5.00%		7/1/2037	A-		10,000,000	10,409,490
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Hlth Obl TX	5.00%	#(a)	6/1/2050	Aa3		5,000,000	5,406,347
Harris County Cultural Education Facilities Finance Corp. TX	6.375%		1/1/2033	BB+	(c)	120,000	120,079
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%		7/1/2030	BBB		4,775,000	4,937,587
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%		7/1/2032	BBB		4,055,000	4,182,100
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%		7/1/2033	BBB		4,870,000	5,016,102

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Housing & Redevelopment Authority of The City of St. Paul Minnesota - Fairview Hlth Svcs Oblig	5.00%	11/15/2023	NR		$3,735,000	$3,756,234
Housing & Redevelopment Authority of The City of St. Paul Minnesota - Fairview Hlth Svcs Oblig	5.00%	11/15/2024	NR		4,500,000	4,601,832
Illinois Finance Authority - Ascension Hlth Credit Grp	4.00%	2/15/2033	AA+		5,000,000	5,080,659
Illinois Finance Authority - Plymouth Place Obl Group	5.00%	5/15/2030	NR		1,690,000	1,747,518
Illinois Finance Authority - Silver Cross Hosp Oblig	5.00%	8/15/2035	A3		4,500,000	4,589,564
Industrial Development Authority of the County of Pima - La Posada Park Centre Obl AZ†	5.125%	11/15/2029	NR		3,000,000	2,971,761
Karnes County Hospital District TX	5.00%	2/1/2024	A	(c)	375,000	377,719
Karnes County Hospital District TX	5.00%	2/1/2034	A	(c)	1,000,000	1,006,569
Kentucky Economic Development Finance Authority - Masonic Homes Oblig	5.375%	11/15/2032	NR		1,185,000	1,079,310
Kentucky Economic Development Finance Authority - Owensboro Health Inc Oblg	5.00%	6/1/2029	Baa2		4,235,000	4,343,937
Kentucky Economic Development Finance Authority - Owensboro Health Inc Oblg	5.00%	6/1/2032	Baa2		6,000,000	6,134,589
Lee Memorial Health System Obl FL	5.00%	4/1/2036	A+		4,535,000	4,850,312
Maricopa County Industrial Development Authority - Honorhealth Oblig Group AZ	5.00%	9/1/2033	A2		500,000	539,887
Maricopa County Industrial Development Authority - Honorhealth Oblig Group AZ	5.00%	9/1/2034	A2		1,000,000	1,077,272
Maricopa County Industrial Development Authority - Honorhealth Oblig Group AZ	5.00%	9/1/2035	A2		1,000,000	1,069,629
Maricopa County Industrial Development Authority - Honorhealth Oblig Group AZ	5.00%	9/1/2036	A2		1,800,000	1,911,575
Massachusetts Development Finance Agency - Beth Israel Lahey Obl Grp	5.00%	7/1/2034	A		1,000,000	1,082,463
Massachusetts Development Finance Agency - Beth Israel Lahey Obl Grp	5.00%	7/1/2036	A		2,000,000	2,136,610
Massachusetts Development Finance Agency - Wellforce	4.00%	7/1/2035	BBB+		2,000,000	1,927,978
Massachusetts Development Finance Agency - Wellforce Obligated Group	4.00%	7/1/2037	BBB+		3,930,000	3,641,004

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency - Wellforce Obligated Group	5.00%	7/1/2038	BBB+	$1,000,000	$1,014,543
Massachusetts Development Finance Agency - Wellforce Obligated Group	5.00%	7/1/2039	BBB+	2,250,000	2,254,667
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd - Vanderbilt Univ Med Ctr TN	5.00%	7/1/2031	A	1,300,000	1,364,981
Miami Beach Health Facilities Authority - Mt Sinai Medical Center FL	5.00%	11/15/2030	Baa1	1,500,000	1,516,137
Michigan Finance Authority - Trinity Hlth Corp Oblig	5.00%	12/1/2034	AA-	5,000,000	5,336,013
Michigan Finance Authority - Trinity Hlth Corp Oblig	5.00%	12/1/2035	AA-	5,000,000	5,307,218
Monroeville Finance Authority - UPMC Obligated Group PA	5.00%	2/15/2028	A	1,600,000	1,718,159
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	4.00%	9/1/2036	A	1,350,000	1,327,096
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	4.00%	9/1/2038	A	2,250,000	2,173,786
Montgomery County Industrial Development Authority - Albert Einstein Hlthcr Ob PA	5.00%	1/15/2024	NR	4,000,000	4,035,832
Montgomery County Industrial Development Authority - Albert Einstein Hlthcr Ob PA	5.25%	1/15/2026	NR	2,000,000	2,059,950
Montgomery County Industrial Development Authority - Albert Einstein Hlthcr Ob PA	5.25%	1/15/2028	NR	3,000,000	3,089,926
Montgomery County Industrial Development Authority - Whitemarsh Cont Care Obl PA	5.00%	1/1/2030	NR	2,000,000	1,950,280
Moon Industrial Development Authority - Baptist Homes Society Obl PA	5.125%	7/1/2025	NR	1,975,000	1,904,152
New Hope Cultural Education Facilities Finance Corp. - Children’s Hlth Sys Oblig TX	5.00%	8/15/2026	Aa3	2,000,000	2,107,860
New Jersey Health Care Facilities Financing Authority - Hackensack Merdn Hlth Ob	5.00%	7/1/2028	AA-	5,500,000	5,908,307
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%	7/1/2028	BBB-	1,300,000	1,332,929

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%		7/1/2029	BBB-	$1,605,000	$1,646,969
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%		7/1/2030	BBB-	1,100,000	1,128,309
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%		7/1/2031	BBB-	1,110,000	1,137,768
New Jersey Health Care Facilities Financing Authority - University Hospital (AGM)	5.00%		7/1/2028	AA	2,000,000	2,051,305
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp	4.00%		7/1/2036	A	1,000,000	1,002,788
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp	4.00%		7/1/2037	A	1,000,000	1,000,297
New York State Dormitory Authority - Catholic Hlth Sys Oblig	4.00%		7/1/2037	B-	1,100,000	823,157
New York State Dormitory Authority - Catholic Hlth Sys Oblig	4.00%		7/1/2039	B-	1,000,000	728,013
New York State Dormitory Authority - Catholic Hlth Sys Oblig	4.00%		7/1/2040	B-	850,000	614,908
New York State Dormitory Authority - Catholic Hlth Sys Oblig	5.00%		7/1/2036	B-	1,945,000	1,643,158
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2026	BBB-	1,500,000	1,506,580
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2029	BBB-	2,700,000	2,721,247
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2030	BBB-	1,100,000	1,108,691
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2031	BBB-	1,600,000	1,612,948
New York State Dormitory Authority - Montefiore Obligated Group	4.00%		8/1/2036	BBB-	1,780,000	1,662,951
New York State Dormitory Authority - Montefiore Obligated Group	4.00%		8/1/2038	BBB-	4,000,000	3,608,976
New York State Dormitory Authority - Montefiore Obligated Grp	4.00%		9/1/2036	BBB-	1,555,000	1,450,701
New York State Dormitory Authority - Montefiore Obligated Grp	4.00%		8/1/2037	BBB-	650,000	595,329
New York State Dormitory Authority - Montefiore Obligated Grp	4.00%		9/1/2038	BBB-	2,940,000	2,651,458
New York State Dormitory Authority - Montefiore Obligated Grp	4.00%		9/1/2040	BBB-	3,150,000	2,800,782
Norfolk Economic Development Authority - Sentara Hlthcr Oblig Gp VA	5.00%	#(a)	11/1/2048	AA	11,245,000	12,296,256

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
North Carolina Medical Care Commission - Southminster Inc Obl Grp	5.00%	10/1/2031	NR		$1,750,000	$1,717,462
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp	5.00%	8/15/2033	BB-		2,045,000	1,963,095
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp	5.00%	8/15/2038	BB-		6,160,000	5,776,420
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp	5.25%	8/15/2043	BB-		6,710,000	6,358,388
Oneida County Local Development Corp. - Mohawk Valley Hlth Obl NY (AGM)	4.00%	12/1/2035	AA		1,000,000	1,009,395
Oneida County Local Development Corp. - Mohawk Valley Hlth Obl NY (AGM)	4.00%	12/1/2036	AA		1,250,000	1,250,648
Oneida County Local Development Corp. - Mohawk Valley Hlth Obl NY (AGM)	4.00%	12/1/2037	AA		2,210,000	2,187,411
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%	10/1/2035	A+		1,730,000	1,946,856
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%	10/1/2037	A+		2,350,000	2,587,214
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%	10/1/2038	A+		1,530,000	1,673,478
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%	10/1/2039	A+		1,500,000	1,629,224
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%	10/1/2040	A+		1,500,000	1,621,520
Palomar Health CA - Palomar Health Oblig Grp	5.00%	11/1/2036	BBB		2,980,000	3,053,999
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	4.00%	2/15/2040	A		2,820,000	2,757,139
Public Finance Authority - Proton Intl Alabama LLC WI†(d)	6.85%	10/1/2047	NR		1,410,000	846,000	(e)
Rhode Island Health & Educational Building Corp. - Care New England Hlth Obl	5.00%	9/1/2031	B+		5,000,000	4,942,096
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblg	5.00%	12/1/2035	B+	(c)	3,850,000	3,512,302
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblg	5.50%	12/1/2029	B+	(c)	750,000	740,993
State of Ohio - Univ Hosp Hlth Sys Obl Gp	4.00%	1/15/2037	A		1,900,000	1,861,845
State of Ohio - Univ Hosp Hlth Sys Obl Gp	5.00%	1/15/2036	A		3,295,000	3,497,439

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Oblg TX	5.00%	#(a)	11/15/2052	AA-		$4,000,000	$4,425,282
Tarrant County Cultural Education Facilities Finance Corp. - Christus Health Obl Group TX	5.00%	#(a)	7/1/2053	A1		7,750,000	8,645,591
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	(c)	1,250,000	1,272,805
Washington Health Care Facilities Authority - Commonspirit Hlth Oblig	5.00%	#(a)	8/1/2049	A-		4,500,000	4,529,824
Washington Health Care Facilities Authority - Providence St Joseph Obl	4.00%	#(a)	10/1/2042	A		24,690,000	24,788,511
Washington State Housing Finance Commission - Spokane United Method Hms†	6.00%		1/1/2024	NR		245,000	248,118
West Virginia Hospital Finance Authority - WV United Hlth Sys Oblig	4.00%		6/1/2030	A		5,500,000	5,542,226
West Virginia Hospital Finance Authority - WV United Hlth Sys Oblig	4.00%		6/1/2035	A		1,570,000	1,573,844
Wisconsin Health & Educational Facilities Authority - Amer Baptist Homes Oblig	5.00%		8/1/2032	NR		1,375,000	1,200,916
Wisconsin Health & Educational Facilities Authority - Amer Baptist Homes Oblig	5.00%		8/1/2037	NR		1,500,000	1,216,704	(e)
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Hlth Ob	5.30%	#	2/15/2053	BBB+		10,000,000	10,000,000
Total							515,319,690

Housing 1.26%
California Housing Finance Agency	3.25%		8/20/2036	BBB		7,318,907	6,668,362
California Housing Finance Agency	3.50%		11/20/2035	BBB+		5,655,336	5,295,085
California Housing Finance Agency	4.00%		3/20/2033	BBB+		4,577,257	4,497,475
California Housing Finance Agency	4.25%		1/15/2035	BBB+		4,238,626	4,245,426
California Municipal Finance Authority - Park Western Housing LP (FNMA)	2.65%		8/1/2036	Aaa		4,306,835	3,597,277
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000,000	1,033,019
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750,000	778,479
CSCDA Community Improvement Authority CA†	3.00%		6/1/2047	NR		5,000,000	3,653,472

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	3.00%	1/1/2052	Aaa	$3,560,000	$3,436,329
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	3.00%	7/1/2052	Aaa	4,805,000	4,620,514
Indiana Finance Authority - Chf-Tippecanoe LLC	5.00%	6/1/2038	NR	800,000	832,303
Indiana Finance Authority - Chf-Tippecanoe LLC	5.00%	6/1/2043	NR	1,670,000	1,721,255
Industrial Development Authority of the City of Phoenix - Downtown Phoenix Std Hsg AZ	5.00%	7/1/2032	Baa3	1,080,000	1,121,967
Maryland Community Development Administration	3.00%	9/1/2039	Aa1	10,000,000	8,627,650
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	3.25%	11/1/2052	AA+	2,875,000	2,784,064
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	4.25%	5/1/2047	AA+	1,395,000	1,392,446
New York City Housing Development Corp. NY	2.10%	11/1/2036	AA+	5,725,000	4,403,370
Washington State Housing Finance Commission	3.50%	12/20/2035	BBB+	4,848,127	4,480,906
Total					63,189,399

Lease Obligations 3.35%
California State Public Works Board	5.00%	5/1/2034	Aa3	9,525,000	11,279,176
County of Cuyahoga OH COPs	5.00%	12/1/2023	AA-	5,640,000	5,673,536
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA	3,000,000	3,028,271
Indiana Finance Authority	5.25%	2/1/2029	AA+	2,500,000	2,600,922
Michigan State Building Authority	5.00%	4/15/2034	Aa2	6,525,000	6,771,503
Michigan State Building Authority	5.00%	4/15/2036	Aa2	3,000,000	3,304,671
New Jersey Economic Development Authority	4.00%	6/15/2034	A2	500,000	515,877
New Jersey Economic Development Authority	4.00%	6/15/2035	A2	400,000	408,937
New Jersey Economic Development Authority	4.00%	11/1/2037	A2	3,000,000	3,008,464
New Jersey Economic Development Authority	4.00%	11/1/2038	A2	3,000,000	2,984,146
New Jersey Economic Development Authority	5.00%	6/15/2025	A2	5,085,000	5,235,410

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority	5.00%		6/15/2033	A2	$7,215,000	$7,804,772
New Jersey Economic Development Authority	5.00%		6/15/2034	A2	3,000,000	3,252,650
New Jersey Economic Development Authority	5.00%		6/15/2034	A2	13,645,000	14,741,721
New Jersey Economic Development Authority	5.00%		6/15/2035	A2	4,925,000	5,119,425
New Jersey Economic Development Authority	5.00%		6/15/2035	A2	1,000,000	1,084,217
New Jersey Economic Development Authority	5.00%		6/15/2036	A2	1,320,000	1,386,839
New Jersey Economic Development Authority	5.00%		6/15/2042	A2	1,400,000	1,517,903
New Jersey Economic Development Authority†	5.25%		9/1/2027	A-	24,555,000	26,479,623
New Jersey Transportation Trust Fund Authority	3.25%		6/15/2039	A2	2,000,000	1,761,683
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2035	A2	3,750,000	3,838,649
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2036	A2	2,770,000	2,805,242
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	3,000,000	3,137,883
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,506,538
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2033	A2	35,410,000	38,263,363
Redevelopment Authority of the City of Philadelphia PA	5.00%		4/15/2028	A1	4,380,000	4,483,358
School Board of Miami-Dade County FL GO	4.00%		3/15/2034	AA-	4,535,000	4,674,016
Total						167,668,795

Multi-Family Housing 0.05%
Illinois Housing Development Authority (HUD SECT8) (FHA)	4.00%	#(a)	6/1/2026	Aaa	2,700,000	2,704,025

Other Revenue 3.08%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,675,000	12,603,849
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY	5.00%		7/15/2042	Ba1	7,600,000	7,614,477

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY (AGM)	4.00%		7/15/2029	AA	$1,500,000	$1,524,610
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.00%		12/1/2033	BB+	2,000,000	2,027,308
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.25%		12/1/2038	BB+	1,650,000	1,669,247
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	6.00%		8/15/2038	NR	13,970,000	14,150,839
Commonwealth of Puerto Rico	5.069%	#	11/1/2051	NR	17,586,280	8,947,020
Duval County Public Schools FL COPs (AGM)	5.00%		7/1/2034	AA	2,000,000	2,239,342
Illinois Finance Authority - Field Museum Natural Hist	4.742% (SOFR * .70 + 1.20%	)#	11/1/2034	A	10,350,000	10,344,275
Industrial Development Authority of the City of Phoenix - Basis Schools Inc Oblig AZ†	5.00%		7/1/2035	BB	2,350,000	2,354,387
Industrial Development Authority of the County of Pima - Edkey Obligated Group AZ†	5.00%		7/1/2035	NR	5,000,000	4,915,332
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	30,995,000	30,822,742
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,499,983
Maricopa County Industrial Development Authority AZ†	5.00%		7/1/2039	BB+	2,055,000	1,977,805
Maryland Economic Development Corp.(d)	5.00%		12/1/2016	NR	700,000	420,000
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	3,380,000	3,627,995
SA Energy Acquisition Public Facility Corp. TX	5.50%		8/1/2023	A2	9,365,000	9,372,816
State of Hawaii Department of Budget & Finance AMT	3.25%		1/1/2025	Baa1	5,000,000	4,928,380
Triborough Bridge & Tunnel Authority NY	2.00%	#(a)	5/15/2045	AA+	5,000,000	4,912,223
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2032	AA+	14,810,000	17,638,292
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,180,000	9,761,017
Total						154,351,939

Power 0.32%
Energy Northwest - Bonneville Power Admin WA	5.00%		7/1/2037	Aa1	7,500,000	8,650,384
Energy Northwest - Bonneville Power Admin WA	5.00%		7/1/2038	Aa1	4,000,000	4,568,703

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Power (continued)
York County Economic Development Authority - Virginia Elec & Pwr Co	3.65%	#(a)	5/1/2033	A2	$3,000,000	$2,991,494
Total						16,210,581

Pre-Refunded 0.00%
New York State Dormitory Authority	4.00%		2/15/2034	NR	15,000	15,684

Single-Family Housing 0.20%
Pennsylvania Housing Finance Agency	5.50%		10/1/2053	Aa1	9,500,000	10,102,241

Special Tax 1.90%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	1,250,000	1,273,843
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%		5/1/2042	NR	5,500,000	5,542,298
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	1,860,000	1,913,545
Atlanta Urban Redevelopment Agency GA†	2.375%		7/1/2026	NR	320,000	305,573
Atlanta Urban Redevelopment Agency GA†	2.875%		7/1/2031	NR	965,000	860,132
Atlanta Urban Redevelopment Agency GA†	3.625%		7/1/2042	NR	1,880,000	1,592,124
Emeryville Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%		9/1/2024	AA	1,950,000	1,988,004
Emeryville Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%		9/1/2025	AA	2,650,000	2,700,928
Industrial Development Authority of the City of St. Louis Missouri	4.375%		11/15/2035	NR	3,955,000	3,165,106
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	3,000,000	2,213,935
Miami World Center Community Development District FL	4.75%		11/1/2027	NR	750,000	760,395
Mida Mountain Village Public Infrastructure District UT†	4.50%		8/1/2040	NR	1,250,000	1,060,011
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2033	AA	1,750,000	1,640,581
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2034	AA	1,000,000	927,136
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGM)	3.00%		3/1/2036	AA	5,500,000	4,984,054
Orange County Community Facilities District CA Special Tax	5.00%		8/15/2033	NR	1,370,000	1,408,001
Orange County Community Facilities District CA Special Tax	5.00%		8/15/2035	NR	975,000	998,377

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	$545,000	$540,831
Peninsula Town Center Community Development Authority VA†	5.00%		9/1/2037	NR	875,000	860,999
Pittsburg Successor Agency Redevelopment Agency CA Tax Allocation (AGM)	5.00%		9/1/2025	AA	3,500,000	3,608,109
River Islands Public Financing Authority CA Special Tax	4.00%		9/1/2051	NR	990,000	795,266
River Islands Public Financing Authority CA Special Tax (AGM)	5.00%		9/1/2042	AA	4,000,000	4,410,540
State of Connecticut Special Tax Revenue	4.00%		9/1/2034	AA	8,075,000	8,230,595
State of Connecticut Special Tax Revenue	5.00%		10/1/2030	AA	9,000,000	9,914,229
State of Connecticut Special Tax Revenue	5.00%		1/1/2032	AA	14,375,000	15,636,590
Village Community Development District No. 12 FL	3.25%		5/1/2026	NR	2,280,000	2,261,620
Village Community Development District No. 12 FL	3.80%		5/1/2028	NR	2,055,000	2,054,882
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,830,000	1,817,448
Village Community Development District No. 13 FL	1.80%		5/1/2026	NR	535,000	502,508
Village Community Development District No. 13 FL	2.55%		5/1/2031	NR	740,000	653,816
Village Community Development District No. 13 FL	2.85%		5/1/2036	NR	1,880,000	1,543,020
Village Community Development District No. 13 FL	3.00%		5/1/2029	NR	475,000	445,113
Village Community Development District No. 13 FL†	3.00%		5/1/2035	NR	3,360,000	2,857,257
Village Community Development District No. 13 FL†	3.25%		5/1/2040	NR	4,200,000	3,341,532
Village Community Development District No. 13 FL	3.375%		5/1/2034	NR	2,465,000	2,257,365
Total						95,065,763

Tax Revenue 2.63%
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	5,675,000	5,986,686
City of Sparks NV†	2.75%		6/15/2028	Ba1	2,205,000	2,055,400
Clear Creek Independent School District TX GO (PSF GTD)	0.28%	#(a)	2/15/2038	AAA	4,930,000	4,709,167

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	$3,750,000	$3,812,545
County of Cook Sales Tax Revenue IL	5.25%	11/15/2036	AA-	10,000,000	10,633,046
County of Jefferson AL	5.00%	9/15/2026	AA	2,400,000	2,519,348
El Paso Downtown Development Corp. TX	6.25%	8/15/2023	AA-	5,000,000	5,016,220
Maryland State Transportation Authority	4.00%	7/1/2037	Aa2	4,660,000	4,805,000
Metropolitan Atlanta Rapid Transit Authority GA	5.00%	7/1/2032	AAA	5,000,000	5,313,380
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A2	3,200,000	3,467,004
New York City Transitional Finance Authority Building Aid Revenue NY	5.25%	7/15/2036	AA	11,700,000	12,855,627
New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%	8/1/2038	AAA	5,530,000	5,592,848
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%	11/1/2037	AAA	2,500,000	2,237,551
New York State Thruway Authority	5.00%	3/15/2035	AA+	6,000,000	6,998,405
New York State Urban Development Corp.	5.00%	3/15/2034	Aa1	12,140,000	14,281,410
New York State Urban Development Corp.	5.00%	3/15/2035	Aa1	5,000,000	5,840,787
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	1,616,000	1,257,476
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	1,774,000	1,267,779
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	11,643,000	7,582,357
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	5,223,000	4,980,290
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	12,051,000	11,490,997
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	81,000	74,720
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	268,000	262,502
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	1,967,000	1,879,246
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	1,092,000	1,037,654
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	4,974,000	4,861,432
Territory of Guam	5.00%	1/1/2031	Ba1	750,000	788,495
Total					131,607,372

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Taxable Revenue - Water & Sewer 1.10%
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	A	(c)	$1,500,000	$1,663,480
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	A	(c)	1,000,000	1,108,290
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2038	A	(c)	1,500,000	1,649,568
Louisville & Jefferson County Metropolitan Sewer District KY	5.00%		5/15/2035	Aa3		10,000,000	11,758,047
New Jersey Economic Development Authority - New Jersey Amern Wtr Co AMT	3.75%	#(a)	11/1/2034	A1		5,500,000	5,471,730
Pittsburgh Water & Sewer Authority PA (AGM)(b)	5.00%		9/1/2036	A1		6,750,000	7,816,162
Pittsburgh Water & Sewer Authority PA (AGM)(b)	5.00%		9/1/2037	A1		4,750,000	5,443,421
Pittsburgh Water & Sewer Authority PA (AGM)(b)	5.00%		9/1/2038	A1		4,500,000	5,115,327
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	4.00%	#(a)	10/1/2048	Aa2		14,000,000	14,889,344
Total							54,915,369

Tobacco 1.47%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR		20,915,000	19,617,228
California County Tobacco Securitization Agency	4.00%		6/1/2035	A-		1,300,000	1,324,334
California County Tobacco Securitization Agency	4.00%		6/1/2036	A-		1,195,000	1,207,914
California County Tobacco Securitization Agency	4.00%		6/1/2037	A-		895,000	896,581
Golden State Tobacco Securitization Corp. CA	5.00%		6/1/2027	NR		4,000,000	4,349,154
Iowa Tobacco Settlement Authority	4.00%		6/1/2049	BBB+		6,105,000	6,046,441
Michigan Finance Authority	4.00%		6/1/2034	A-		1,000,000	1,017,115
Michigan Finance Authority	4.00%		6/1/2035	A-		2,000,000	2,017,942
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR		35,000,000	1,986,975
Northern Tobacco Securitization Corp. AK	4.00%		6/1/2037	A-		1,500,000	1,467,143
Northern Tobacco Securitization Corp. AK	4.00%		6/1/2050	BBB-		1,345,000	1,338,750
Railsplitter Tobacco Settlement Authority IL	5.00%		6/1/2027	A		3,325,000	3,493,213
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB-		9,600,000	9,640,970

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		$5,100,000	$5,296,026
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2027	BBB		2,500,000	2,552,642
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2028	BBB		2,000,000	2,042,679
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		3,690,000	3,455,356
TSASC, Inc. NY	5.00%	6/1/2029	A		5,775,000	6,048,029
Total						73,798,492

Transportation 21.33%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2034	AA		3,650,000	3,832,651
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	6/30/2031	BBB-	(c)	3,250,000	3,435,917
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2036	BBB-	(c)	3,215,000	3,322,181
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2037	BBB-	(c)	7,000,000	7,201,830
Central Florida Expressway Authority	4.00%	7/1/2037	A+		7,380,000	7,407,718
Central Texas Regional Mobility Authority	4.00%	1/1/2034	A		4,750,000	4,958,261
Central Texas Regional Mobility Authority	4.00%	1/1/2035	A		4,000,000	4,142,156
Central Texas Regional Mobility Authority	4.00%	1/1/2036	A		4,510,000	4,626,909
Central Texas Regional Mobility Authority	5.00%	1/1/2025	A-		7,500,000	7,602,337
Central Texas Regional Mobility Authority	5.00%	1/1/2027	A-		15,000,000	15,631,285
Central Texas Regional Mobility Authority	5.00%	1/1/2030	A		800,000	829,395
Central Texas Regional Mobility Authority	5.00%	1/1/2031	A		1,675,000	1,736,547
Central Texas Regional Mobility Authority	5.00%	1/1/2032	A		2,000,000	2,073,488
Central Texas Turnpike System	5.00%	8/15/2025	A-		2,250,000	2,272,811
Central Texas Turnpike System	5.00%	8/15/2026	A-		2,500,000	2,528,023
Central Texas Turnpike System	5.00%	8/15/2027	A-		3,300,000	3,338,527
Central Texas Turnpike System	5.00%	8/15/2028	A-		3,705,000	3,749,408
Central Texas Turnpike System	5.00%	8/15/2033	A-		7,650,000	7,736,873
Chicago Midway International Airport IL	4.00%	1/1/2034	A		2,175,000	2,186,288
Chicago Midway International Airport IL	5.00%	1/1/2026	A		6,075,000	6,114,600
Chicago Midway International Airport IL AMT	5.00%	1/1/2026	A		4,605,000	4,620,141
Chicago Midway International Airport IL AMT	5.00%	1/1/2030	A		5,000,000	5,018,765
Chicago Midway International Airport IL AMT	5.00%	1/1/2031	A		2,000,000	2,054,839
Chicago O’Hare International Airport IL	4.00%	1/1/2038	A+		6,820,000	6,864,104

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare International Airport IL	5.00%	1/1/2031	A+		$6,500,000	$6,654,081
City & County of Denver Airport System Revenue CO AMT	5.00%	11/15/2031	AA-		16,500,000	18,332,487
City & County of Denver Airport System Revenue CO AMT	5.00%	12/1/2031	A+		15,000,000	16,069,009
City & County of Denver Airport System Revenue CO AMT	5.00%	12/1/2035	A+		5,000,000	5,292,363
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2033	AA-		8,365,000	9,738,586
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	AA-		3,500,000	4,172,938
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2035	Aa3		3,250,000	3,838,552
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2037	AA-		2,000,000	2,319,855
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2037	AA-		4,150,000	4,143,682
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	1/1/2029	AA-		2,500,000	2,519,440
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.75%	7/1/2024	BB-		2,390,000	2,392,228
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2027	B-	(c)	1,000,000	1,013,334
City of Houston Airport System Revenue TX(b)	5.00%	7/1/2035	AA		8,005,000	8,850,843
City of Houston Airport System Revenue TX(b)	5.00%	7/1/2036	AA		2,850,000	3,121,899
City of Houston Airport System Revenue TX(b)	5.00%	7/1/2037	AA		2,000,000	2,175,772
City of Houston Airport System Revenue TX(b)	5.00%	7/1/2038	AA		2,000,000	2,163,449
City of Houston Airport System Revenue TX	5.25%	7/1/2039	AA		2,700,000	2,970,961
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2033	AA		6,675,000	7,129,974
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2033	AA		4,500,000	5,018,801
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2034	AA-		2,930,000	3,234,480
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2034	AA		6,000,000	6,666,952

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2032	A2	$3,660,000	$4,023,841
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	Aa2	4,045,000	4,298,909
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	Aa3	5,000,000	5,313,855
City of Phoenix Civic Improvement Corp. AZ AMT	5.00%	7/1/2029	Aa3	1,500,000	1,625,508
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2029	A+	3,000,000	3,204,077
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2030	A+	2,275,000	2,397,847
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2031	A+	3,000,000	3,162,519
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2034	A+	14,645,000	15,564,393
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2034	A+	4,455,000	4,682,545
County of Broward Airport System Revenue FL AMT	5.00%	10/1/2029	A+	1,120,000	1,214,150
County of Broward Airport System Revenue FL AMT	5.00%	10/1/2035	A+	2,660,000	2,849,187
County of Broward Airport System Revenue FL AMT	5.00%	10/1/2036	A+	2,615,000	2,781,867
County of Broward Airport System Revenue FL AMT	5.00%	10/1/2037	A+	4,000,000	4,229,474
County of Lee Airport Revenue FL AMT	5.00%	10/1/2029	A2	11,000,000	11,886,253
County of Miami-Dade Aviation Revenue FL	5.00%	10/1/2025	A1	3,690,000	3,752,926
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2027	A1	5,145,000	5,192,501
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2028	A1	3,500,000	3,535,509
County of Sacramento Airport System Revenue CA AMT	5.00%	7/1/2027	A+	5,950,000	6,279,070
County of Sacramento Airport System Revenue CA AMT	5.00%	7/1/2034	A+	4,000,000	4,260,512
County of Sacramento Airport System Revenue CA AMT	5.00%	7/1/2036	A+	5,645,000	5,945,682
Delaware River Joint Toll Bridge Commission PA	5.00%	7/1/2030	A+	1,920,000	2,071,856

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Delaware River Joint Toll Bridge Commission PA	5.00%		7/1/2032	A+	$2,025,000	$2,189,699
E-470 Public Highway Authority CO	3.74% (SOFR * 0.67 + 0.35%	)#	9/1/2039	A+	1,690,000	1,683,098
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2035	AA-	8,000,000	8,025,319
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2039	AA-	2,900,000	2,850,097
Greater Orlando Aviation Authority FL AMT	5.00%		10/1/2029	A+	3,000,000	3,218,250
Illinois State Toll Highway Authority	5.00%		1/1/2027	AA-	1,000,000	1,008,770
Illinois State Toll Highway Authority	5.00%		1/1/2028	AA-	2,535,000	2,558,033
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2036	A2	5,000,000	5,290,884
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2038	A2	6,205,000	6,494,792
Louisville Regional Airport Authority KY AMT	5.00%		7/1/2023	A+	2,250,000	2,250,000
Maryland Economic Development Corp. - Consol Marine Terminals L	5.75%		9/1/2025	BB	5,000,000	5,042,311
Maryland Economic Development Corp. - Ports America Chesapeake AMT	5.00%		6/1/2044	Baa2	125,000	127,445
Maryland Economic Development Corp. Tax Allocation	4.00%		9/1/2040	NR	1,000,000	904,971
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1	1,250,000	1,417,105
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1	2,595,000	2,915,077
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1	1,000,000	1,134,352
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2037	A1	1,250,000	1,405,028
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2038	A1	1,500,000	1,678,546
Metropolitan Transportation Authority NY	4.00%		11/15/2032	A3	8,500,000	8,522,445
Metropolitan Transportation Authority NY	5.00%		11/15/2028	A3	9,090,000	9,720,384
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A3	4,025,000	4,277,390
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A3	5,000,000	5,109,149
Metropolitan Transportation Authority NY	5.00%		11/15/2038	A3	1,500,000	1,500,566
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A3	6,760,000	7,006,508
Metropolitan Transportation Authority NY	5.25%		11/15/2035	A3	7,500,000	7,561,072
Metropolitan Washington Airports Authority Aviation Revenue DC(b)	5.00%		10/1/2032	Aa3	11,195,000	12,532,863

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Washington Airports Authority Aviation Revenue DC(b)	5.00%	10/1/2036	Aa3	$2,175,000	$2,381,769
Metropolitan Washington Airports Authority Aviation Revenue DC(b)	5.00%	10/1/2037	Aa3	2,335,000	2,539,279
Metropolitan Washington Airports Authority Aviation Revenue DC(b)	5.00%	10/1/2038	Aa3	1,860,000	2,014,632
Metropolitan Washington Airports Authority Aviation Revenue DC(b)	5.25%	10/1/2039	Aa3	4,305,000	4,724,529
Metropolitan Washington Airports Authority DC AMT	5.00%	10/1/2031	AA-	5,000,000	5,207,846
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%	10/1/2035	A-	1,000,000	1,017,571
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%	10/1/2036	A-	1,500,000	1,514,874
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%	10/1/2037	A-	1,500,000	1,504,671
Miami-Dade County Expressway Authority FL	5.00%	7/1/2023	A	2,500,000	2,500,000
Miami-Dade County Expressway Authority FL	5.00%	7/1/2023	A	2,000,000	2,000,000
Minneapolis-St. Paul Metropolitan Airports Commission MN	5.00%	1/1/2028	A+	3,500,000	3,524,330
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	BBB+	5,010,000	5,039,202
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2038	A2	3,000,000	2,984,507
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2039	A2	6,000,000	5,918,933
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	6,275,000	6,571,115
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2032	A2	6,960,000	7,916,864
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	10,000,000	11,256,672
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	2,625,000	2,938,914
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	2,500,000	2,829,120
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A2	3,425,000	3,799,260

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A2		$2,250,000	$2,520,504
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2036	A2		5,000,000	5,489,731
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2		4,250,000	4,655,314
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2		1,000,000	1,087,323
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2		2,000,000	2,180,518
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2039	A2		3,000,000	3,265,608
New Jersey Turnpike Authority	5.00%	1/1/2029	AA-		5,000,000	5,078,042
New Jersey Turnpike Authority	5.00%	1/1/2031	AA-		5,000,000	5,137,600
New Jersey Turnpike Authority	5.00%	1/1/2033	AA-		2,100,000	2,231,161
New Jersey Turnpike Authority	5.00%	1/1/2034	AA-		1,500,000	1,628,436
New York State Dormitory Authority	4.00%	1/1/2038	A1		13,000,000	13,172,813
New York State Thruway Authority	4.00%	1/1/2037	A1		11,770,000	12,071,128
New York State Thruway Authority	5.00%	1/1/2024	A1		1,960,000	1,978,470
New York State Thruway Authority	5.00%	1/1/2026	A1		5,115,000	5,247,602
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	10/1/2030	Baa3		4,225,000	4,219,728
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3		10,010,000	9,785,837
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.375%	10/1/2045	Baa3		6,750,000	6,603,918
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa3		11,000,000	11,426,239
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2034	Baa3		3,450,000	3,578,408
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3		10,500,000	10,840,324
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3		6,750,000	6,907,600
New York Transportation Development Corp. - Empire St Thruway Partnrs AMT	4.00%	10/31/2034	BBB-	(c)	750,000	740,856
New York Transportation Development Corp. - Empire St Thruway Partnrs AMT	4.00%	10/31/2041	BBB-	(c)	3,000,000	2,745,802
New York Transportation Development Corp. - JFK Intl Air Terminal LLC	5.00%	12/1/2031	Baa1		2,160,000	2,386,125

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK Intl Air Terminal LLC	5.00%	12/1/2032	Baa1	$5,045,000	$5,553,408
New York Transportation Development Corp. - JFK Intl Air Terminal LLC	5.00%	12/1/2034	Baa1	2,000,000	2,186,527
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2024	Baa1	2,000,000	2,033,903
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2027	Baa1	1,025,000	1,074,078
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2030	Baa1	10,000,000	10,778,240
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2031	Baa1	2,150,000	2,315,220
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2033	Baa1	1,800,000	1,924,390
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2032	Baa2	3,000,000	2,953,392
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2	6,480,000	6,361,864
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.00%	7/1/2034	Baa2	2,250,000	2,260,676
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2027	A3	3,185,000	3,201,428
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2030	A3	365,000	388,529
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2031	A3	300,000	319,455
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2032	A3	775,000	824,767
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2034	A3	865,000	919,338
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2026	A	1,200,000	1,213,324
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2027	A	2,260,000	2,285,572
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2028	A	1,655,000	1,673,480
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2035	A	1,500,000	1,566,164
North Carolina Turnpike Authority	5.00%	1/1/2032	BBB	1,000,000	1,053,543
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2037	AA	12,895,000	12,995,665
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2038	AA	9,000,000	8,993,860

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
North Carolina Turnpike Authority (AGM)	5.00%	1/1/2031	AA	$1,000,000	$1,064,271
North Texas Tollway Authority	4.00%	1/1/2037	AA-	8,740,000	8,852,580
North Texas Tollway Authority	4.125%	1/1/2040	AA-	5,000,000	5,021,331
North Texas Tollway Authority	5.00%	1/1/2025	AA-	5,000,000	5,044,670
North Texas Tollway Authority	5.00%	1/1/2031	A+	8,085,000	8,152,855
North Texas Tollway Authority	5.00%	1/1/2036	AA-	5,000,000	5,181,694
Pennsylvania Turnpike Commission	4.00%	12/1/2036	A+	1,000,000	1,010,280
Pennsylvania Turnpike Commission	4.00%	12/1/2037	A+	2,500,000	2,507,531
Pennsylvania Turnpike Commission	5.00%	12/1/2034	A1	1,200,000	1,332,542
Pennsylvania Turnpike Commission	5.00%	12/1/2035	A1	1,800,000	1,987,060
Port Authority of New York & New Jersey	4.00%	11/1/2037	AA-	3,540,000	3,627,681
Port Authority of New York & New Jersey	5.00%	12/1/2023	AA-	5,300,000	5,338,807
Port Authority of New York & New Jersey	5.00%	12/1/2025	AA-	10,000,000	10,069,575
Port Authority of New York & New Jersey	5.00%	11/15/2036	AA-	5,000,000	5,402,588
Port Authority of New York & New Jersey AMT	3.00%	10/1/2027	AA-	6,405,000	6,194,678
Port Authority of New York & New Jersey AMT	4.00%	7/15/2034	AA-	4,250,000	4,474,074
Port Authority of New York & New Jersey AMT	4.00%	11/1/2034	AA-	13,705,000	14,251,539
Port Authority of New York & New Jersey AMT	4.00%	7/15/2035	AA-	2,250,000	2,330,578
Port Authority of New York & New Jersey AMT	4.00%	7/15/2036	AA-	1,500,000	1,534,941
Port Authority of New York & New Jersey AMT	4.00%	7/15/2037	AA-	2,000,000	2,019,871
Port Authority of New York & New Jersey AMT	4.00%	7/15/2038	AA-	3,000,000	3,007,960
Port Authority of New York & New Jersey AMT	5.00%	9/15/2028	AA-	4,000,000	4,259,514
Port Authority of New York & New Jersey AMT	5.00%	7/15/2034	Aa3	10,000,000	11,206,718
Port Authority of New York & New Jersey AMT	5.00%	10/15/2034	AA-	9,170,000	9,279,595
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	Aa3	6,250,000	6,933,976
Port Authority of New York & New Jersey AMT	5.00%	1/15/2036	AA-	2,000,000	2,202,342
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	Aa3	4,000,000	4,399,793

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%	1/15/2037	AA-	$2,000,000	$2,184,315
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	Aa3	3,250,000	3,545,114
Port Authority of New York & New Jersey AMT	5.00%	1/15/2038	AA-	1,000,000	1,084,655
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	Aa3	4,500,000	4,897,307
Port Authority of New York & New Jersey AMT	5.00%	1/15/2039	Aa3	1,500,000	1,622,023
Port Authority of New York & New Jersey AMT	5.00%	7/15/2039	Aa3	5,250,000	5,695,382
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2033	AA-	6,920,000	7,705,804
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	2,420,000	2,555,087
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	4,000,000	4,345,842
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2038	AA-	3,250,000	3,418,684
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-	3,330,000	3,491,993
Port of Portland Airport Revenue OR AMT	5.25%	7/1/2039	AA-	3,500,000	3,864,557
Port of Seattle WA	4.00%	6/1/2038	AA-	2,700,000	2,724,196
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2032	NR	520,276	331,598
Puerto Rico Highway & Transportation Authority	5.00%	7/1/2053	NR	889,979	545,109
Puerto Rico Highway & Transportation Authority	5.00%	7/1/2062	NR	800,592	780,577
Regional Transportation District - Denver Transit Partners CO	4.00%	1/15/2033	Baa1	850,000	876,879
Regional Transportation District - Denver Transit Partners CO	4.00%	7/15/2034	Baa1	7,650,000	7,876,370
Regional Transportation District - Denver Transit Partners CO	4.00%	7/15/2036	Baa1	700,000	708,978
Regional Transportation District - Denver Transit Partners CO	5.00%	1/15/2032	Baa1	950,000	1,050,109
Riverside County Transportation Commission CA	4.00%	6/1/2040	A	2,000,000	1,959,632
San Diego County Regional Airport Authority CA	4.00%	7/1/2037	A	2,000,000	2,043,365
San Diego County Regional Airport Authority CA	4.00%	7/1/2038	A	2,000,000	2,024,853

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2036	A+	$4,245,000	$4,518,665
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2036	A+	3,195,000	3,400,974
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2037	A+	4,065,000	4,299,314
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2038	A+	6,015,000	6,331,929
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2034	A	3,130,000	3,288,991
South Carolina Ports Authority AMT	5.00%	7/1/2032	A+	4,225,000	4,576,752
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2026	AA	1,250,000	1,295,673
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2027	AA	2,000,000	2,095,280
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2028	AA	4,710,000	4,929,829
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2029	AA	3,500,000	3,670,067
State of Alaska International Airports System	5.00%	10/1/2024	A1	750,000	766,155
State of Alaska International Airports System	5.00%	10/1/2028	A1	2,000,000	2,074,187
State of Connecticut Special Tax Revenue	4.00%	5/1/2039	AA	10,000,000	10,155,530
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2031	AA-	1,275,000	1,363,538
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2033	AA-	3,300,000	3,523,914
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2034	AA-	2,000,000	2,131,197
State of Illinois GO	5.00%	11/1/2025	A-	2,000,000	2,065,335
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	12/31/2033	Baa2	6,500,000	6,467,272
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	12/31/2034	Baa2	6,500,000	6,425,384

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%		12/31/2035	Baa2	$6,000,000	$5,859,563
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%		6/30/2036	Baa2	4,125,000	4,000,080
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%		12/31/2036	Baa2	5,500,000	5,293,774
Triborough Bridge & Tunnel Authority NY	5.00%		8/15/2024	NR	20,000,000	20,372,400
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2033	Aa3	6,175,000	6,258,773
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		7/1/2032	BBB	2,050,000	2,219,433
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	14,205,000	15,346,944
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	7,465,000	7,872,873
Wayne County Airport Authority MI†	4.00%		12/1/2027	A1	10,630,000	10,776,282
Wayne County Airport Authority MI AMT	5.00%		12/1/2026	A1	1,590,000	1,629,100
Wayne County Airport Authority MI AMT	5.00%		12/1/2027	A1	2,000,000	2,051,908
Total						1,068,923,962

Utilities 12.07%
Albuquerque Bernalillo County Water Utility Authority NM	5.00%		7/1/2024	AA	2,645,000	2,693,966
Amelia County Industrial Development Authority - Waste Mgmt Inc VA AMT	1.45%		4/1/2027	A-	2,500,000	2,264,348
Bartow County Development Authority - Georgia Power Company	2.875%	#(a)	8/1/2043	BBB+	6,500,000	6,313,579
Black Belt Energy Gas District AL	4.00%	#(a)	7/1/2052	Aa1	6,000,000	5,983,458
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	15,220,000	15,087,581
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	25,780,000	25,059,980
California Pollution Control Financing Authority - Poseidon Resources†	5.00%		7/1/2039	Baa3	5,000,000	5,122,812
California Pollution Control Financing Authority - Poseidon Resources AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,574,771
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	5,500,000	5,429,866
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2029	A+	4,335,000	4,506,148

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2030	A+	$6,500,000	$6,775,431
City of Chicago Waterworks Revenue IL	5.00%		11/1/2025	A+	2,625,000	2,718,835
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2034	AA	6,275,000	6,652,984
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2035	AA	5,000,000	5,279,263
City of Chicago Waterworks Revenue IL (AGM)	5.25%		11/1/2030	AA	5,510,000	5,965,810
City of Houston Combined Utility System Revenue TX	5.00%		11/15/2023	AA	4,000,000	4,023,943
City of Houston Combined Utility System Revenue TX	5.00%		11/15/2026	AA	5,355,000	5,460,585
City of Philadelphia Water & Wastewater Revenue PA	5.00%		11/1/2029	A+	3,185,000	3,444,411
City of Riverside Electric Revenue CA	5.00%		10/1/2037	AA-	4,000,000	4,418,190
City of Riverside Electric Revenue CA	5.00%		10/1/2038	AA-	5,000,000	5,488,480
City of San Antonio Electric & Gas Systems Revenue TX	5.25%		2/1/2040	Aa2	8,550,000	9,804,955
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	4.00%		11/15/2034	AA	1,000,000	1,034,086
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	4.00%		11/15/2036	AA	1,000,000	1,011,239
County of Seminole Water & Sewer Revenue FL	5.00%		10/1/2024	AA+	4,000,000	4,090,571
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	7,500,000	6,847,835
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	20,300,000	18,534,807
Development Authority of Appling County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,181,561
Development Authority of Burke County - Georgia Power Company	2.20%		10/1/2032	BBB+	1,000,000	804,941
Development Authority of Burke County - Georgia Power Company	3.875%	#(a)	10/1/2048	BBB+	8,750,000	8,758,375
Development Authority of Monroe County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,772,341
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	8,000,000	6,367,237
Guam Government Waterworks Authority	5.00%		7/1/2029	A-	1,000,000	1,009,675
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	1,000,000	1,021,762

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Illinois Municipal Electric Agency	5.00%		2/1/2032	A1	$3,900,000	$3,995,492
Indiana Municipal Power Agency	5.00%		1/1/2034	A+	4,000,000	4,337,242
Kansas Development Finance Authority	5.00%		5/1/2036	Aaa	9,765,000	11,428,217
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	5,935,000	5,834,176
Kentucky Public Energy Authority	4.00%	#(a)	4/1/2048	A1	3,200,000	3,197,367
Kentucky Public Energy Authority	4.00%	#(a)	1/1/2049	A2	6,375,000	6,375,289
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	18,770,000	18,422,273
Long Beach Bond Finance Authority CA	4.995% (3 Mo. LIBOR * 0.67 + 1.43%	)#	11/15/2026	A1	4,000,000	3,963,569
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	6,000,000	5,623,021
Long Island Power Authority NY	1.65%	#(a)	9/1/2049	A	9,500,000	9,270,642
Long Island Power Authority NY	5.00%	#(a)	9/1/2052	A	8,000,000	8,479,961
Louisiana Local Government Environmental Facilities & Community Development Authority	0.875%	#(a)	2/1/2046	A+	16,000,000	15,222,517
Lower Colorado River Authority TX	5.00%		5/15/2036	A	5,055,000	5,500,635
Lower Colorado River Authority TX	5.00%		5/15/2036	A	3,020,000	3,286,235
Lower Colorado River Authority TX (AGM)	5.00%		5/15/2036	AA	7,175,000	8,065,529
Luzerne County Industrial Development Authority - Pennsylvania-Amern Wtr Co AMT	2.45%	#(a)	12/1/2039	A+	4,000,000	3,677,606
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	59,750,000	57,773,613
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	30,235,000	29,687,326
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	19,240,000	19,857,879
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		2/1/2040	Baa2	5,085,000	4,490,329
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		4/1/2040	Baa2	3,870,000	3,414,285
Michigan Finance Authority	5.00%		7/1/2034	A+	4,200,000	4,304,486
Michigan Finance Authority	5.00%		7/1/2035	A+	1,835,000	1,876,051
Michigan Finance Authority (AGM)	5.00%		7/1/2037	AA	5,000,000	5,053,095
Missouri Joint Municipal Electric Utility Commission	5.00%		1/1/2025	A2	1,500,000	1,509,837
Modesto Irrigation District CA	5.00%		7/1/2023	A+	1,780,000	1,780,000
Montgomery County Industrial Development Authority - Constellation Energy Gen PA	4.10%	#(a)	4/1/2053	BBB	9,000,000	9,178,492
New York City Municipal Water Finance Authority NY	4.00%		6/15/2037	AA+	3,630,000	3,715,015

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Northern California Energy Authority	4.00%	#(a)	7/1/2049	A2		$7,500,000	$7,508,869
Omaha Public Power District NE	5.00%		2/1/2029	AA		5,000,000	5,254,634
Pennsylvania Economic Development Financing Authority - Waste Mgmt Inc AMT	1.10%	#(a)	6/1/2031	A-		5,000,000	4,538,093
Philadelphia Gas Works Co. PA	5.00%		8/1/2026	A		1,000,000	1,028,509
Philadelphia Gas Works Co. PA	5.00%		8/1/2027	A		1,000,000	1,029,519
Philadelphia Gas Works Co. PA	5.00%		8/1/2028	A		1,250,000	1,333,471
Philadelphia Gas Works Co. PA	5.00%		8/1/2029	A		1,700,000	1,817,224
Philadelphia Gas Works Co. PA	5.00%		8/1/2030	A		1,425,000	1,524,076
Philadelphia Gas Works Co. PA	5.00%		10/1/2033	A		2,390,000	2,480,281
Piedmont Municipal Power Agency SC	4.00%		1/1/2033	A-		7,300,000	7,414,641
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		10,955,000	9,597,248
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2024	NR		3,430,000	3,462,917
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR		850,000	873,313
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR		5,000,000	5,145,762
Puerto Rico Electric Power Authority (AGM)	3.988% (3 Mo. LIBOR * 0.67 + 0.52%	)#	7/1/2029	AA		5,720,000	5,303,489
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3		5,100,000	5,484,929
South Carolina Public Service Authority	5.00%		12/1/2032	A-		2,670,000	2,909,915
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,319,512
State of Hawaii Department of Budget & Finance - Hawaiian Electric Co Inc	3.20%		7/1/2039	Baa1		11,120,000	9,386,696
State of Hawaii Department of Budget & Finance - Hawaiian Electric Co Inc AMT	4.00%		3/1/2037	Baa1		3,000,000	2,862,213
Stockton Public Financing Authority CA (BAM)	5.00%		9/1/2024	AA		1,000,000	1,020,747
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		15,000,000	15,889,848
Tennessee Energy Acquisition Corp.	5.25%		9/1/2024	A2		8,940,000	9,053,986
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(c)	5,000,000	5,139,819
Texas Municipal Gas Acquisition & Supply Corp. I	5.25%		12/15/2023	A1		2,925,000	2,940,246
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		9,825,000	10,239,563

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2023

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Texas Municipal Gas Acquisition & Supply Corp. III		5.00%	12/15/2032	A2		$12,400,000	$12,963,039
Texas Municipal Power Agency (AGM)		3.00%	9/1/2034	AA		1,470,000	1,368,633
Texas Municipal Power Agency (AGM)		3.00%	9/1/2036	AA		5,250,000	4,688,627
Texas Water Development Board		3.00%	10/15/2033	AAA		4,000,000	3,975,580
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2030	A-	(c)	300,000	328,197
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2032	A-	(c)	500,000	545,172
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2033	A-	(c)	900,000	978,824
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2035	A-	(c)	900,000	966,871
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2037	A-	(c)	675,000	715,620
Total							604,914,088
Total Municipal Bonds (cost $5,175,487,877)							5,046,895,623

	Interest Rate#	Interest Rate Reset(f) Date	Final Maturity Date

SHORT-TERM INVESTMENTS 0.06%

Variable Rate Demand Notes 0.06%

General Obligation
City of New York NY GO (cost $3,000,000)	4.210%	7/3/2023	4/1/2042	AA		3,000,000	3,000,000
Total Investments in Securities 100.76% (cost $5,178,487,877)							5,049,895,623
Other Assets and Liabilities – Net (0.76)%							(38,332,718)
Net Assets 100.00%							$5,011,562,905

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPs	Certificates of Participation.
FHLMC	Federal Home Loan Mortgage Corporation.
FHA	Insured by - Federal Housing Administration.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND June 30, 2023

LIBOR	London Interbank Offered Rate.
NATL	National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by – Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $328,990,497, which represents 6.56% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$566,483,036	$3,724,000	$570,207,036
Education	–	376,109,345	439,093	376,548,438
Financial Services	–	5,113,554	1,087,164	6,200,718
General Obligation	–	1,119,922,655	8,589,265	1,128,511,920
Health Care	–	512,756,486	2,563,204	515,319,690
Remaining Industries	–	2,450,107,821	–	2,450,107,821
Short-Term Investments
Variable Rate Demand Notes	–	3,000,000	–	3,000,000
Total	$–	$5,033,492,897	$16,402,726	$5,049,895,623

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.86%

MUNICIPAL BONDS 101.86%

Building & Construction 0.29%
Virginia College Building Authority	4.00%		2/1/2043	Aa1		$11,000,000	$10,969,730

Corporate-Backed 10.50%
Arkansas Development Finance Authority	5.70%		5/1/2053	BB	(a)	4,600,000	4,672,047
Arkansas Development Finance Authority - Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2		11,000,000	9,978,177
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2		5,300,000	5,253,888
California Pollution Control Financing Authority - Poseidon Resources AMT†	5.00%		11/21/2045	Baa3		15,775,000	15,669,069
California Pollution Control Financing Authority - Waste Mgmt Inc AMT	4.30%		7/1/2040	A-		2,575,000	2,599,921
Chandler Industrial Development Authority - Intel Corporation AZ AMT	5.00%	#(b)	9/1/2052	A		11,000,000	11,260,514
City of Farmington - Public Service Co of NM	3.90%	#(b)	6/1/2040	Baa2		5,000,000	5,022,590
City of Valparaiso - Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR		2,000,000	2,030,007
City of Whiting - BP Prods North America IN AMT	3.00%		11/1/2051	A2		5,000,000	3,626,446
Columbia Industrial Development Board - Alabama Power Company	3.90%	#(b)	12/1/2037	A1		13,700,000	13,700,000
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR		4,500,000	4,531,567
Fort Bend County Industrial Development Corp. - NRG Energy Inc TX	4.75%		5/1/2038	Baa2		3,500,000	3,381,830
Fort Bend County Industrial Development Corp. - NRG Energy Inc TX	4.75%		11/1/2042	Baa2		1,370,000	1,321,638
Hoover Industrial Development Board - US Steel Corporation AL AMT	5.75%		10/1/2049	BB-		1,100,000	1,125,903
Indiana Finance Authority - US Steel Corporation	4.125%		12/1/2026	BB-		1,625,000	1,608,424
Industrial Pollution Control Financing Authority of Gloucester County - Logan Generating Co LP NJ AMT	5.00%		12/1/2024	NR		320,000	322,848
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BB+		5,000,000	4,889,375
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(b)	12/1/2050	BBB-		4,600,000	4,536,005

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%	#(b)	12/1/2050	BBB-	$23,150,000	$23,725,150
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	24,985,000	25,377,075
Louisiana Local Government Environmental Facilities & Community Development Authority - Entergy Louisiana LLC	2.50%		4/1/2036	A	8,390,000	6,843,984
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Chemical Corp	3.50%		11/1/2032	BBB	5,820,000	5,617,179
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	3,345,000	3,345,710
Maricopa County Industrial Development Authority - Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	2,000,000	1,720,481
Maricopa County Pollution Control Corp. - Southern CA Edison Co AZ	2.40%		6/1/2035	A2	13,755,000	10,863,743
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	855,000	513,000
Matagorda County Navigation District No. 1 - Aep Texas Inc	2.60%		11/1/2029	A-	11,100,000	10,026,355
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,250,000	5,121,464
Mississippi Business Finance Corp. - Chevron U.S.A Inc	3.65%	#(b)	6/1/2043	Aa2	3,000,000	3,000,000
New Hampshire Business Finance Authority - Covanta Holding Corp†	4.625%		11/1/2042	B	1,500,000	1,295,114
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	3.75%	#(b)	7/1/2045	B	1,315,000	1,024,937
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B	5,000,000	4,461,029
New Hampshire Business Finance Authority - New York St Elec & Gas AMT	4.00%		12/1/2028	A-	5,000,000	4,993,534
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-	6,750,000	6,769,292
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	9,490,000	9,492,334
New York Liberty Development Corp.	3.00%		11/15/2051	A+	11,795,000	8,537,830
New York Liberty Development Corp. - 7 World Trade Center Ii	3.125%		9/15/2050	Aaa	5,000,000	3,892,713
New York Liberty Development Corp. - 7 World Trade Center II	3.00%		9/15/2043	Aaa	27,780,000	22,466,067

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(b)	12/1/2044	B+	$3,000,000	$2,868,270
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B-	970,000	1,010,830
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B-	1,500,000	1,525,063
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B	2,500,000	2,458,095
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,000,000	4,389,038
Ohio Air Quality Development Authority - American Electric Pwr Co AMT	2.10%	#(b)	4/1/2028	BBB+	6,495,000	6,284,135
Ohio Air Quality Development Authority - American Electric Pwr Co AMT	2.10%	#(b)	7/1/2028	BBB+	5,000,000	4,837,671
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-	8,360,000	7,709,610
Parish of St. James - Nustar Logistics LP LA†	5.85%	#(b)	8/1/2041	BB-	1,000,000	1,024,709
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(b)	12/1/2040	BB-	3,250,000	3,509,539
Parish of St. James - Nustar Logistics LP LA†	6.35%		7/1/2040	BB-	3,250,000	3,517,162
Parish of St. James - Nustar Logistics LP LA†	6.35%		10/1/2040	BB-	2,500,000	2,705,509
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.10%	#(b)	6/1/2037	BBB-	8,000,000	7,847,974
Parish of St. John the Baptist - Marathon Oil Corporation LA	4.05%	#(b)	6/1/2037	BBB-	7,750,000	7,721,931
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	5,535,000	4,067,455
Phenix City Industrial Development Board - Westrock Coated Baord LLC AL AMT	4.125%		5/15/2035	BBB	2,945,000	2,905,453
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	3,050,000	2,974,699
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	3.00%		1/1/2050	NR	5,500,000	3,229,413
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	4.00%		1/1/2050	NR	3,150,000	2,257,220
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,323,592
Public Finance Authority - Ameream LLC WI†	6.50%		12/1/2037	NR	3,000,000	2,697,886
Public Finance Authority - Celanese US Holdings LLC WI	4.05%		11/1/2030	BBB-	500,000	487,593
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	5,000,000	5,020,309

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority - Red River Valley Alliance WI AMT	4.00%		9/30/2051	Baa3	$14,250,000	$11,675,747
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	15,055,000	15,055,087
Selma Industrial Development Board - International Paper Co AL	2.00%	#(b)	11/1/2033	BBB	2,000,000	1,954,661
South Carolina Jobs - Economic Development Authority - International Paper Co AMT	4.00%	#(b)	4/1/2033	BBB	5,250,000	5,264,614
Sumter County Industrial Development Authority - Enviva Inc AL AMT	6.00%	#(b)	7/15/2052	B-	10,000,000	6,775,021
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	4.50%		5/1/2032	NR	3,185,700	2,979,970
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	5.25%		5/1/2044	NR	5,000,000	4,524,039
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(b)	1/1/2048	B	910,000	841,184
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	4,900,000	3,724,000	(d)
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(b)	4/1/2036	Baa3	3,000,000	3,008,937
Williamsburg Economic Development Authority VA(e)	5.25%		7/1/2053	AA	2,500,000	2,763,491
Total						395,557,147

Education 8.02%
Brunswick City School OH(f)	5.50%		12/1/2060	AA	11,000,000	11,987,465
Build NYC Resource Corp. - Kipp NYC Public Chtr Schs NY	5.25%		7/1/2052	BBB-	4,000,000	4,093,126
California Educational Facilities Authority - Chapman University	5.00%		4/1/2045	A2	5,000,000	5,071,809
California School Finance Authority - Green Dot Public Schs Obg†	5.00%		8/1/2045	BBB-	1,500,000	1,501,061
California School Finance Authority - Kipp Socal Pub Schs Obl†	5.00%		7/1/2047	BBB	2,050,000	2,069,599
Camden County Improvement Authority - Kipp Cooper Norcross Obl NJ	6.00%		6/15/2062	BBB	2,540,000	2,676,838
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%		12/15/2049	Baa3	1,000,000	964,925
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%		12/15/2054	Baa3	1,030,000	981,415

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(a)	$7,250,000	$7,927,773
Chicago Board of Education Dedicated Capital Improvement Tax IL (BAM)	5.00%	4/1/2045	AA		2,500,000	2,600,844
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		15,510,000	13,604,196
Chicago Board of Education IL GO	5.00%	12/1/2044	BB+		1,750,000	1,738,548
City of Waltham MA GO	2.00%	10/15/2035	Aa2		4,920,000	3,957,426
City of Waltham MA GO	2.00%	10/15/2036	Aa2		5,015,000	3,893,948
Connecticut State Health & Educational Facilities Authority - Quinnipiac University	5.25%	7/1/2053	A-		15,000,000	16,096,887
County of Carroll - Kentucky Utilities Co AMT	2.125%	10/1/2034	A1		7,500,000	5,934,323
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	1,014,019
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2051	BBB-		1,500,000	1,507,797
Florida Higher Educational Facilities Financial Authority - Nova Southeastern Univ	5.00%	4/1/2033	A-		1,475,000	1,527,875
Florida Higher Educational Facilities Financial Authority - Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000,000	2,061,478
Illinois Finance Authority	4.00%	9/1/2037	Ba2		3,135,000	2,627,198
Illinois Finance Authority	4.00%	9/1/2039	Ba2		4,295,000	3,491,046
Illinois Finance Authority - Illinois Inst of Tech	5.00%	9/1/2040	Ba2		2,020,000	1,842,630
Illinois Finance Authority - University of Chicago	5.25%	5/15/2048	Aa2		7,500,000	8,297,876
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath	5.00%	10/1/2038	BBB+		2,730,000	2,832,786
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath	5.00%	10/1/2039	BBB+		2,870,000	2,967,258
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath	5.00%	10/1/2040	BBB+		3,535,000	3,641,324
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath	5.00%	10/1/2047	BBB+		1,800,000	1,826,724
Louisiana Public Facilities Authority	4.00%	4/1/2050	A+		11,540,000	11,109,558
Massachusetts Development Finance Agency - Bosston University(e)	5.00%	10/1/2048	Aa3		4,650,000	5,136,435
Massachusetts Development Finance Agency - Franklin W Olin College	5.00%	11/1/2038	A		5,000,000	5,015,885

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Massachusetts Development Finance Agency - Springfield College	4.00%	6/1/2035	BBB	$1,900,000	$1,809,912
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2032	Baa2	3,750,000	3,898,291
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2033	Baa2	1,250,000	1,297,735
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2034	Baa2	1,600,000	1,659,437
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd - Lipscomb University Oblig TN	5.25%	10/1/2058	BBB-	6,065,000	5,838,691
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%	4/1/2053	A2	5,000,000	5,172,132
Middlesex County Improvement Authority NJ(f)	5.00%	8/15/2053	A+	15,000,000	16,232,848
Montebello Unified School District CA GO (AGM)	5.50%	8/1/2047	AA	6,500,000	7,203,262
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai	5.00%	7/1/2040	A-	5,000,000	5,076,751
New York State Dormitory Authority - The New School	4.00%	7/1/2047	A3	4,370,000	3,951,579
New York State Dormitory Authority - The New School	4.00%	7/1/2052	A3	3,500,000	3,088,689
New York State Dormitory Authority - Touro Clg & Univ Sys	5.50%	1/1/2039	NR	2,450,000	2,506,715
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,774,648
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2050	BBB-	8,000,000	8,003,295
Ohio Higher Educational Facility Commission(f)	5.25%	10/1/2053	AA-	11,500,000	12,776,801
Ohio Higher Educational Facility Commission - Oberlin College	5.25%	10/1/2053	AA3	2,680,000	2,978,078
Ohio State University	4.00%	12/1/2048	Aa1	5,350,000	5,202,312
Onondaga County Trust for Cultural Resources - Syracuse University NY	5.00%	12/1/2043	AA-	8,000,000	8,702,031
Private Colleges & Universities Authority - Savannah Clg Art/Design GA	4.00%	4/1/2044	A2	6,205,000	6,003,158
Public Finance Authority - Wingate University WI	5.25%	10/1/2038	BBB-	2,220,000	2,237,372

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Public Finance Authority - Wingate University WI	5.25%		10/1/2043	BBB-	$1,000,000	$991,271
Rhode Island Health & Educational Building Corp. - Providence College	5.00%		11/1/2053	A2	12,975,000	13,825,289
Town of Davie - Nova Southeastern Univ FL	5.00%		4/1/2048	A-	3,000,000	3,084,159
University of California	3.00%		5/15/2051	AA-	11,090,000	8,624,604
University of Connecticut	5.25%		11/15/2047	Aa3	8,080,000	8,637,396
University of Illinois (AGM)	4.00%		4/1/2038	AA	4,965,000	4,915,971
University of North Carolina at Wilmington	5.00%		6/1/2037	A1	7,055,000	7,198,040
Vermont Educational & Health Buildings Financing Agency - Middlebury College	4.00%		11/1/2050	AA	4,625,000	4,531,764
West Virginia Economic Development Authority - Wheeling Power Co AMT	3.00%	#(b)	6/1/2037	A-	2,800,000	2,668,870
Total						301,891,173

Energy 0.83%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A3	3,745,000	3,845,300
New Mexico Municipal Energy Acquisition Authority	5.00%	#(b)	11/1/2039	Aa1	10,000,000	10,214,792
PEFA, Inc. IA	5.00%	#(b)	9/1/2049	A3	16,865,000	17,200,703
Total						31,260,795

Financial Services 0.13%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	5,755,000	5,043,574

General Obligation 15.95%
Black Belt Energy Gas District AL	5.25%	#(b)	2/1/2053	A1	7,500,000	7,854,973
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	27,425,000	28,706,513
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	2,000,000	2,086,308
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	2,070,000	2,150,799
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,000,000	1,038,667
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	1,250,000	1,309,112
Chicago Board of Education IL GO	5.00%		12/1/2046	BB+	2,000,000	1,967,385
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	1,100,000	1,152,970
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	1,200,000	1,297,017

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Chicago IL GO	4.00%		1/1/2032	BBB+	$9,500,000	$9,484,540
City of Chicago IL GO	4.00%		1/1/2035	BBB+	4,610,000	4,558,047
City of Chicago IL GO	5.00%		1/1/2026	BBB+	6,145,000	6,360,862
City of Chicago IL GO	5.50%		1/1/2034	BBB+	2,400,000	2,445,258
City of Chicago IL GO	5.50%		1/1/2037	BBB+	3,245,000	3,301,501
City of Chicago IL GO	5.50%		1/1/2039	BBB+	2,125,000	2,336,461
City of Chicago IL GO	5.50%		1/1/2040	BBB+	2,500,000	2,539,813
City of Chicago IL GO	5.50%		1/1/2042	BBB+	5,000,000	5,072,347
City of Chicago IL GO	5.50%		1/1/2049	BBB+	13,265,000	13,996,071
City of Chicago IL GO	6.00%		1/1/2038	BBB+	19,430,000	20,683,530
City of New York NY GO	3.75%	#(b)	6/1/2044	AA	500,000	500,000
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	7,356,849
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	3,062,843
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,842,563
City of Philadelphia PA GO	5.00%		8/1/2036	A1	8,990,000	9,571,987
City of Philadelphia PA GO	5.00%		8/1/2037	A1	3,250,000	3,444,807
Clark County School District NV GO (AGM)	4.00%		6/15/2038	AA	1,200,000	1,210,048
Clark County School District NV GO (AGM)	4.00%		6/15/2040	AA	1,975,000	1,965,720
Commonwealth of Pennsylvania GO	4.00%		9/15/2030	Aa3	10,000,000	10,314,056
Commonwealth of Pennsylvania GO	4.00%		3/1/2037	Aa3	4,255,000	4,337,232
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	1,744,953	881,201
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	5,034,693	4,532,358
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	10,000,000	8,484,669
Commonwealth of Puerto Rico GO	5.25%		7/1/2023	NR	1,706,025	1,706,025
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	5,160,996	5,291,377
County of Anne Arundel MD GO	3.00%		10/1/2044	AAA	7,415,000	6,197,901
County of Cook IL GO	5.00%		11/15/2030	A+	1,000,000	1,052,239
County of Cook IL GO	5.00%		11/15/2035	A+	1,000,000	1,024,387
County of Luzerne PA GO (AGM)	5.00%		11/15/2029	AA	4,215,000	4,352,226
County of Pasco FL (AGM)	5.75%		9/1/2054	AA	4,770,000	5,400,223
Forney Independent School District TX GO (PSF GTD)	3.00%		2/15/2045	AAA	6,050,000	4,826,187
Hudson Yards Infrastructure Corp. NY	4.00%		2/15/2044	Aa2	9,400,000	9,286,619
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2056	AA	500,000	524,212
King County Public Hospital District No. 4 WA GO	5.00%		12/1/2038	NR	5,000,000	5,009,165
Louisiana Stadium & Exposition District	5.25%		7/1/2053	A2	10,000,000	10,866,458

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Main Street Natural Gas, Inc. GA	4.00%	#(b)	7/1/2052	Aa1	$10,945,000	$10,912,934
Main Street Natural Gas, Inc. GA	5.00%		5/15/2027	A2	4,500,000	4,599,752
Main Street Natural Gas, Inc. GA	5.00%		5/15/2029	A2	2,940,000	3,030,223
Main Street Natural Gas, Inc. GA	5.00%	#(b)	6/1/2053	A3	9,000,000	9,323,663
Metropolitan Pier & Exposition Authority IL	4.00%		6/15/2050	A	7,665,000	6,961,847
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2029	A2	15,365,000	12,174,169
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2048	A2	5,000,000	5,350,485
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2041	A2	6,250,000	6,905,039
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2042	A2	2,000,000	2,195,259
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2051	AAA	10,000,000	9,769,031
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2044	AAA	15,000,000	16,652,784
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%		11/1/2045	AAA	7,500,000	8,599,304
New York State Dormitory Authority	4.00%		3/15/2047	AA+	5,705,000	5,581,503
New York State Thruway Authority	3.00%		3/15/2048	AA+	14,435,000	11,372,287
New York State Thruway Authority	3.00%		3/15/2049	AA+	7,085,000	5,536,483
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2053	Baa2	10,000,000	10,401,569
Pennsylvania Economic Development Financing Authority AMT	6.00%		6/30/2061	Baa2	24,740,000	27,620,812
San Diego Public Facilities Financing Authority CA	4.00%		10/15/2048	AA-	4,600,000	4,560,763
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%		7/1/2044	AA+	6,505,000	5,340,698
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2042	A+	4,000,000	4,142,731
School District of Philadelphia PA GO	4.00%		9/1/2038	A1	2,200,000	2,160,030
School District of Philadelphia PA GO	4.00%		9/1/2039	A1	5,600,000	5,407,023
School District of Philadelphia PA GO	5.00%		9/1/2037	A1	1,200,000	1,228,407
Southwest Local School District/Hamilton County OH GO	4.00%		1/15/2055	Aa2	7,000,000	6,777,214
State of California GO	4.00%		9/1/2037	Aa2	5,000,000	5,065,960
State of California GO	5.00%		8/1/2038	Aa2	3,700,000	3,892,626

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of California GO	5.25%		8/1/2032	Aa2	$7,500,000	$7,850,180
State of California GO	5.25%		10/1/2050	Aa2	7,500,000	8,592,157
State of Connecticut GO	3.00%		1/15/2034	AA-	7,475,000	7,149,004
State of Connecticut GO	3.00%		1/15/2038	AA-	11,425,000	9,988,047	(d)
State of Connecticut GO	3.00%		6/1/2038	AA-	1,875,000	1,634,816
State of Connecticut GO	4.00%		6/1/2037	AA-	1,000,000	1,027,815
State of Connecticut GO	4.00%		6/15/2037	AA-	975,000	985,975
State of Connecticut GO	4.00%		6/1/2039	AA-	600,000	609,255
State of Connecticut GO	5.00%		4/15/2036	AA-	1,150,000	1,259,584
State of Connecticut GO	5.00%		6/15/2038	AA-	1,000,000	1,069,126
State of Connecticut GO	5.00%		4/15/2039	AA-	1,650,000	1,774,236
State of Illinois GO	4.00%		10/1/2032	A-	2,000,000	2,056,938
State of Illinois GO	4.00%		10/1/2033	A-	2,500,000	2,554,294
State of Illinois GO	4.00%		10/1/2038	A-	2,500,000	2,437,212
State of Illinois GO	4.00%		10/1/2039	A-	7,500,000	7,242,558
State of Illinois GO	5.00%		1/1/2035	A-	6,200,000	6,344,117
State of Illinois GO	5.00%		12/1/2035	A-	2,145,000	2,249,039
State of Illinois GO	5.00%		5/1/2038	A-	4,515,000	4,699,035
State of Illinois GO	5.00%		1/1/2041	A-	3,580,000	3,611,225
State of Illinois GO	5.50%		5/1/2030	A-	4,095,000	4,564,983
State of Illinois GO	5.50%		5/1/2039	A-	8,250,000	9,018,957
State of Illinois GO	5.50%		10/1/2039	A-	6,000,000	6,730,785
State of Illinois GO	5.50%		3/1/2042	A-	5,250,000	5,781,336
State of Illinois GO	5.50%		3/1/2047	A-	10,950,000	11,887,121
State of Illinois GO	5.50%		5/1/2047	A3	11,165,000	12,131,662
State of Illinois GO	5.75%		5/1/2045	A-	2,600,000	2,832,757
Tennessee Energy Acquisition Corp.	5.00%	#(b)	5/1/2053	A2	17,600,000	18,215,643
Tuscaloosa City Board of Education AL	5.00%		8/1/2046	AA-	5,000,000	5,300,326
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%		12/1/2031	AA+	3,920,000	3,924,659
Washington & Multnomah Counties School District No. 48J Beaverton OR GO	5.00%		6/15/2036	AA+	8,000,000	8,508,892
Washington State Convention Center Public Facilities District	5.00%		7/1/2048	Baa1	7,000,000	7,056,120
Wilkes-Barre Area School District PA GO (BAM)	5.00%		4/15/2059	AA	2,500,000	2,573,066
Total						600,607,042

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 13.41%
Allegheny County Hospital Development Authority PA	4.00%		4/1/2037	A	$3,120,000	$3,057,552
Antelope Valley Healthcare District CA	5.00%		3/1/2041	BBB	3,000,000	3,005,404
Antelope Valley Healthcare District CA	5.00%		3/1/2046	BBB	2,615,000	2,556,218
Berks County Industrial Development Authority - Tower Health Oblig Group PA	4.00%		11/1/2038	B	5,000,000	3,091,570
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2036	B	5,000,000	3,242,634
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(b)	2/1/2040	B	2,680,000	1,880,941
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(b)	2/1/2040	B	605,000	392,947
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%		11/1/2044	B	10,000,000	6,479,669
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2045	BB	2,000,000	1,835,425
California Health Facilities Financing Authority - Cedars-Sinai Med Ctr Oblg	3.00%		8/15/2051	AA-	12,110,000	9,184,792
California Health Facilities Financing Authority - Children’s Hosp La Oblig	5.00%		8/15/2047	BBB+	3,025,000	3,035,538
California Health Facilities Financing Authority - City of Hope Oblig Group	4.00%		11/15/2045	A	7,050,000	6,755,905
California Health Facilities Financing Authority - Sutter Health Oblig Group	4.00%		11/15/2042	A+	2,000,000	2,000,922
California Municipal Finance Authority - Cmnty Hosps Ctrl Grp	5.00%		2/1/2047	A3	6,940,000	7,091,225
California Municipal Finance Authority - Cmnty Hosps Ctrl Grp (AGM)	4.00%		2/1/2051	AA	8,900,000	8,441,854
California Statewide Communities Development Authority - Cedars-Sinai Med Ctr	4.00%		7/1/2048	AA-	4,500,000	4,316,335
California Statewide Communities Development Authority - Eskaton Pptys Inc Oblg Gp	5.25%		11/15/2034	BBB-	1,875,000	1,865,429
California Statewide Communities Development Authority - Loma Linda Univ Med Obl†	5.25%		12/1/2043	BB	4,510,000	4,492,842
California Statewide Communities Development Authority - Loma Linda Univ Med Obl	5.50%		12/1/2054	BB	6,875,000	6,874,506

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda Univ Med Obl†	5.50%	12/1/2058	BB	$3,375,000	$3,353,985
City of Minneapolis - Fairview Hlth Svcs Oblig MN	5.00%	11/15/2049	BBB+	5,400,000	5,491,919
City of Seneca - Nemaha Valley Cmnty Hosp KS	5.00%	9/1/2025	NR	4,000,000	4,033,232
Colorado Health Facilities Authority - Adventhealth Oblig Group	4.00%	11/15/2043	AA	20,000,000	19,642,804
Colorado Health Facilities Authority - Commonspirit Hlth Oblig	4.00%	8/1/2038	A-	1,875,000	1,830,067
Colorado Health Facilities Authority - Commonspirit Hlth Oblig	5.00%	8/1/2044	A-	3,000,000	3,098,636
Connecticut State Health & Educational Facilities Authority - Nuvance Health	4.00%	7/1/2041	BBB+	10,920,000	9,833,605
County of Cuyahoga - The Metrohealth System OH	5.00%	2/15/2057	BBB	2,000,000	1,964,751
County of Cuyahoga - The Metrohealth System OH	5.50%	2/15/2052	BBB	8,925,000	9,062,539
County of Cuyahoga - The Metrohealth System OH	5.50%	2/15/2057	BBB	5,250,000	5,316,437
County of Montgomery - Dayton Childrens Hosp Obl OH	4.00%	8/1/2051	A1	7,000,000	6,582,033
County of Montgomery - Premier Hlth Partners Obl OH	4.00%	11/15/2042	Baa1	10,800,000	9,797,484
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2044	BB+	2,650,000	2,482,430
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%	6/1/2046	NR	950,000	967,660
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%	6/1/2051	NR	1,115,000	1,129,085
Cumberland County Municipal Authority - Penn State Health Obl Grp	3.00%	11/1/2038	A	4,315,000	3,521,872
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	700,000	701,968
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.00%	2/15/2053	A-	5,000,000	5,028,358
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.25%	2/15/2053	A-	2,870,000	2,967,048
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.25%	2/15/2058	A-	22,000,000	22,697,642

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Duluth Economic Development Authority - St Lukes Hosp Duluth Obl MN	5.25%	6/15/2052	BBB-	$5,000,000	$5,058,106
Genesee County Funding Corp. - Rochester Regl Health Obl NY	5.25%	12/1/2052	BBB+	4,000,000	4,078,259
Greenville Health System - Prisma Health Oblig Grp SC	5.00%	5/1/2034	A	3,970,000	3,995,003
Hillsborough County Industrial Development Authority - Florida Hlth Sciences Og	4.00%	8/1/2045	Baa1	9,280,000	8,583,632
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%	7/1/2031	BBB	1,000,000	1,032,733
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%	7/1/2032	BBB	1,000,000	1,031,344
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Obl Grp PA	5.00%	7/1/2033	BBB	2,950,000	3,038,501
Illinois Finance Authority - Univ Chicago Med Ctr Og	5.00%	8/15/2052	AA-	15,000,000	15,788,340
Lee Memorial Hlth Sys FL	4.00%	4/1/2049	A+	5,500,000	4,955,993
Martin County Health Facilities Authority - Cleveland Clinic Hlth FL	4.00%	1/1/2046	AA	5,000,000	4,870,280
Maryland Health & Higher Educational Facilities Authority - Adventist Hlthcare	5.50%	1/1/2046	Baa3	16,615,000	16,920,907
Maryland Health & Higher Educational Facilities Authority - Adventist Hlthcare Oblig	5.00%	1/1/2036	Baa3	3,290,000	3,418,323
Maryland Health & Higher Educational Facilities Authority - Doctors Hosp Inc Oblg Grp	5.00%	7/1/2038	A3	7,080,000	7,188,227
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center	5.00%	7/1/2036	BBB+	1,320,000	1,353,945
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center	5.00%	7/1/2038	BBB+	2,250,000	2,284,503
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp	5.00%	7/1/2031	BBB	1,980,000	2,057,200
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp	5.00%	7/1/2035	BBB	5,115,000	5,272,349
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp	5.25%	7/1/2048	BBB	2,600,000	2,747,527

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp	5.25%	7/1/2052	BBB		$2,500,000	$2,623,603
Massachusetts Development Finance Agency - Mass General Brigham Inc	4.00%	7/1/2041	AA-		4,000,000	3,927,373
Massachusetts Development Finance Agency - Wellforce	4.00%	7/1/2035	BBB+		2,000,000	1,927,978
Massachusetts Development Finance Agency - Wellforce Obligated Group	5.00%	7/1/2039	BBB+		2,685,000	2,690,569
Michigan State Hospital Finance Authority - Ascension Hlth Credit Grp	5.00%	11/15/2047	AA+		4,000,000	4,144,434
Montana Facility Finance Authority - Kalispell Regl Med Ctr Ob	5.00%	7/1/2043	BBB		4,000,000	4,038,581
Montana Facility Finance Authority - Kalispell Regl Med Ctr Ob	5.00%	7/1/2048	BBB		5,760,000	5,778,322
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Obl PA	4.00%	9/1/2049	A		3,960,000	3,541,414
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2029	A-		1,000,000	1,015,993
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2030	A-		580,000	589,193
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2031	A-		1,620,000	1,645,434
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2034	A-		1,100,000	1,115,324
Nebraska Educational Health Cultural & Social Services Finance Authority - Immanuel Retire Comm Obl	4.00%	1/1/2044	AA	(a)	3,500,000	3,410,593
Nebraska Educational Health Cultural & Social Services Finance Authority - Immanuel Retire Comm Obl	4.00%	1/1/2049	AA	(a)	6,500,000	6,183,820
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	4.00%	7/1/2048	BBB-		8,000,000	6,848,238
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2031	BBB-		1,300,000	1,310,520
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2040	BBB-		1,300,000	1,270,793
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-		1,450,000	1,354,651
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-		4,725,000	4,263,102

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	8/1/2028	BBB-	$3,055,000	$3,081,299
New York State Dormitory Authority - Northwell Hlth Oblig Grp	5.00%	5/1/2037	A-	7,450,000	7,573,587
New York State Dormitory Authority - Northwell Hlth Oblig Grp	5.00%	5/1/2052	A-	8,085,000	8,498,686
New York State Dormitory Authority - Northwell Hlth Oblig Grp(f)	5.00%	5/1/2052	A-	33,500,000	35,207,532
Niagara Area Development Corp. - Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-	1,500,000	1,138,704
Oklahoma Development Finance Authority - OU Medicine Obligated Grp	5.50%	8/15/2052	BB-	8,590,000	8,198,827
Oklahoma Development Finance Authority - OU Medicine Obligated Grp (AGM)	4.00%	8/15/2048	AA	4,000,000	3,800,646
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%	10/1/2053	A+	4,000,000	4,197,895
Oregon State Facilities Authority - Providence St Joseph Obl	5.00%	10/1/2045	A2	7,000,000	6,969,938
Palomar Health CA - Palomar Health Oblig Grp	5.00%	11/1/2036	BBB	6,025,000	6,174,612
Palomar Health CA - Palomar Health Oblig Grp	5.00%	11/1/2039	BBB	5,500,000	5,584,276
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	3.00%	10/15/2038	A	4,725,000	3,952,440
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	4.00%	5/15/2048	A2	3,500,000	3,280,864
Public Finance Authority - Moses Cone Hospital Ob Gp WI	5.00%	10/1/2052	AA-	8,750,000	9,120,009
Public Finance Authority - Proton Intl Alabama LLC WI†(c)	6.85%	10/1/2047	NR	1,410,000	846,000	(d)
Roanoke Economic Development Authority - Carilion Clinic VA	3.00%	7/1/2045	AA-	12,950,000	10,313,235
Savannah Hospital Authority - St Joseph’s/Candler GA	4.00%	7/1/2043	A2	5,000,000	4,780,598
South Carolina Jobs-Economic Development Authority - Bon Secours Mercy Hlth	5.00%	12/1/2046	A+	8,000,000	8,434,307
State of Ohio - Premier Hlth Partners Obl	4.00%	11/15/2039	Baa1	2,640,000	2,414,655

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Tarrant County Cultural Education Finance Corp TX(f)	5.00%	7/1/2053	A1	$9,550,000	$9,978,833
Vermont Educational & Health Buildings Financing Agency - Univ of VT Hlth	5.00%	12/1/2035	A	4,500,000	4,675,624
Washington Health Care Facilities Authority - Overlake Hosp Med Ctr	5.00%	7/1/2038	BBB+	4,000,000	3,989,025
Westchester County Healthcare Corp. Obl NY	6.00%	11/1/2030	BBB-	105,000	105,171
Westchester County Healthcare Corp. Obl NY	6.125%	11/1/2037	BBB-	30,000	30,073
Westchester County Local Development Corp. Health Obl NY	5.00%	11/1/2046	BBB-	1,470,000	1,426,752
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Mem Hosp Obl	5.375%	2/1/2048	Ba2	840,000	783,658
Total					505,017,616

Housing 1.67%
California Municipal Finance Authority - Bowles Hall Foundation	5.00%	6/1/2050	Baa3	1,410,000	1,415,513
California Municipal Finance Authority - Caritas Affordable Hsg	5.25%	8/15/2039	A-	650,000	657,612
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	5,000,000	3,958,643
CSCDA Community Improvement Authority CA†	3.125%	8/1/2056	NR	4,500,000	3,092,213
CSCDA Community Improvement Authority CA†	4.00%	12/1/2056	NR	3,250,000	2,313,273
FHLMC Multifamily VRD Certificates VA	4.60%	12/15/2044	AA+	5,450,000	5,489,870
Indiana Finance Authority - Chf-Tippecanoe LLC	5.00%	6/1/2053	NR	1,000,000	1,011,643
Indiana Finance Authority - Chf-Tippecanoe LLC	5.125%	6/1/2058	NR	1,700,000	1,722,992
Indiana Finance Authority - Chf-Tippecanoe LLC	5.375%	6/1/2064	NR	4,460,000	4,543,803
Industrial Development Authority of the City of Phoenix - Downtown Phoenix Std Hsg AZ	5.00%	7/1/2037	Baa3	1,000,000	1,016,309
Louisiana Public Facilities Authority - Louisianav St Univ & Agric	5.00%	7/1/2059	A3	2,000,000	2,024,751
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-	2,000,000	2,184,693
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-	5,000,000	5,553,353

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Michigan State Housing Development Authority	3.60%	10/1/2060	AA+	$6,115,000	$4,856,202
New Hampshire Business Finance Authority	4.00%	10/20/2036	BBB	10,899,910	10,331,661
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB	5,431,144	5,323,734
New York State Dormitory Authority	3.00%	7/1/2045	Aa3	5,037,000	3,996,963
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%	7/1/2034	BBB-	1,000,000	990,831
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%	7/1/2039	BBB-	1,500,000	1,464,506
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%	7/1/2046	BBB-	1,000,000	942,660	(d)
Total					62,891,225

Lease Obligations 2.74%
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA	3,500,000	3,532,983
Indiana Finance Authority	5.25%	2/1/2032	AA+	5,000,000	5,189,619
Kentucky Bond Development Corp.	4.00%	9/1/2048	A+	6,645,000	6,332,147
New Jersey Economic Development Authority	5.00%	6/15/2036	A2	1,285,000	1,350,067
New Jersey Economic Development Authority	5.00%	6/15/2041	A2	5,050,000	5,412,785
New Jersey Economic Development Authority	5.00%	6/15/2042	A2	4,930,000	5,345,188
New Jersey Economic Development Authority	5.00%	6/15/2043	A2	4,500,000	4,684,526
New Jersey Economic Development Authority	5.00%	11/1/2044	A2	5,500,000	5,783,268
New Jersey Economic Development Authority	5.00%	6/15/2047	A2	6,050,000	6,221,004
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+	7,500,000	7,527,683
New Jersey Educational Facilities Authority	4.00%	9/1/2029	A2	5,445,000	5,464,978
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2028	A2	10,000,000	8,241,581
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,935,000	1,409,264
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2037	A2	3,390,000	1,834,351
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	3,000,000	3,137,883

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	$2,400,000	$2,506,538
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2033	A2	4,565,000	5,111,882
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2035	A2	4,200,000	4,478,047
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2036	A2	3,500,000	3,709,090
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2046	A2	14,595,000	15,259,487
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%		7/15/2035	AA	545,000	587,033
Total						103,119,404

Multi-Family Housing 0.07%
New York City Housing Development Corp.	2.40%		11/1/2046	AA+	3,800,000	2,508,488

Other Revenue 2.58%
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2049	A1	4,125,000	4,101,844
California Infrastructure & Economic Development Bank - Acad of Motion Pics oblig	5.00%		11/1/2041	Aa2	2,500,000	2,513,535
California School Finance Authority - Green Dot Public Schs Obg†	5.00%		8/1/2048	BBB-	1,650,000	1,638,939
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA	2,000,000	2,032,223
Clifton Higher Education Finance Corp. - Idea Public Schools TX	5.00%		8/15/2042	A-	275,000	275,103
Clifton Higher Education Finance Corp. - Idea Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,002,041
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	6.125%		8/15/2048	NR	7,825,000	7,883,516
Commonwealth of Puerto Rico	Zero Coupon	#(b)	11/1/2051	NR	5,142,778	2,616,388
District of Columbia - Friendship Pub Chtr Sch DC	5.00%		6/1/2041	BBB	1,935,000	1,944,035
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2034	AA	1,000,000	1,068,408
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2035	AA	1,000,000	1,063,050
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2037	AA	1,160,000	1,216,345
Illinois Finance Authority - Noble Network Charter Sch	6.125%		9/1/2039	BBB	6,000,000	6,013,458

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Indianapolis Local Public Improvement Bond Bank	5.00%		2/1/2031	AA-	$7,120,000	$7,158,749
Long Beach Bond Finance Authority CA	5.015% (3 Mo. LIBOR * 0.67 + 1.45%	)#	11/15/2027	A1	9,000,000	8,886,822
Lower Alabama Gas District	4.00%	#(b)	12/1/2050	A2	2,000,000	1,988,885
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A2	2,990,000	3,074,793
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A2	3,250,000	3,257,939
Main Street Natural Gas, Inc. GA	5.00%		5/15/2049	A2	1,500,000	1,538,467
Michigan Finance Authority - Bradford Academy	4.30%		9/1/2030	NR	300,000	271,310
Michigan Finance Authority - Bradford Academy	4.80%		9/1/2040	NR	565,000	471,636
Michigan Finance Authority - Bradford Academy	5.00%		9/1/2050	NR	925,000	740,110
Middlesex County Improvement Authority NJ	6.125%		1/1/2025	NR	1,250,000	15,625
Middlesex County Improvement Authority NJ	6.25%		1/1/2037	NR	1,700,000	21,250
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	1,965,000	2,109,174
New Jersey Economic Development Authority	5.00%		11/1/2052	A2	11,375,000	11,957,177
New Jersey Economic Development Authority - Friends of Team Acdmy Obg	6.00%		10/1/2043	BBB	3,500,000	3,516,465
Triborough Bridge & Tunnel Authority NY	4.00%		5/15/2046	AA+	5,465,000	5,361,089
Trust for Cultural Resources of The City of New York - Lincoln Ctr Perform Arts NY	4.00%		12/1/2033	A	2,000,000	2,073,925
Trust for Cultural Resources of The City of New York - Lincoln Ctr Perform Arts NY	4.00%		12/1/2035	A	1,750,000	1,791,615
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,000,000	9,588,425
Total						97,192,341

Power 0.07%
Chesapeake Economic Development Authority - Virginia Elec & Pwr Co	3.65%	#(b)	2/1/2032	A2	2,500,000	2,492,912

Pre-Refunded 0.03%
School District of Philadelphia PA GO	5.00%		9/1/2038	A1	995,000	1,017,078

Single-Family Housing 0.21%
Pennsylvania Housing Finance Agency	5.00%		10/1/2050	Aa1	7,725,000	7,940,814

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 2.23%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	$1,845,000	$1,880,191
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,215,000	3,221,501
Atlanta Urban Redevelopment Agency GA†	3.625%	7/1/2042	NR	1,850,000	1,566,718
Atlanta Urban Redevelopment Agency GA†	3.875%	7/1/2051	NR	3,325,000	2,725,687
City of Irvine CA Special Tax	5.00%	9/1/2044	NR	500,000	502,828
Commonwealth of Pennsylvania COP	4.00%	7/1/2046	A	2,375,000	2,262,521
Gramercy Farms Community Development District FL~	Zero Coupon	5/1/2039	NR	2,500,000	1,300,000
Gramercy Farms Community Development District FL(c)	5.25%	5/1/2039	NR	1,340,000	214	(d)
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,213,935
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A	4,875,000	4,921,466
Irvine Facilities Financing Authority CA (BAM)	5.25%	9/1/2053	NR	8,000,000	8,990,973
New Jersey Economic Development Authority Mtromall Urban	6.50%	4/1/2028	Baa2	1,944,245	1,939,304	(d)
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2046	AA	18,955,000	14,581,255
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2030	AA	1,500,000	1,538,321
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2031	AA	1,400,000	1,436,588
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,752,838
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%	10/1/2041	A	11,195,000	13,089,165
State of Connecticut Special Tax Revenue	5.00%	8/1/2034	AA	3,600,000	3,720,507
State of Connecticut Special Tax Revenue	5.00%	1/1/2037	AA	7,000,000	7,483,414
State of Connecticut Special Tax Revenue	5.00%	1/1/2038	AA	4,250,000	4,518,818
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,000,000	260,000
Stone Canyon Community Improvement District MO(c)	5.75%	4/1/2027	NR	1,300,000	338,000
Village Community Development District No. 13 FL	3.00%	5/1/2041	NR	1,250,000	948,685

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Special Tax (continued)
Village Community Development District No. 13 FL	3.25%		5/1/2052	NR		$2,710,000	$1,918,732	(d)
Total							84,111,661

Tax Revenue 5.63%
Casino Reinvestment Development Authority, Inc. NJ	5.25%		11/1/2039	BBB+		3,300,000	3,334,325
Casino Reinvestment Development Authority, Inc. NJ	5.25%		11/1/2044	BBB+		3,950,000	3,979,939
Chicago Board of Education IL	5.00%		4/1/2042	A	(a)	2,685,000	2,717,243
Chicago Transit Authority Sales Tax Receipts Fund IL	5.25%		12/1/2049	AA		22,645,000	22,972,580
City of Reno NV (AGM)	4.00%		6/1/2043	AA		4,725,000	4,623,501
City of Reno NV (AGM)	4.00%		6/1/2046	AA		6,800,000	6,596,252
City of Sparks NV†	2.75%		6/15/2028	Ba1		730,000	680,473
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%		8/1/2042	AA		1,250,000	1,363,423
County of Cook Sales Tax Revenue IL	4.00%		11/15/2034	AA-		3,750,000	3,812,545
Lower Colorado River Authority TX	6.00%		5/15/2052	A		1,700,000	1,956,107
Metropolitan Pier & Exposition Authority IL	5.00%		6/15/2050	A		5,230,000	5,322,680
Metropolitan Pier & Exposition Authority IL	5.50%		6/15/2053	A		4,415,000	4,487,163
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon		12/15/2030	A		10,535,000	7,911,398
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon		12/15/2036	A		10,000,000	5,632,658
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon		12/15/2037	A		15,000,000	7,980,071
Metropolitan Pier & Exposition Authority IL TCRS (BAM)	5.00%		6/15/2053	AA		915,000	950,353
New York City Transitional Finance Authority Future Tax Secured Revenue	3.60%	#(b)	2/1/2045	AAA		1,815,000	1,815,000
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		5/1/2037	AAA		3,000,000	3,045,243
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2041	AAA		4,500,000	4,486,294
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		8/1/2042	AAA		1,000,000	991,096

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	11/1/2042	AAA	$5,720,000	$5,668,505
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2036	AAA	1,000,000	1,007,815
New York State Dormitory Authority	3.00%	3/15/2050	AA+	5,000,000	3,892,016
New York State Urban Development Corp.	3.00%	3/15/2047	AA+	3,740,000	2,940,864
New York State Urban Development Corp.	3.00%	3/15/2048	AA+	9,590,000	7,472,455
New York State Urban Development Corp.	3.00%	3/15/2050	AA+	7,620,000	5,842,347
New York State Urban Development Corp.	4.00%	3/15/2042	Aa1	5,000,000	4,975,400
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	1,271,000	989,018
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	2,122,000	1,516,475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	2,549,000	1,660,004
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,523,000	533,362
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	5,803,000	5,533,338
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	5,253,000	5,008,896
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	39,000	35,976
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	12,847,000	12,273,853
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	2,174,000	2,124,800
San Francisco Bay Area Rapid Transit District CA GO	3.00%	8/1/2042	Aaa	5,180,000	4,501,295
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-	10,500,000	11,798,370
State of Connecticut Special Tax Revenue	4.00%	5/1/2039	AA	3,150,000	3,206,778
Territory of Guam	4.00%	1/1/2042	Ba1	1,500,000	1,330,789
Triborough Bridge & Tunnel Authority NY	5.00%	5/15/2051	AA+	6,555,000	7,061,320
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2052	AA+	10,335,000	11,457,408
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2057	AA+	2,500,000	2,760,393
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2062	AA+	10,655,000	11,738,448
Vermont Student Assistance Corp. AMT	3.375%	6/15/2036	A	2,030,000	1,932,312
Total					211,920,581

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Taxable Revenue - Water & Sewer 0.79%
City of Chicago Waterworks Revenue IL (AGM)(f)	5.50%		11/1/2062	A	(a)	$20,300,000	$22,501,579
New Jersey Economic Development Authority - New Jersey Amern Wtr Co AMT	3.75%	#(b)	11/1/2034	A1		4,000,000	3,979,440
Pittsburgh Water & Sewer Authority PA (AGM)(e)	5.00%		9/1/2048	A1		3,000,000	3,275,143
Total							29,756,162

Tobacco 2.55%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR		36,560,000	34,291,459
Golden State Tobacco Securitization Corp. CA	Zero Coupon		6/1/2066	NR		50,000,000	5,457,010
Michigan Finance Authority	4.00%		6/1/2049	BBB+		4,000,000	3,593,993
Michigan Finance Authority	5.00%		6/1/2049	BBB+		3,775,000	3,859,189
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR		20,000,000	1,135,414
Tobacco Securitization Authority of Northern California - Sacramento County Tobacco	4.00%		6/1/2049	BBB+		2,850,000	2,604,675
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	5.00%		6/1/2048	BBB+		3,500,000	3,635,711
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	5.00%		6/1/2048	BBB-		7,830,000	7,978,022
Tobacco Settlement Financing Corp. LA	5.25%		5/15/2035	A-		1,880,000	1,893,835
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2031	A		4,605,000	4,945,953
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB+		3,415,000	3,493,797
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+		9,300,000	9,657,460
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-		7,540,000	7,060,537
TSASC, Inc. NY	5.00%		6/1/2035	A-		1,390,000	1,436,332
TSASC, Inc. NY	5.00%		6/1/2048	NR		5,550,000	5,197,133
Total							96,240,520

Transportation 21.90%
Alameda Corridor Transportation Authority CA (AGM)	5.00%		10/1/2034	AA		3,650,000	3,832,651
California Municipal Finance Authority - Lax Integrated Express AMT	4.00%		12/31/2047	BBB-	(a)	9,450,000	8,514,072

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2038	BBB-	(a)	$5,000,000	$5,136,077
Canaveral Port Authority FL	5.00%	6/1/2048	A3		4,890,000	5,033,830
Canaveral Port Authority FL AMT	5.00%	6/1/2045	A3		4,630,000	4,777,629
Central Florida Expressway Authority	4.00%	7/1/2035	A+		5,000,000	5,053,900
Central Texas Regional Mobility Authority	5.00%	1/1/2045	A		4,500,000	4,665,349
Central Texas Turnpike System	5.00%	8/15/2033	A-		5,750,000	5,815,297
Central Texas Turnpike System	5.00%	8/15/2037	A-		2,500,000	2,523,730
Chicago Midway International Airport IL	4.00%	1/1/2034	A		1,000,000	1,005,190
Chicago O’Hare International Airport - Trips Obligated Group IL AMT	5.00%	7/1/2048	BBB+		3,500,000	3,506,533
Chicago O’Hare International Airport IL	4.00%	1/1/2044	A+		13,500,000	13,137,020
Chicago O’Hare International Airport IL	5.00%	1/1/2047	A+		9,375,000	9,529,589
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+		20,000,000	20,582,226
City & County of Denver Airport System Revenue CO AMT	4.00%	12/1/2048	A+		4,255,000	3,973,119
City & County of Denver Airport System Revenue CO AMT	5.25%	11/15/2043	A+		8,000,000	8,004,336
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	1/1/2028	AA-		2,000,000	2,015,259
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	1/1/2031	AA-		4,000,000	4,031,048
City of Burbank Electric Revenue NC	4.00%	7/1/2047	Aa3		7,415,000	7,264,698
City of Fresno Airport Revenue CA (BAM)	5.00%	7/1/2053	NR		2,000,000	2,092,858
City of Houston Airport System Revenue - United Airlines Inc TX AMT	6.625%	7/15/2038	BB-		2,500,000	2,507,076
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2041	AA-		3,595,000	3,547,783
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-		5,000,000	4,784,716
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2039	AA		9,000,000	9,559,212
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA		6,440,000	7,056,204
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2042	A+		4,440,000	4,545,050
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2036	A+		10,045,000	10,856,455
City of San Antonio Airport System TX AMT	5.00%	7/1/2045	A+		8,435,000	8,493,327

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of St. Louis Airport Revenue MO (AGM)	5.00%	7/1/2047	AA	$7,500,000	$7,775,645
County of Miami - Dade Aviation Revenue FL AMT	5.00%	10/1/2035	A1	10,000,000	10,057,540
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2028	A1	4,435,000	4,479,995
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2029	A1	2,500,000	2,523,797
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2034	A1	10,000,000	10,072,713
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2044	A	6,000,000	6,195,175
County of Miami-Dade Seaport Department FL (AGM)	4.00%	10/1/2049	AA	9,325,000	9,082,228
County of Osceola Transportation Revenue FL	5.00%	10/1/2039	BBB+	1,000,000	1,035,416
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	8,000,000	8,283,862
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2032	A+	4,200,000	3,015,418
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2037	A+	7,720,000	3,901,656
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2037	Baa2	1,000,000	1,012,997
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2041	Baa2	3,000,000	3,006,597
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	5,000,000	3,490,434
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	7,190,000	6,115,544
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	5,000,000	4,677,134
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2043	A-	16,723,000	16,565,578
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	10,000,000	9,697,582
Greater Asheville Regional Airport Authority NC (AGM)	5.25%	7/1/2048	A1	1,250,000	1,339,605
Greater Asheville Regional Airport Authority NC (AGM)	5.25%	7/1/2053	A1	2,000,000	2,129,558
Greater Orlando Aviation Authority FL AMT	4.00%	10/1/2049	AA-	6,375,000	6,011,812
Hampton Roads Transportation VA(f)	5.25%	7/1/2060	AA	20,000,000	21,778,132

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Kansas City Industrial Development Authority MO AMT	4.00%		3/1/2036	A2	$3,000,000	$2,983,775
Maryland Economic Development Corp. - Ports America Chesapeake AMT	5.00%		6/1/2044	Baa2	375,000	382,336
Maryland Economic Development Corp. - Ports America Chesapeake AMT	5.00%		6/1/2049	Baa2	750,000	759,272
Maryland Economic Development Corp. - Purple Line Transit Ptr AMT	5.25%		6/30/2047	Baa3	2,500,000	2,608,393
Maryland Economic Development Corp. - Purple Line Transit Ptr AMT	5.25%		6/30/2052	Baa3	2,500,000	2,591,251
Maryland Economic Development Corp. - Purple Line Transit Ptr AMT	5.25%		6/30/2055	Baa3	12,500,000	12,925,072
Maryland Economic Development Corp. Tax Allocation	4.00%		9/1/2040	NR	2,000,000	1,809,942
Maryland State Transportation Authority	5.00%		7/1/2051	Aa2	10,000,000	10,876,780
Maryland State Transportation Authority Passenger Facility Charge Revenue AMT	3.00%		6/1/2036	A+	7,310,000	6,374,463
Massachusetts Port Authority AMT	5.00%		7/1/2040	AA	1,500,000	1,524,457
Massachusetts Port Authority AMT	5.00%		7/1/2045	AA	3,315,000	3,356,765
Metropolitan Nashville Airport Authority TN AMT	5.00%		7/1/2049	A2	5,000,000	5,173,765
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	7,073,285
Metropolitan Transportation Authority NY(f)	5.25%		11/15/2055	A3	20,500,000	21,521,195
Metropolitan Transportation Authority NY	4.00%		11/15/2050	A3	6,500,000	6,051,524
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A3	4,265,000	4,398,297
Metropolitan Transportation Authority NY	5.00%	#(b)	11/15/2045	A3	2,700,000	2,910,773
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A3	4,680,000	4,850,105
Metropolitan Transportation Authority NY	5.25%		11/15/2044	A3	9,680,000	9,759,160
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A3	2,935,000	3,081,205
Metropolitan Washington Airports Authority DC AMT	4.00%		10/1/2039	AA-	4,385,000	4,319,738
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	Zero Coupon		10/1/2037	A-	5,000,000	2,613,908
Minneapolis - St. Paul Metropolitan Airports Commission MN	5.00%		1/1/2031	A+	2,000,000	2,013,102
Minneapolis - St. Paul Metropolitan Airports Commission MN AMT	5.00%		1/1/2047	A+	3,000,000	3,129,808
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2045	A2	25,630,000	24,538,234

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	$2,625,000	$2,938,914
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A2	3,425,000	3,799,260
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2045	A2	5,000,000	5,292,088
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	2,000,000	2,211,767
New York State Thruway Authority	5.25%	1/1/2056	A2	7,455,000	7,696,685
New York State Thruway Authority (AGM)	4.00%	1/1/2051	AA	2,725,000	2,636,134
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3	3,295,000	3,221,212
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2029	Baa3	2,955,000	3,069,157
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2030	Baa3	3,990,000	4,147,461
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa3	12,450,000	12,932,425
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2034	Baa3	4,205,000	4,361,508
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3	2,250,000	2,322,927
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	21,000,000	21,490,312
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2039	Baa1	5,840,000	6,099,844
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2042	Baa1	3,250,000	3,353,885
New York Transportation Development Corp. - Laguardia Gateway Partner (AGM) AMT	4.00%	7/1/2031	A1	5,000,000	5,007,577
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	12,365,000	11,315,968
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,340,000	2,057,594
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	24,245,000	24,276,220
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2025	A3	2,750,000	2,768,120
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2047	A	750,000	776,937
North Carolina Turnpike Authority	5.00%	1/1/2043	BBB	1,150,000	1,205,086

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2037	AA	$14,255,000	$14,366,282
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2038	AA	1,000,000	999,318
North Texas Tollway Authority	5.00%	1/1/2048	A+	5,000,000	5,168,863
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A3	3,425,000	3,433,374
Pennsylvania Turnpike Commission	4.00%	12/1/2043	A+	1,500,000	1,472,628
Pennsylvania Turnpike Commission	5.00%	6/1/2029	A3	9,000,000	9,391,766
Port Authority of New York & New Jersey	5.25%	10/15/2055	AA-	3,965,000	4,082,064
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	Aa3	6,250,000	6,933,976
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	Aa3	4,000,000	4,399,793
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	Aa3	3,250,000	3,545,114
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	Aa3	5,000,000	5,441,453
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	6,950,000	7,128,252
Port Authority of New York & New Jersey AMT	5.00%	1/15/2052	AA-	13,855,000	14,522,279
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-	2,000,000	2,010,012
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2049	AA-	5,000,000	5,157,338
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,876,662
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2032	NR	5,014,595	3,196,052
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2053	NR	24,967	15,292
Puerto Rico Highway & Transportation Authority	5.00%	7/1/2062	NR	4,204,459	4,099,348
Riverside County Transportation Commission CA	4.00%	6/1/2040	A	2,115,000	2,072,311
San Diego County Regional Airport Authority CA	5.00%	7/1/2044	A	4,500,000	4,790,047
San Diego County Regional Airport Authority CA	5.00%	7/1/2051	A2	15,475,000	16,555,788
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	4,500,000	4,266,878
San Diego County Regional Airport Authority CA AMT(f)	5.00%	7/1/2056	A2	11,540,000	12,314,493
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2033	A+	7,000,000	7,006,401

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
South Carolina Ports Authority AMT	5.00%	7/1/2044	A+	$5,000,000	$5,197,257
State of Alabama Docks Department (AGM)	5.00%	10/1/2036	AA	750,000	784,917
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2034	AA	2,000,000	2,085,477
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2035	AA	2,000,000	2,075,459
State of Florida Department of Transportation Turnpike System Revenue	3.00%	7/1/2051	AA	10,705,000	8,205,690
State of Hawaii Airports System Revenue AMT	4.00%	7/1/2035	AA-	4,425,000	4,441,209
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2041	AA-	5,000,000	5,048,529
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	6/30/2037	Baa2	2,950,000	2,817,573
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	12/31/2037	Baa2	2,125,000	2,019,233
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	6/30/2038	Baa2	1,050,000	994,726
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	12/31/2038	Baa2	1,375,000	1,300,928
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	6/30/2039	Baa2	1,340,000	1,260,374
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	12/31/2039	Baa2	1,025,000	961,661
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segm AMT	5.00%	6/30/2058	Baa2	2,500,000	2,499,993
Texas Transportation Commission State Highway 249 System	5.00%	8/1/2057	Baa2	2,625,000	2,637,574
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2042	AA-	1,640,000	1,738,807
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2058	AA+	7,300,000	8,081,133
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	1/1/2032	BBB	6,225,000	6,743,574

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	$6,685,000	$7,050,256
Virginia Small Business Financing Authority - Elizabeth River Crossings AMT	4.00%		1/1/2038	BBB	4,500,000	4,291,810
Virginia Small Business Financing Authority - Elizabeth River Crossings AMT	4.00%		1/1/2040	BBB	4,825,000	4,515,620
Wayne County Airport Authority MI AMT	5.00%		12/1/2039	A1	1,700,000	1,705,036
Wayne County Airport Authority MI AMT	5.00%		12/1/2042	A1	1,200,000	1,231,044
Wayne County Airport Authority MI AMT	5.00%		12/1/2046	A1	2,825,000	2,959,286
Total						824,593,288

Utilities 12.26%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA	1,500,000	1,596,521
Baltimore Proj Revenue MD(f)	5.25%		7/1/2047	Aa2	7,190,000	7,987,094
Baltimore Proj Revenue MD(f)	5.25%		7/1/2052	Aa2	12,190,000	13,541,402
Black Belt Energy Gas District AL	4.00%	#(b)	7/1/2052	Aa1	6,000,000	5,983,458
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	11,660,000	11,558,555
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1	18,600,000	18,080,513
Black Belt Energy Gas District AL	5.00%	#(b)	5/1/2053	Aa2	8,200,000	8,587,735
Black Belt Energy Gas District AL	5.50%	#(b)	11/1/2053	A2	6,665,000	7,038,845
California Pollution Control Financing Authority - Poseidon Resources†	5.00%		7/1/2039	Baa3	2,200,000	2,254,037
California Pollution Control Financing Authority - Poseidon Resources†	5.00%		11/21/2045	Baa3	2,750,000	2,789,491
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	500,000	530,682
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,447,276
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(b)	4/1/2042	BBB-	5,000,000	4,936,242
City of Baltimore MD	5.00%		7/1/2032	Aa3	2,435,000	2,496,462
City of Baltimore MD	5.00%		7/1/2039	A+	4,750,000	4,833,372
City of Baltimore MD	5.00%		7/1/2046	Aa3	10,000,000	10,359,157
City of Chicago Waterworks Revenue IL	5.00%		11/1/2036	A+	1,775,000	1,862,709
City of Chicago Waterworks Revenue IL	5.00%		11/1/2039	A+	3,455,000	3,493,260
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	3,000,000	3,148,241
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	2,500,000	2,605,415
City of Colorado Springs Utilities System Revenue CO	4.00%		11/15/2046	AA+	10,100,000	10,092,528

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	$5,500,000	$5,479,376
City of Philadelphia Water & Wastewater Revenue PA	5.00%		7/1/2030	A+	3,355,000	3,471,710
City of Philadelphia Water & Wastewater Revenue PA	5.00%		10/1/2046	A+	4,475,000	4,747,793
City of Philadelphia Water & Wastewater Revenue PA	5.25%		10/1/2052	A+	6,610,000	6,900,968
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	8,000,000	9,133,397
County of Jefferson Sewer Revenue AL	Zero Coupon		10/1/2039	BBB	350,000	364,352
County of Jefferson Sewer Revenue AL	6.00%		10/1/2042	BBB	5,000,000	5,266,920
County of Jefferson Sewer Revenue AL	6.50%		10/1/2053	BBB	7,700,000	8,118,058
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2026	AA	1,000,000	847,120
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2027	AA	4,875,000	3,926,225
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2046	AA	6,000,000	6,227,858
County of Jefferson Sewer Revenue AL (AGM)	5.50%		10/1/2053	AA	3,555,000	3,634,423
County of Trimble - Louisville Gas & Elec Co KY	3.75%		6/1/2033	A1	12,500,000	12,560,567
Development Authority of Appling County - Georgia Power Company	3.96%	#(b)	9/1/2041	BBB+	2,000,000	2,000,000
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	13,049,048
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,109,461
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,081,395
Kentucky Public Energy Authority	4.00%	#(b)	8/1/2052	A1	15,500,000	15,212,852
Long Beach Bond Finance Authority CA	5.50%		11/15/2037	A1	8,950,000	9,847,406
Lower Colorado River Authority TX	5.00%		5/15/2040	A	2,970,000	3,024,362
Main Street Natural Gas, Inc. GA	4.00%	#(b)	3/1/2050	A3	4,125,000	4,101,386
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	25,000,000	24,173,060
Main Street Natural Gas, Inc. GA	4.00%	#(b)	9/1/2052	A3	14,205,000	13,947,692
Main Street Natural Gas, Inc. GA	5.00%		5/15/2035	A2	2,000,000	2,082,890
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2052	A3	13,400,000	13,830,332
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		2/1/2040	Baa2	8,085,000	7,139,490
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		4/1/2040	Baa2	4,315,000	3,806,884

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Michigan Finance Authority	5.00%		7/1/2034	A+		$1,980,000	$2,029,257
Montgomery County Industrial Development Authority - Constellation Energy Gen PA	4.10%	#(b)	4/1/2053	BBB		9,000,000	9,178,493
Municipal Electric Authority of Georgia	5.00%		1/1/2033	A2		1,910,000	1,944,047
Municipal Electric Authority of Georgia	5.00%		1/1/2048	BBB+		5,000,000	5,020,291
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA		1,100,000	1,163,237
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA		1,750,000	1,850,605
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2053	AA		2,300,000	2,417,040
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2055	AA		2,350,000	2,469,584
New York City Municipal Water Finance Authority NY	4.00%		6/15/2051	AA+		6,155,000	6,051,919
New York City Municipal Water Finance Authority NY	5.25%		6/15/2047	AA+		4,500,000	5,102,279
New York Power Authority	4.00%		11/15/2050	AA		4,950,000	4,849,635
Omaha Public Power District NE	4.00%		2/1/2046	AA		8,500,000	8,362,475
Omaha Public Power District Nebraska City Station Unit 2	5.25%		2/1/2042	A+		4,000,000	4,066,934
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2035	AA		1,000,000	1,036,847
Philadelphia Gas Works Co. PA	5.00%		8/1/2029	A		2,000,000	2,059,441
Philadelphia Gas Works Co. PA	5.00%		8/1/2030	A		1,500,000	1,543,672
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		5,000,000	4,380,305
Puerto Rico Electric Power Authority(c)	3.894% (3 Mo. LIBOR * 0.67 + 0.70%	)#	7/1/2031	D	(a)	4,000,000	1,510,000
Puerto Rico Electric Power Authority(c)	5.00%		7/1/2028	D	(a)	270,000	101,925
Puerto Rico Electric Power Authority (AGC)	4.25%		7/1/2027	AA		280,000	273,884
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3		3,750,000	3,913,111
Southeast Alabama Gas Supply District	4.00%	#(b)	4/1/2049	A3		2,500,000	2,496,513
Southeast Energy Authority A Cooperative District AL	4.00%	#(b)	12/1/2051	A1		11,955,000	11,628,892
Southeast Energy Authority A Cooperative District AL	5.50%	#(b)	1/1/2053	A1		5,000,000	5,319,513
Southern California Public Power Authority	5.00%		11/1/2033	A2		4,665,000	5,022,761
Southern California Public Power Authority	5.02% (3 Mo. USD. LIBOR * 0.67 + 1.47%	)#	11/1/2038	A2		3,090,000	2,770,475

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2023

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
State of Hawaii Department of Budget & Finance - Hawaiian Electric Co Inc		3.20%		7/1/2039	Baa1		$7,365,000	$6,216,998
Tennergy Corp. TN		5.50%	#(b)	10/1/2053	Baa1		6,000,000	6,355,939
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026	BBB	(a)	10,550,000	10,845,018
Texas Municipal Gas Acquisition & Supply Corp. III		5.00%		12/15/2029	A2		2,250,000	2,326,914
Texas Water Development Board		4.00%		10/15/2037	AAA		7,760,000	7,908,718
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2049	A-	(a)	1,310,000	1,339,479
Washington Suburban Sanitary Commission MD		4.00%		6/1/2047	AAA		10,000,000	9,872,282
Total								461,736,503
Total Municipal Bonds (cost $3,906,191,500)								3,835,868,054

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.08%

Variable Rate Demand Notes 0.08%

General Obligation
City of New York NY GO (cost $3,000,000)	4.210%	7/3/2023		4/1/2042	AA		3,000,000	3,000,000
Total Investments in Securities 101.94% (cost $3,909,191,500)								3,838,868,054
Other Assets and Liabilities – Net(h) (1.94)%								(73,145,338)
Net Assets 100.00%								$3,765,722,716

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NATL	National Public Finance Guarantee Corporation.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $186,967,991, which represents 4.96% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND June 30, 2023

~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	This investment has been rated by Fitch IBCA.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Securities purchased on a when-issued basis.
(f)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2023	402	Short	$(50,860,869)	$(51,016,313)	$(155,444)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Corporate-Backed	$–	$391,833,147	$3,724,000	$395,557,147
General Obligation	–	590,618,995	9,988,047	600,607,042
Health Care	–	504,171,616	846,000	505,017616
Housing	–	61,948,565	942,660	62,891,225
Special Tax	–	80,253,411	3,858,250	84,111,661
Remaining Industries	–	2,187,683,363	–	2,187,683,363
Short-Term Investments
Variable Rate Demand Notes	–	3,000,000	–	3,000,000
Total	$–	$3,819,509,097	$19,358,957	$3,838,868,054
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(155,444)	–	–	(155,444)
Total	$(155,444)	$–	$–	$(155,444)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date			Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.91%

CORPORATE BONDS 0.08%

Health Care Services 0.08%
Care New England Health System (Cost $2,731,467)	5.50%		9/1/2026			$3,000,000	$2,715,000

				Credit Rating: S&P or Moody’s
MUNICIPAL BONDS 100.83%

Corporate-Backed 21.33%
Allegheny County Industrial Development Authority - US Steel Corporation PA	4.875%		11/1/2024	BB-		1,000,000	1,006,488
Allegheny County Industrial Development Authority - US Steel Corporation PA	5.125%		5/1/2030	BB-		3,990,000	4,099,448
Arkansas Development Finance Authority	5.70%		5/1/2053	BB	(a)	17,250,000	17,520,176
Arkansas Development Finance Authority - Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2		35,135,000	31,871,204
Arkansas Development Finance Authority - US Steel Corporation AMT	5.45%		9/1/2052	BB-		18,000,000	18,030,271
Avenir Community Development District FL	5.375%		5/1/2043	NR		4,000,000	3,944,516
Avenir Community Development District FL	5.625%		5/1/2054	NR		4,750,000	4,692,688
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2		17,240,000	17,090,007
Boggy Creek Improvement District FL	5.125%		5/1/2043	NR		1,775,000	1,778,727
Boggy Creek Improvement District FL	5.375%		5/1/2053	NR		4,300,000	4,308,933
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		1,450,000	1,469,912
Calhoun County Navigation Industrial Development Authority - Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR		12,800,000	11,723,690
California Municipal Finance Authority AMT	4.00%		7/15/2029	BB-		3,000,000	2,970,580
California Pollution Control Financing Authority - Poseidon Resources AMT†	5.00%		11/21/2045	Baa3		3,025,000	3,004,687
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL AMT†	4.00%		10/1/2041	NR		2,750,000	2,271,910
City of Henderson - Pratt Paper LLC KY AMT†	4.45%		1/1/2042	NR		2,750,000	2,652,496
City of Henderson - Pratt Paper LLC KY AMT†	4.45%		1/1/2042	NR		1,500,000	1,446,816
City of Henderson - Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		15,475,000	14,796,412
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.00%		7/15/2041	B-	(a)	4,475,000	4,071,434

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	$18,325,000	$18,390,653
City of Valparaiso - Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR	105,000	105,654
City of Valparaiso - Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR	4,000,000	4,060,014
City of Whiting - BP Prods North America IN AMT	4.40%	#(b)	3/1/2046	A2	4,000,000	4,079,859
Columbia Industrial Development Board - Alabama Power Company	3.90%	#(b)	12/1/2037	A1	11,690,000	11,690,000
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	606,103
Downtown Doral South Community Development District FL†	5.00%		12/15/2048	NR	1,500,000	1,441,832
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(b)	7/1/2032	NR	9,000,000	9,063,133
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	4,500,000	4,293,962
Fort Bend County Industrial Development Corp. - NRG Energy Inc TX	4.75%		11/1/2042	Baa2	3,590,000	3,463,270
Greater Orlando Aviation Authority - Jetblue Airways Corp FL	5.00%		11/15/2036	NR	5,070,000	5,069,833
Hoover Industrial Development Board - US Steel Corporation AL AMT	5.75%		10/1/2049	BB-	17,200,000	17,605,031
Indiana Finance Authority - US Steel Corporation	4.125%		12/1/2026	BB-	11,500,000	11,382,694
Indiana Finance Authority - US Steel Corporation AMT	6.75%		5/1/2039	BB-	3,500,000	3,951,430
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BB+	14,505,000	14,184,078
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(b)	12/1/2050	BBB-	10,590,000	10,442,672
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%	#(b)	12/1/2050	BBB-	3,750,000	3,843,167
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	23,370,000	23,736,731
Jefferson County Port Authority - Jsw Steel USA Ohio Inc AMT†	3.50%		12/1/2051	Ba1	10,000,000	7,019,717
Louisiana Local Government Environmental Facilities & Community Development Authority - Entergy Louisiana LLC	2.50%		4/1/2036	A	7,110,000	5,799,848
Maricopa County Industrial Development Authority - Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	14,335,000	12,331,546

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Maricopa County Pollution Control Corp. - Southern CA Edison Co AZ	2.40%		6/1/2035	A2		$4,470,000	$3,530,420
Maricopa County Pollution Control Corp. - Southern CA Edison Co AZ	2.40%		6/1/2035	A2		7,500,000	5,923,524
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR		3,430,000	2,058,000
Miami-Dade County Industrial Development Authority Cfc MB I LLC FL†	6.25%		1/1/2059	NR		8,000,000	7,915,462
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-		5,000,000	4,877,585
Mississippi Business Finance Corp. - Chevron U.S.A Inc	3.65%	#(b)	6/1/2043	Aa2		7,600,000	7,600,000
Mississippi Business Finance Corp. - Enviva Inc AMT	7.75%	#(b)	7/15/2047	B-		8,005,000	6,004,193
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	3.75%	#(b)	7/1/2045	B		6,595,000	5,140,276
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B		1,250,000	1,205,641
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B		17,000,000	15,167,499
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-		17,210,000	17,259,188
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB-		6,760,000	6,833,016
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		5,290,000	5,291,301
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		16,500,000	16,285,767
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR		7,100,000	7,118,023
New York Liberty Development Corp. - 7 World Trade Center II	3.00%		9/15/2043	Aaa		3,500,000	2,830,498
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(b)	12/1/2044	B+		2,000,000	1,912,180
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%		8/1/2031	B	(a)	1,000,000	891,227
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B-		2,540,000	2,544,315
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B-		21,480,000	21,500,129
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B-		6,740,000	7,023,705

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B-	$9,165,000	$9,318,134
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2024	Baa3	6,300,000	6,325,026
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3	3,000,000	3,066,931
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa3	5,000,000	5,243,862
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	10,000,000	8,778,075
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-	33,290,000	30,700,111
Parish of Beauregard - Officemax Inc LA	6.80%		2/1/2027	B1	5,000,000	5,009,849
Parish of St. James - Nustar Logistics LP LA†	5.85%	#(b)	8/1/2041	BB-	1,000,000	1,024,709
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(b)	6/1/2038	BB-	6,375,000	6,884,097
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(b)	12/1/2040	BB-	2,750,000	2,969,610
Parish of St. James - Nustar Logistics LP LA†	6.35%		7/1/2040	BB-	5,000,000	5,411,018
Parish of St. James - Nustar Logistics LP LA†	6.35%		10/1/2040	BB-	7,690,000	8,322,146
Parish of St. John the Baptist - Marathon Oil Corporation LA	4.05%	#(b)	6/1/2037	BBB-	7,750,000	7,721,931
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2045	NR	1,400,000	1,241,546
Pennsylvania Economic Development Financing Authority - Consol Energy Inc AMT†	9.00%	#(b)	4/1/2051	B	4,250,000	4,751,330
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	6,980,000	5,129,329
Pennsylvania Economic Development Financing Authority - New Ngc Inc AMT	5.50%		11/1/2044	NR	1,000,000	1,004,339
Polk County Industrial Development Authority - Mineral Development LLC FL†	5.875%		1/1/2033	NR	7,375,000	7,463,136
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX†	6.00%		1/1/2025	NR	3,270,000	3,071,593
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	3.00%		1/1/2050	NR	7,250,000	4,256,954
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	3.625%		1/1/2035	NR	3,495,000	2,795,424
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	4.00%		1/1/2050	NR	11,590,000	8,305,137

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority - Ameream LLC WI†	6.75%		12/1/2042	NR	$1,000,000	$905,932
Public Finance Authority - Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BBB-	4,000,000	3,962,638
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	6,750,000	6,777,418
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	1,950,000	1,985,264
Public Finance Authority - Sky Harbour Cap Oblg WI AMT	4.00%		7/1/2041	NR	2,500,000	1,937,254
Public Finance Authority - Sky Harbour Cap Oblg WI AMT	4.25%		7/1/2054	NR	20,000,000	14,276,432
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	11,000,064
Sumter County Industrial Development Authority - Enviva Inc AL AMT	6.00%	#(b)	7/15/2052	B-	30,000,000	20,325,063
Town of Rumford - Officemax Inc ME	6.875%		10/1/2026	B1	1,500,000	1,502,923
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.00%	#(b)	6/1/2035	B-	5,000,000	5,034,969
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	4.50%		5/1/2032	NR	4,467,750	4,179,226
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	5.25%		5/1/2044	NR	23,285,000	21,068,450
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(b)	6/1/2052	B+	9,000,000	9,041,206
Village Community Development District No. 15 FL†(d)	5.25%		5/1/2054	NR	4,000,000	4,063,527
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(b)	1/1/2048	B	3,150,000	2,911,789
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	13,770,000	10,465,200	(e)
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(b)	4/1/2036	Baa3	4,000,000	4,011,916
Total						732,467,129

Education 6.91%
Arizona Industrial Development Authority - Academies Math & Sci Oblig†	5.625%		7/1/2048	BB+	2,235,000	2,233,492
Arizona Industrial Development Authority - Academies Math & Sci Oblig†	5.75%		7/1/2053	BB+	3,000,000	3,002,784
Arizona Industrial Development Authority - Basis Schools Inc†	5.00%		7/1/2047	BB	1,325,000	1,212,607

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Arizona Industrial Development Authority - Basis Schools Inc†	5.00%	7/1/2051	BB		$3,080,000	$2,768,310
Arizona Industrial Development Authority - Odyssey Preparatory Acdmy†	5.00%	7/1/2049	BB-		2,000,000	1,781,643
Arizona Industrial Development Authority - Odyssey Preparatory Acdmy†	5.00%	7/1/2054	BB-		5,000,000	4,369,404
Build NYC Resource Corp. - E Harlem Scholars Oblg Gp NY†	5.75%	6/1/2052	BB+		1,250,000	1,266,965
Build NYC Resource Corp. - E Harlem Scholars Oblg Gp NY†	5.75%	6/1/2062	BB+		3,750,000	3,781,623
California Municipal Finance Authority - Sdori Charter Sch Pptys†	5.625%	3/1/2045	B+		11,500,000	10,703,745
Camden County Improvement Authority - Kipp Cooper Norcross Obl NJ	6.00%	6/15/2062	BBB		2,535,000	2,671,569
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%	12/15/2049	Baa3		1,360,000	1,312,298
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%	12/15/2054	Baa3		705,000	671,745
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	5.00%	6/15/2039	NR		1,950,000	1,829,568
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	5.00%	6/15/2049	NR		9,815,000	8,601,594
Capital Trust Agency, Inc. - Sestrn Univ Oblig Group FL†(d)	6.375%	5/1/2053	NR		6,150,000	6,158,136
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(a)	7,250,000	7,927,773
Chicago Board of Education Dedicated Capital Improvement Tax IL (BAM)	5.00%	4/1/2045	AA		2,500,000	2,600,844
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		26,695,000	23,414,831
Chicago Board of Education IL GO	5.00%	12/1/2036	BB+		4,000,000	4,056,578
City of Jacksonville - Jacksonville University FL†	5.00%	6/1/2053	NR		6,500,000	5,765,274
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.75%	8/15/2045	NR		6,500,000	6,491,471
Columbus-Franklin County Finance Authority - Ohio Dominican University	6.50%	3/1/2048	NR		5,010,000	3,437,601
Columbus-Franklin County Finance Authority - Ohio Dominican University	6.50%	3/1/2053	NR		3,500,000	2,339,887
County of Frederick - Mount St Mary’S Univ MD†	5.00%	9/1/2037	BB+		1,500,000	1,425,374

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
County of Frederick - Mount St Mary’S Univ MD†	5.00%	9/1/2045	BB+	$12,645,000	$11,420,470
County of Tuscarawas - Ashland University OH	6.00%	3/1/2045	NR	5,000,000	4,987,509
Development Authority Of The City of Marietta - Life University Inc GA†	5.00%	11/1/2047	Ba3	8,000,000	7,286,877
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2037	Ba3	9,000,000	8,757,129
Florida Development Finance Corp. - Renaissance Chtr 2020 C/D†	5.00%	9/15/2040	NR	1,505,000	1,340,339
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	5.00%	6/1/2048	NR	9,000,000	8,144,726
Illinois Finance Authority - Depaul College Prep†	5.50%	8/1/2043	BB+	1,360,000	1,382,444
Illinois Finance Authority - Depaul College Prep†	5.625%	8/1/2053	BB+	4,500,000	4,518,668
Illinois Finance Authority - Illinois Inst of Tech	5.00%	9/1/2040	Ba2	1,750,000	1,596,338
Industrial Development Authority of the City of Phoenix - Basis Schools Inc Oblig AZ†	5.00%	7/1/2045	BB	7,200,000	6,666,103
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath	5.375%	10/1/2052	BBB+	2,000,000	2,069,937
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.25%	10/1/2040	NR	3,000,000	2,956,277
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.50%	10/1/2051	NR	7,915,000	7,846,995
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd - Lipscomb University Oblig TN	5.25%	10/1/2058	BBB-	10,000,000	9,626,861
Middlesex County Improvement Authority NJ(f)	5.00%	8/15/2053	A+	15,000,000	16,232,848
New Jersey Economic Development Authority	5.00%	6/15/2043	A2	3,145,000	3,273,963
New York State Dormitory Authority - St John’s University	4.00%	7/1/2048	A-	2,360,000	2,239,319
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	3,725,000	3,779,721
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2050	BBB-	8,000,000	8,003,295
Public Finance Authority - Minnesota Medical Univ WI†(c)	5.50%	12/1/2048	NR	82,164	25,471	(e)

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Public Finance Authority - Uma Education Inc†	5.00%		10/1/2039	BB	$6,500,000	$6,295,750
Public Finance Authority - Wingate University WI	5.25%		10/1/2043	BBB-	2,000,000	1,982,542
State of Nevada Department of Business & Industry - Somerset Acad Nlv Bldg 1†	5.00%		12/15/2048	BB	1,500,000	1,342,769
University of Illinois (AGM)	4.00%		4/1/2037	AA	5,745,000	5,710,234
Total						237,311,701

Energy 0.09%
PEFA, Inc. IA	5.00%	#(b)	9/1/2049	A3	3,000,000	3,059,716

Financial Services 0.68%
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2047	B	12,925,000	8,373,345
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2050	B	23,325,000	15,108,603
Total						23,481,948

General Obligation 12.86%
Academical Village Community Development District FL	3.625%		5/1/2040	NR	2,320,000	1,887,525
Academical Village Community Development District FL	4.00%		5/1/2051	NR	4,500,000	3,509,554
American Samoa Economic Development Authority†	5.00%		9/1/2038	Ba3	5,500,000	5,376,106
American Samoa Economic Development Authority	6.625%		9/1/2035	Ba3	2,275,000	2,368,312
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,681,231
Arlington Higher Education Finance Corp. - Brooks Collegiate Acad TX	5.00%		6/15/2041	NR	3,000,000	2,721,985
Arlington Higher Education Finance Corp. - Brooks Collegiate Acad TX	5.00%		6/15/2051	NR	4,230,000	3,599,345
Black Belt Energy Gas District AL	5.25%	#(b)	2/1/2053	A1	7,500,000	7,854,973
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	16,500,000	17,271,010
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	5,000,000	5,215,769
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	5,170,000	5,371,802
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	2,500,000	2,596,667
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	2,000,000	2,075,576

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	$1,500,000	$1,554,445
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	9,962,214
Chicago Board of Education IL GO	5.00%		12/1/2047	BB+	10,690,000	10,689,230
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	9,015,000	9,048,420
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	13,410,000	13,443,481
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	5,000,000	5,240,771
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,224,683
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	2,180,000	2,290,052
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	6,560,000	7,090,359
City of Chicago IL GO	5.50%		1/1/2030	BBB+	3,435,000	3,516,549
City of Chicago IL GO	5.50%		1/1/2033	BBB+	3,305,000	3,368,760
City of Chicago IL GO	5.50%		1/1/2037	BBB+	1,000,000	1,017,412
City of Chicago IL GO	5.50%		1/1/2039	BBB+	2,125,000	2,336,461
City of Chicago IL GO	5.50%		1/1/2049	BBB+	9,090,000	9,590,975
City of Chicago IL GO	6.00%		1/1/2038	BBB+	18,085,000	19,251,757
City of Coralville IA GO	4.50%		6/1/2032	BB+	4,000,000	4,019,324
City of New Haven CT GO	5.50%		8/1/2033	BBB+	1,000,000	1,088,814
City of New Haven CT GO	5.50%		8/1/2035	BBB+	660,000	714,461
City of New Haven CT GO	5.50%		8/1/2037	BBB+	1,280,000	1,370,328
City of New York NY GO	3.75%	#(b)	6/1/2044	AA	600,000	600,000
City of Scranton PA GO†	5.00%		9/1/2028	BBB-	2,085,000	2,081,959
City of Scranton PA GO†	5.00%		9/1/2029	BBB-	1,000,000	998,921
City of Scranton PA GO	5.00%		11/15/2032	BBB-	10,920,000	10,898,825
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	19,500,000	9,847,500
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	5,086,075	4,578,613
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	12,450,000	10,849,941
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	30,638,156	25,995,461
County of Pasco FL (AGM)	5.75%		9/1/2054	AA	2,000,000	2,264,244
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.375%	#(b)	8/1/2035	B+	1,250,000	1,243,001
Green Valley Ranch East Metropolitan District No. 6 CO GO	5.875%		12/1/2050	NR	5,750,000	5,541,749
Idaho Falls Auditorium District COPS†	5.25%		5/15/2051	NR	4,500,000	4,270,898
Main Street Natural Gas, Inc. GA	5.00%	#(b)	6/1/2053	A3	9,000,000	9,323,663
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2041	A2	1,500,000	1,657,209
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2042	A2	1,000,000	1,097,629

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
New York State Urban Development Corp.	3.00%		3/15/2049	Aa1	$10,000,000	$7,770,728
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2053	Baa2	15,000,000	15,602,353
Pennsylvania Economic Development Financing Authority AMT	6.00%		6/30/2061	Baa2	23,480,000	26,214,093
Public Finance Authority - Ameream LLC WI†	7.00%		12/1/2050	NR	22,050,000	20,088,372
Puerto Rico Public Finance Corp.	Zero Coupon		8/1/2031	NR	12,250,000	321,563	(e)
State of Illinois GO	3.50%		6/1/2029	A-	4,520,000	4,389,503
State of Illinois GO	4.00%		10/1/2034	A-	10,070,000	10,210,489
State of Illinois GO	4.00%		6/1/2037	A-	7,040,000	6,873,339
State of Illinois GO	4.00%		11/1/2041	A-	2,730,000	2,598,706
State of Illinois GO	5.50%		5/1/2030	A-	7,045,000	7,853,554
State of Illinois GO	5.50%		5/1/2039	A-	8,280,000	9,051,753
State of Illinois GO	5.50%		10/1/2039	A-	4,000,000	4,487,190
State of Illinois GO	5.50%		3/1/2042	A-	5,250,000	5,781,336
State of Illinois GO	5.50%		3/1/2047	A-	15,270,000	16,576,834
State of Illinois GO	5.50%		5/1/2047	A3	6,000,000	6,519,478
State of Illinois GO	5.75%		5/1/2045	A-	1,000,000	1,089,522
Tennessee Energy Acquisition Corp.	5.00%	#(b)	5/1/2053	A2	17,600,000	18,215,643
University City Industrial Development Authority MO	4.875%		6/15/2036	NR	1,200,000	1,203,250
University City Industrial Development Authority MO	5.50%		6/15/2042	NR	6,000,000	6,013,447
Washington State Convention Center Public Facilities District	4.00%		7/1/2043	Baa3	4,640,000	4,221,808
Total						441,680,925

Health Care 14.62%
Antelope Valley Healthcare District CA	5.00%		3/1/2041	BBB	4,000,000	4,007,206
Antelope Valley Healthcare District CA	5.00%		3/1/2046	BBB	3,300,000	3,225,821
Antelope Valley Healthcare District CA	5.25%		3/1/2036	BBB	1,000,000	1,022,670
Atlanta Development Authority The - Georgia Protoncare Ctr In(c)	6.00%		1/1/2023	NR	2,000,000	900,000	(e)
Atlanta Development Authority The - Georgia Protoncare Ctr In(c)	6.75%		1/1/2035	NR	1,500,000	675,000	(e)
Atlanta Development Authority The - Georgia Protoncare Ctr In(c)	7.00%		1/1/2040	NR	8,000,000	3,600,000	(e)
Berks County Industrial Development Authority - Tower Health Oblig Group PA	4.00%		11/1/2047	B	15,315,000	9,155,613

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Berks County Industrial Development Authority - Tower Health Oblig Group PA	4.00%		11/1/2050	B	$6,000,000	$3,586,199
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2026	B	3,235,000	2,265,593
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(b)	2/1/2040	B	1,505,000	977,497
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2040	BB	4,880,000	4,604,853
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2045	BB	910,000	835,118
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	4.00%		7/1/2046	BB	22,745,000	16,793,589
Buffalo & Erie County Industrial Land Development Corp. - Catholic Hlth Sys Oblig NY	5.00%		7/1/2040	B-	11,020,000	9,001,069
California Municipal Finance Authority - Cmnty Hosps Ctrl Grp	3.00%		2/1/2046	A3	5,000,000	3,562,896
California Public Finance Authority - Kendal At Ventura†	10.00%		5/15/2028	NR	6,500,000	6,434,934	(e)
California Public Finance Authority - Kendal At Ventura†	12.00%		5/15/2028	NR	1,000,000	990,064	(e)
California Statewide Communities Development Authority - Eskaton Pptys Inc Oblg Gp	5.25%		11/15/2034	BBB-	1,640,000	1,631,628
California Statewide Communities Development Authority - Loma Linda Univ Med Obl†	5.00%		12/1/2046	BB	6,000,000	5,823,298
California Statewide Communities Development Authority - Loma Linda Univ Med Obl†	5.25%		12/1/2056	BB	21,545,000	20,852,391
California Statewide Communities Development Authority - Loma Linda Univ Med Obl	5.50%		12/1/2054	BB	13,205,000	13,204,052
California Statewide Communities Development Authority - Loma Linda Univ Med Obl†	5.50%		12/1/2058	BB	17,750,000	17,639,474
California Statewide Communities Development Authority - Loma Linda Univ Med OBL	5.25%		12/1/2044	BB	8,805,000	8,729,781
California Statewide Communities Development Authority - Verity Hlth Sys Oblig	5.50%		7/1/2039	NR	86,182	81,011

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Verity Hlth Sys Oblig	5.75%	7/1/2024	NR		$21,103	$19,836
California Statewide Communities Development Authority - Verity Hlth Sys Oblig	5.75%	7/1/2035	NR		42,205	39,673
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2037	BB-	(a)	4,000,000	3,500,033
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2046	BB-	(a)	4,100,000	3,283,009
City of Blaine - Crest View Obligated Grp MN	6.125%	7/1/2050	NR		5,000,000	3,250,000
City of Fruita Healthcare Revenue - Lower Vy Hosp Assoc Oblig CO†	5.375%	1/1/2033	NR		3,400,000	3,232,016
City of Fruita Healthcare Revenue - Lower Vy Hosp Assoc Oblig CO†	5.50%	1/1/2048	NR		16,350,000	14,640,055
County of Cuyahoga - The Metrohealth System OH	5.50%	2/15/2052	BBB		8,175,000	8,300,981
County of Cuyahoga - The Metrohealth System OH	5.50%	2/15/2057	BBB		4,900,000	4,962,008
County of Howard - Columbia Vantage Hse Corp MD	5.00%	4/1/2044	NR		2,955,000	2,447,896
County of Howard - Columbia Vantage Hse Corp MD	5.00%	4/1/2046	NR		7,000,000	5,704,089
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2033	BB+		2,765,000	2,756,618
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2044	BB+		21,690,000	20,318,457
County of Washington - Marietta Area Hlthcr Oblg OH	6.75%	12/1/2052	NR		15,100,000	15,354,719
County of Wilson - Wilson County Hospital KS	5.60%	9/1/2036	NR		3,530,000	2,969,808	(e)
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%	6/1/2046	NR		2,225,000	2,266,361
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%	6/1/2051	NR		2,600,000	2,632,843
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		3,700,000	3,710,401
Doylestown Hospital Authority Oblig PA	5.00%	7/1/2049	B3		2,375,000	1,938,503
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.00%	2/15/2053	A-		5,000,000	5,028,358

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.25%	2/15/2058	A-		$18,000,000	$18,570,798
Duluth Economic Development Authority - St Lukes Hosp Duluth Obl MN	5.25%	6/15/2052	BBB-		5,000,000	5,058,106
Franklin Health & Educational Facilities Board - MTPC LLC Obigate Group TN†(c)	7.50%	6/1/2047	NR		7,635,000	1,679,700	(e)
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	5.00%	7/1/2046	NR		4,450,000	4,038,249
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	5.00%	7/1/2051	NR		5,000,000	4,467,786
Gainesville & Hall County Hospital Authority - Northeast Hlth Sys Grp GA GTD	5.50%	8/15/2054	AA		3,600,000	3,733,626
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%	11/15/2036	NR		1,500,000	1,359,516
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%	11/15/2040	NR		3,000,000	2,583,080
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%	11/15/2053	NR		6,000,000	4,689,364
Harris County Cultural Education Facilities Finance Corp. - Brazos Presbyterian Oblig TX	5.125%	1/1/2048	BB+	(a)	1,655,000	1,379,747
Holmes County Hospital Corp. FL(c)	5.75%	11/1/2026	NR		3,760,000	3,542,592
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR		7,115,000	6,373,401	(e)
Industrial Development Authority of the County of Pima - La Posada Park Centre Obl AZ†	6.875%	11/15/2052	NR		4,000,000	4,039,348
Industrial Development Authority of the County of Pima - La Posada Park Centre Obl AZ†	7.00%	11/15/2057	NR		5,500,000	5,551,899
Kentucky Economic Development Finance Authority - Masonic Homes Oblig	5.375%	11/15/2032	NR		1,100,000	1,001,891
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR		4,000,000	4,096,150
Louisiana Local Government Environmental Facilities & Community Development Authority - St James Place Oblig Grp	6.25%	11/15/2045	NR		6,100,000	5,858,498
Magnolia West Community Development District FL	5.35%	5/1/2037	NR		205,000	206,204

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Maryland Health & Higher Educational Facilities Authority - Doctors Hosp Inc Oblg Grp	5.00%	7/1/2038	A3	$10,415,000	$10,574,207
Massachusetts Development Finance Agency - Ascentria Care Alliance†	5.00%	7/1/2041	NR	3,500,000	2,974,222
Massachusetts Development Finance Agency - Ascentria Care Alliance†	5.00%	7/1/2051	NR	5,625,000	4,464,617
Massachusetts Development Finance Agency - Ascentria Care Alliance†	5.00%	7/1/2056	NR	2,310,000	1,788,022
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp	5.25%	7/1/2048	BBB	2,600,000	2,747,527
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp	5.25%	7/1/2052	BBB	2,500,000	2,623,603
Miami Beach Health Facilities Authority - Mt Sinai Med Ctr FL Obl	4.00%	11/15/2051	Baa1	5,000,000	4,432,230
Moon Industrial Development Authority - Baptist Homes Society Obl PA	6.00%	7/1/2045	NR	9,250,000	7,278,022
New Hampshire Business Finance Authority - Ascentria Care Alliance†	5.00%	7/1/2041	NR	1,885,000	1,596,484
New Hampshire Business Finance Authority - Ascentria Care Alliance†	5.00%	7/1/2051	NR	3,225,000	2,529,323
New Hampshire Business Finance Authority - Ascentria Care Alliance†	5.00%	7/1/2056	NR	1,910,000	1,464,123
New Jersey Economic Development Authority - Bancroft Neurohealth Olbg	5.00%	6/1/2036	NR	1,500,000	1,419,321
New York City Industrial Development Agency - Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	3,750,000	2,723,019
New York State Dormitory Authority	4.00%	3/15/2049	AA+	6,290,000	6,125,430
New York State Dormitory Authority - Catholic Hlth Sys Oblig	4.00%	7/1/2045	B-	5,500,000	3,921,971
Niagara Area Development Corp. - Catholic Hlth Sys Oblig NY	4.50%	7/1/2052	B-	3,240,000	2,362,724
Niagara Area Development Corp. - Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-	8,545,000	6,486,818
Oconee County Industrial Development Authority - Westminster Presbytrn GA	6.25%	12/1/2048	NR	2,000,000	1,697,959
Oconee County Industrial Development Authority - Westminster Presbytrn GA	6.375%	12/1/2053	NR	3,000,000	2,538,445
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp	5.00%	8/15/2038	BB-	3,515,000	3,296,123

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp	5.25%	8/15/2048	BB-		$1,810,000	$1,679,726
Oklahoma Development Finance Authority - OU Medicine Obligated Grp	5.45%	8/15/2028	BB-		3,000,000	2,572,324
Oklahoma Development Finance Authority - OU Medicine Obligated Grp	5.50%	8/15/2052	BB-		15,000,000	14,316,927
Philadelphia Authority for Industrial Development - Gtr Phila Hlth Action Inc PA	6.50%	6/1/2045	NR		2,485,000	2,476,179
Philadelphia Authority for Industrial Development - Gtr Phila Hlth Action Inc PA	6.625%	6/1/2050	NR		3,415,000	3,416,225
Public Finance Authority - Bancroft Neurohealth Oblg WI†	4.625%	6/1/2036	NR		4,330,000	3,879,272
Public Finance Authority - Bancroft Neurohealth Oblg WI†	5.125%	6/1/2048	NR		7,060,000	6,249,577
Public Finance Authority - Lehigh VY Hlth Network WI†	7.25%	12/1/2042	NR		8,750,000	8,594,778
Public Finance Authority - Lehigh VY Hlth Network WI†	7.50%	12/1/2052	NR		8,650,000	8,578,091
Public Finance Authority - Proton Intl - Delray LLC WI†(c)	6.85%	11/1/2046	NR		2,000,000	1,200,000	(e)
Public Finance Authority - Proton Intl Alabama LLC WI†(c)	6.85%	10/1/2047	NR		3,000,000	1,800,000	(e)
Public Finance Authority - Rose Villa Inc Obl Grp WI†	5.75%	11/15/2044	NR		2,035,000	2,092,964
Rhode Island Health & Educational Building Corp. - Care New England Hlth Obl	5.00%	9/1/2036	B+		7,000,000	6,601,196
Shelby County Health Educational & Housing Facilities Board - Luke Inc Obligated Group TN	5.75%	10/1/2059	NR		10,000,000	7,432,083
South Carolina Jobs-Economic Development Authority - Hampton Regl Med Ctr Obl	5.00%	11/1/2042	NR		3,815,000	3,539,167
South Carolina Jobs-Economic Development Authority - Hampton Regl Med Ctr Obl	5.00%	11/1/2046	NR		6,070,000	5,547,662
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblg	5.50%	12/1/2043	B+	(a)	5,025,000	4,571,765
Tarrant County Cultural Education Finance Corp TX(f)	5.00%	7/1/2053	A1		9,550,000	9,978,833
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,228,709
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	3,018,430

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Amer Baptist Homes Oblig	5.00%	8/1/2039	NR	$1,625,000	$1,281,146
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Mem Hosp Obl	5.375%	2/1/2048	Ba2	4,000,000	3,731,704
Total					502,016,324

Housing 4.28%
Arizona Industrial Development Authority - Provident Grp-Nccu Pptys (BAM)	5.00%	6/1/2058	AA	2,500,000	2,658,642
California Community Housing Agency†	3.00%	2/1/2057	NR	14,105,000	9,384,436
California Community Housing Agency†	4.00%	2/1/2050	NR	21,045,000	15,735,359
California Community Housing Agency†	5.00%	8/1/2050	NR	11,000,000	10,272,204
California Housing Finance Agency	3.25%	8/20/2036	BBB	7,318,907	6,668,362
California Municipal Finance Authority - Caritas Affordable Hsg	5.25%	8/15/2039	A-	550,000	556,441
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	9,650,000	7,640,182
CSCDA Community Improvement Authority CA†	3.00%	6/1/2047	NR	16,640,000	12,158,755
CSCDA Community Improvement Authority CA†	3.00%	3/1/2057	NR	7,000,000	4,654,946
CSCDA Community Improvement Authority CA†	3.125%	8/1/2056	NR	14,500,000	9,963,797
CSCDA Community Improvement Authority CA†	4.00%	8/1/2056	NR	4,450,000	3,421,345
CSCDA Community Improvement Authority CA†	4.00%	12/1/2056	NR	16,000,000	11,388,421
CSCDA Community Improvement Authority CA†	4.00%	2/1/2057	NR	4,500,000	3,151,856
CSCDA Community Improvement Authority CA†	4.00%	3/1/2057	NR	3,500,000	2,484,905
CSCDA Community Improvement Authority CA†	4.00%	6/1/2057	NR	13,980,000	9,657,097
Indiana Finance Authority - Chf-Tippecanoe LLC	5.00%	6/1/2053	NR	1,500,000	1,517,464
Indiana Finance Authority - Chf-Tippecanoe LLC	5.375%	6/1/2064	NR	5,450,000	5,552,406
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-	2,000,000	2,184,693
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-	5,000,000	5,553,353
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB	5,431,144	5,323,734

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
New York State Housing Finance Agency (SONYMA/FNMA)	3.25%	11/1/2052	Aa2	$5,000,000	$3,821,921
Roanoke County Economic Development Authority - Richfield Living Oblig VA(c)	5.25%	9/1/2049	NR	15,000,000	9,727,590	(e)
Roanoke County Economic Development Authority - Richfield Living Oblig VA(c)	5.375%	9/1/2054	NR	5,500,000	3,509,461	(e)
Total					146,987,370

Lease Obligations 0.74%
New Jersey Economic Development Authority	5.00%	6/15/2042	A2	2,000,000	2,168,433
New Jersey Economic Development Authority	5.00%	6/15/2043	A2	3,800,000	3,955,822
New Jersey Economic Development Authority	5.00%	6/15/2047	A2	5,450,000	5,604,045
New Jersey Economic Development Authority	5.50%	6/15/2029	A2	3,575,000	3,890,126
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	BBB+	1,175,000	1,178,482
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+	5,000,000	5,018,455
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2035	A2	3,250,000	3,465,156
Total					25,280,519

Other Revenue 5.32%
Anson Education Facilities Corp. - Arlington Classics Acdmy TX	5.00%	8/15/2045	BBB-	2,250,000	2,260,700
Arizona Industrial Development Authority - American Chtr Schs Fndtn†	6.00%	7/1/2047	BB+	2,460,000	2,495,554
Arizona Industrial Development Authority - Odyssey Preparatory Academy†	5.50%	7/1/2052	BB-	750,000	711,555
Arlington Higher Education Finance Corp. - Newman Internantional Acdmy TX	5.50%	8/15/2046	NR	5,000,000	4,659,741
Build NYC Resource Corp. - Shefa School NY†	5.00%	6/15/2051	NR	7,160,000	6,160,633
California School Finance Authority - Kipp Socal Pub Schs Obl†	5.125%	7/1/2044	BBB	2,390,000	2,402,052
Capital Trust Agency, Inc. - Educational Growth Fund FL†	5.00%	7/1/2056	NR	13,350,000	12,087,900
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2050	NR	14,700,000	12,592,890

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Chester County Industrial Development Authority - Collegium Charter School PA	5.125%		10/15/2037	BB	$1,000,000	$966,032
Chester County Industrial Development Authority - Collegium Charter School PA	5.25%		10/15/2047	BB	2,500,000	2,294,485
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.25%		12/1/2038	BB+	1,400,000	1,416,331
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.50%		12/1/2043	BB+	1,850,000	1,877,491
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.50%		12/1/2053	BB+	11,485,000	11,521,582
Clifton Higher Education Finance Corp. - Idea Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,002,041
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	6.125%		8/15/2048	NR	22,025,000	22,189,705
Commonwealth of Puerto Rico	Zero Coupon	#(b)	11/1/2051	NR	26,469,353	13,466,283
Commonwealth of Puerto Rico	Zero Coupon	#(b)	11/1/2051	NR	796,127	101,506
Florida Development Finance Corp. - Franklin Acad Ser 2016 Ob†	5.00%		7/15/2046	NR	4,000,000	3,638,583	(e)
Florida Development Finance Corp. - Palm Bay Academy Inc†	Zero Coupon		5/15/2037	NR	940,000	9
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%		5/15/2037	NR	2,620,000	2,233,752
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%		5/15/2037	NR	1,220,000	244,000
Florida Development Finance Corp. - Renaissance Chtr 2020 C/D†	5.00%		9/15/2050	NR	3,505,000	2,899,560
Florida Development Finance Corp. - Renaissance Chtr Sch 2015†	6.125%		6/15/2046	NR	5,000,000	5,011,089
George L Smith II Congress Center Authority - Signia Hotel Mgmt LLC GA†	5.00%		1/1/2054	NR	14,920,000	12,588,064	(e)
Industrial Development Authority of the City of Phoenix - Basis Schools Inc Oblig AZ†	5.00%		7/1/2046	BB	2,000,000	1,841,050
Industrial Development Authority of the County of Pima - Edkey Obligated Group AZ†	5.00%		7/1/2049	NR	6,000,000	5,297,563
Industrial Development Authority of the County of Pima - Edkey Obligated Group AZ†	5.00%		7/1/2055	NR	4,000,000	3,467,232
Jefferson Parish Economic Development & Port District - Kenner Discovery Hlth Sci LA†	5.50%		6/15/2038	NR	3,200,000	3,190,204	(e)
Jefferson Parish Economic Development & Port District - Kenner Discovery Hlth Sci LA†	5.625%		6/15/2048	NR	4,350,000	4,194,599	(e)

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Main Street Natural Gas, Inc. GA	5.00%	5/15/2043	A2	$1,900,000	$1,904,641
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%	7/1/2047	BB+	4,000,000	3,755,533
Maryland Economic Development Corp.(c)	5.00%	12/1/2031	NR	10,700,000	6,420,000
Maryland Economic Development Corp.(c)	5.25%	12/1/2031	NR	3,000,000	1,800,000
Michigan Finance Authority - Bradford Academy	4.30%	9/1/2030	NR	970,000	877,237
Michigan Finance Authority - Bradford Academy	4.80%	9/1/2040	NR	1,845,000	1,540,121
Michigan Finance Authority - Bradford Academy	5.00%	9/1/2050	NR	3,010,000	2,408,359
Michigan Public Educational Facilities Authority - Crescent Academy	7.00%	10/1/2036	NR	610,000	610,224
Middlesex County Improvement Authority NJ	6.125%	1/1/2025	NR	2,790,000	34,875
Middlesex County Improvement Authority NJ	6.25%	1/1/2037	NR	5,755,000	71,938
New Jersey Economic Development Authority	5.00%	11/1/2052	A2	10,370,000	10,900,741
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	D	1,425,000	869,250
Utah Charter School Finance Authority - Freedom Academy Fndtn†	5.00%	6/15/2041	NR	1,020,000	940,370
Utah Charter School Finance Authority - Freedom Academy Fndtn†	5.00%	6/15/2052	NR	1,300,000	1,132,028
Utah Charter School Finance Authority - Freedom Academy Fndtn†	5.375%	6/15/2048	NR	5,150,000	4,792,646
Washington State Convention Center Public Facilities District	3.00%	7/1/2058	Baa3	2,400,000	1,613,505
Total					182,483,654

Special Tax 4.34%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	2,425,000	2,471,254
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,215,000	3,221,501
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	11,375,000	11,702,461
Anne Arundel County Consolidated Special Taxing District MD Special Tax	5.125%	7/1/2036	NR	1,030,000	1,031,948

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Anne Arundel County Consolidated Special Taxing District MD Special Tax	5.25%	7/1/2044	NR	$2,150,000	$2,151,294
Arborwood Community Development District FL	6.90%	5/1/2036	NR	610,000	611,315
Arborwood Community Development District FL	6.90%	5/1/2036	NR	50,000	50,029
Atlanta Urban Redevelopment Agency GA†	3.625%	7/1/2042	NR	1,875,000	1,587,890
Atlanta Urban Redevelopment Agency GA†	3.875%	7/1/2051	NR	3,330,000	2,729,786
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2042	NR	4,000,000	3,956,542
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	4,000,000	3,747,031
Celebration Pointe Community Development District No. 1 FL	3.375%	5/1/2041	NR	3,980,000	3,130,655
Celebration Pointe Community Development District No. 1 FL	5.00%	5/1/2048	NR	6,555,000	6,319,802
City of Baltimore MD	4.875%	6/1/2042	NR	1,275,000	1,226,929
City of Baltimore MD	5.00%	6/1/2051	NR	1,600,000	1,530,617
City of North Las Vegas NV	4.50%	6/1/2039	NR	470,000	448,112
City of North Las Vegas NV	4.625%	6/1/2043	NR	470,000	442,830
City of North Las Vegas NV	4.625%	6/1/2049	NR	715,000	657,771
County of Frederick MD Special Tax†	4.00%	7/1/2050	NR	3,750,000	3,291,309
County of Frederick MD Tax Allocation†	4.625%	7/1/2043	NR	2,110,000	2,062,655
County of Prince George’s MD Tax Allocation†	5.125%	7/1/2039	NR	1,100,000	1,091,109
County of Prince George’s MD Tax Allocation†	5.25%	7/1/2048	NR	5,125,000	5,063,821	(e)
Denver International Business Center Metropolitan District No. 1 CO GO	6.00%	12/1/2048	NR	2,300,000	2,300,013
Grandview Industrial Development Authority MO Tax Allocation(c)	5.75%	12/1/2028	NR	1,000,000	220,000	(e)
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,500,000	2,800,979
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	8,975,000	6,623,357
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A	3,375,000	3,407,168

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Miami World Center Community Development District FL	5.25%	11/1/2049	NR	$4,500,000	$4,491,620
Mida Mountain Village Public Infrastructure District UT†	4.00%	8/1/2050	NR	8,500,000	6,434,722
Mida Mountain Village Public Infrastructure District UT†	4.25%	8/1/2035	NR	3,290,000	2,968,489	(e)
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,060,011
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	2,947,170	(e)
Military Installation Development Authority UT	4.00%	6/1/2041	NR	1,250,000	1,017,302
Military Installation Development Authority UT	4.00%	6/1/2052	NR	11,485,000	8,538,462
Northern Palm Beach County Improvement District FL	5.00%	8/1/2046	NR	5,000,000	4,945,746
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2042	NR	2,000,000	2,054,795
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2047	NR	2,000,000	2,034,460
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	860,999
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,050,000	5,672,227
Plaza at Noah’s Ark Community Improvement District MO	3.00%	5/1/2030	NR	725,000	659,975
Plaza at Noah’s Ark Community Improvement District MO	3.125%	5/1/2035	NR	500,000	421,478
Prince George’s County Revenue Authority MD Tax Allocation†	5.00%	7/1/2046	NR	5,000,000	5,015,031	(e)
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,752,838
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,361,749
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	6,520,000	3,810,329
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	BBB-	4,385,000	4,334,064
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,485,000	386,100
Tahoe-Douglas Visitors Authority NV	5.00%	7/1/2045	NR	2,800,000	2,766,237
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	350,000	350,111

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	$2,000,000	$1,933,565
Village Metropolitan District CO GO	5.00%	12/1/2049	NR	4,085,000	3,845,961
West Villages Improvement District FL	4.75%	5/1/2039	NR	1,750,000	1,680,303
West Villages Improvement District FL	5.00%	5/1/2050	NR	3,090,000	2,928,652	(e)
Total					149,150,574

Tax Revenue 4.26%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	2,750,000	2,911,516
City of Reno NV†	Zero Coupon	7/1/2058	NR	18,500,000	1,870,134
City of Sparks NV†	2.75%	6/15/2028	Ba1	730,000	680,472
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2030	NR	2,500,000	2,501,311
Metropolitan Pier & Exposition Authority IL	5.50%	6/15/2053	A	9,150,000	9,299,557
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A	10,000,000	5,320,047
Monongalia County Commission Excise Tax District WV†	4.125%	6/1/2043	NR	5,380,000	4,784,339
Monongalia County Commission Excise Tax District WV†	4.875%	6/1/2043	NR	3,430,000	3,203,884	(e)
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA	4,000,000	3,230,111
New York State Dormitory Authority	3.00%	3/15/2050	AA+	2,500,000	1,946,008
New York State Urban Development Corp.	3.00%	3/15/2047	AA+	3,740,000	2,940,864
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	3,965,000	2,582,156
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	17,225,000	16,424,565
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	2,010,000	1,916,596
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	47,484,000	45,365,582
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	32,856,000	32,112,429
Territory of Guam	4.00%	1/1/2042	Ba1	5,000,000	4,435,964
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	Baa3	6,710,000	4,894,236
Total					146,419,771

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Taxable Revenue - Water & Sewer 0.66%
City of Chicago Waterworks Revenue IL (AGM)(f)	5.50%	11/1/2062	A	(a)	$20,290,000	$22,490,495

Tobacco 7.76%
Buckeye Tobacco Settlement Financing Authority OH	Zero Coupon	6/1/2057	NR		63,000,000	7,818,098
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		80,275,000	75,293,952
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR		26,325,000	6,429,026
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR		42,500,000	2,101,370
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR		4,780,000	930,712
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR		21,000,000	2,084,244
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR		100,000,000	8,908,470
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR		30,000,000	1,793,886
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR		292,500,000	31,923,508
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC		47,000,000	3,288,881
Iowa Tobacco Settlement Authority	4.00%	6/1/2049	BBB+		4,000,000	3,593,993
Michigan Finance Authority	4.00%	6/1/2049	BBB+		4,005,000	3,598,486
Michigan Finance Authority	5.00%	6/1/2049	BBB+		2,350,000	2,402,409
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR		103,300,000	4,115,885
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR		22,900,000	1,084,663
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		50,000,000	2,838,535
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+		3,170,000	2,951,364
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+		3,305,108	3,273,428
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR		41,035,000	2,553,009
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR		10,000,000	4,884,373

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	$20,000,000	$1,713,268
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	Zero Coupon	6/1/2046	CCC-	15,000,000	2,728,170
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	Zero Coupon	6/1/2054	NR	16,000,000	2,971,379
Tobacco Settlement Financing Corp. RI	Zero Coupon	6/1/2052	CCC-	25,885,000	4,296,946
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	9,500,000	2,438,640
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	110,695,000	29,083,440
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	34,860,000	32,643,277
TSASC, Inc. NY	5.00%	6/1/2045	CCC+	7,170,000	6,803,824
TSASC, Inc. NY	5.00%	6/1/2048	NR	12,835,000	12,018,955
Total					266,566,191

Transportation 9.77%
Chicago O’Hare International Airport IL	5.00%	1/1/2047	A+	5,000,000	5,082,447
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2025	A+	3,410,000	3,425,276
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.75%	7/1/2024	BB-	1,410,000	1,411,315
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2028	BB-	3,500,000	3,565,860
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	5,000,000	4,784,716
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2040	AA	8,495,000	8,624,555
City of Reno NV†	Zero Coupon	7/1/2058	NR	26,000,000	3,381,399
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2044	A	5,000,000	5,162,645
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2031	A+	20,000,000	14,968,664
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	5,500,000	5,144,847
Greater Asheville Regional Airport Authority NC (AGM)	5.25%	7/1/2048	A1	1,250,000	1,339,605
Greater Asheville Regional Airport Authority NC (AGM)	5.25%	7/1/2053	A1	2,000,000	2,129,558
Greater Orlando Aviation Authority FL AMT	4.00%	10/1/2049	AA-	6,370,000	6,007,097

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp. - Consol Marine Terminals L	5.75%	9/1/2025	BB	$9,000,000	$9,076,160
Maryland Economic Development Corp. - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa2	250,000	254,891
Maryland Economic Development Corp. - Ports America Chesapeake AMT	5.00%	6/1/2049	Baa2	750,000	759,272
Maryland Economic Development Corp. - Purple Line Transit Ptr AMT	5.25%	6/30/2047	Baa3	2,500,000	2,608,393
Maryland Economic Development Corp. - Purple Line Transit Ptr AMT	5.25%	6/30/2055	Baa3	12,610,000	13,038,813
Maryland Economic Development Corp. Tax Allocation	4.00%	9/1/2050	NR	12,350,000	10,541,727
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2052	A1	9,150,000	9,957,009
Metropolitan Transportation Authority NY	5.25%	11/15/2044	A3	10,000,000	10,081,777
Metropolitan Transportation Authority NY(f)	5.25%	11/15/2055	A3	21,710,000	22,791,471
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	2,000,000	2,211,767
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3	9,305,000	9,096,625
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.375%	10/1/2045	Baa3	27,265,000	26,674,936
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3	1,195,000	1,233,732
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	20,980,000	21,469,845
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	5,000,000	4,575,806
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	13,730,000	13,747,680
North Parkway Municipal Management District No. 1 TX†	4.75%	9/15/2041	NR	2,930,000	2,769,005	(e)
North Parkway Municipal Management District No. 1 TX†	5.00%	9/15/2051	NR	6,875,000	6,422,914	(e)
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	10,500,000	10,769,302
Port Authority of New York & New Jersey AMT	5.25%	8/1/2047	AA-	5,000,000	5,375,332
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,500,000	3,832,951
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,876,662

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Puerto Rico Highway & Transportation Authority	Zero Coupon		7/1/2032	NR	$462,833	$294,987
Puerto Rico Highway & Transportation Authority	Zero Coupon		7/1/2053	NR	791,717	484,924
Puerto Rico Highway & Transportation Authority	5.00%		7/1/2062	NR	9,212,199	8,981,894
Regional Transportation District - Denver Transit Partners CO	3.00%		7/15/2037	Baa1	3,825,000	3,313,616
San Diego County Regional Airport Authority CA AMT	4.00%		7/1/2046	A2	4,500,000	4,266,878
San Diego County Regional Airport Authority CA AMT(f)	5.00%		7/1/2056	A2	17,000,000	18,140,934
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2056	A2	5,000,000	5,172,987
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segm AMT	5.00%		6/30/2058	Baa2	5,785,000	5,784,984
Triborough Bridge & Tunnel Authority NY	4.00%		5/15/2043	AA+	5,000,000	4,952,260
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%		1/1/2048	BBB	7,205,000	6,373,193
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	3,200,000	3,374,842
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		7/1/2037	BBB	2,355,000	2,463,645
Virginia Small Business Financing Authority - Elizabeth River Crossings AMT	4.00%		1/1/2038	BBB	4,500,000	4,291,810
Virginia Small Business Financing Authority - I-66 Express Mobility AMT	5.00%		12/31/2047	Baa3	3,400,000	3,439,122
Virginia Small Business Financing Authority - I-66 Express Mobility AMT	5.00%		12/31/2052	Baa3	5,000,000	5,044,854
Total						335,574,984

Utilities 7.21%
Baltimore Proj Revenue MD(f)	5.25%		7/1/2047	Aa2	7,195,000	7,990,587
Baltimore Proj Revenue MD(f)	5.25%		7/1/2052	Aa2	12,190,000	13,537,909
Black Belt Energy Gas District AL	4.00%	#(b)	10/1/2052	A2	4,100,000	4,064,329
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1	11,100,000	10,789,984
Black Belt Energy Gas District AL	5.50%	#(b)	11/1/2053	A2	16,335,000	17,251,243
California Pollution Control Financing Authority - Poseidon Resources†	5.00%		11/21/2045	Baa3	2,250,000	2,282,311

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL†	5.00%		10/1/2034	NR	$1,000,000	$1,010,001
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL†	5.00%		10/1/2049	NR	5,500,000	5,277,271
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,696,088
County of Jefferson Sewer Revenue AL	Zero Coupon		10/1/2039	BBB	5,000,000	5,205,035
County of Jefferson Sewer Revenue AL	Zero Coupon		10/1/2046	BBB	5,445,000	5,667,440
County of Jefferson Sewer Revenue AL	6.00%		10/1/2042	BBB	7,175,000	7,558,030
County of Jefferson Sewer Revenue AL	6.50%		10/1/2053	BBB	26,800,000	28,255,060
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2028	AA	4,035,000	3,095,645
County of Jefferson Sewer Revenue AL (AGM)	5.00%		10/1/2044	AA	5,070,000	5,161,250
Development Authority of Appling County - Georgia Power Company	3.96%	#(b)	9/1/2041	BBB+	8,000,000	8,000,000
Florida Development Finance Corp. - Waste Pro Usa Inc AMT†	5.25%		8/1/2029	NR	7,000,000	6,756,432
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	9,250,000	7,362,118
Main Street Natural Gas, Inc. GA	4.00%	#(b)	5/1/2052	A3	2,115,000	2,083,993
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-	38,000,000	36,743,051
Main Street Natural Gas, Inc. GA	4.00%	#(b)	9/1/2052	A3	2,165,000	2,125,783
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		2/1/2040	Baa2	5,355,000	4,728,753
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		4/1/2040	Baa2	3,115,000	2,748,191
Montgomery County Industrial Development Authority - Constellation Energy Gen PA	4.10%	#(b)	4/1/2053	BBB	9,000,000	9,178,493
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,100,000	1,163,237
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,750,000	1,850,605
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2053	AA	2,300,000	2,417,040
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2055	AA	2,350,000	2,469,584
Northern Palm Beach County Improvement District FL	5.00%		8/1/2034	NR	2,000,000	2,006,961
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	11,250,000	9,855,686

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2047	NR	$11,500,000	$11,186,704
Southeast Energy Authority A Cooperative District AL		4.00%	#(b)	12/1/2051	A1	6,000,000	5,836,332
Southeast Energy Authority A Cooperative District AL		5.50%	#(b)	1/1/2053	A1	5,000,000	5,319,513
State of Hawaii Department of Budget & Finance - Hawaiian Electric Co Inc AMT		4.00%		3/1/2037	Baa1	5,000,000	4,770,356
Total							247,445,015
Total Municipal Bonds (cost $3,668,664,601)							3,462,416,316

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.28%

Variable Rate Demand Notes 0.28%

General Obligation
City of New York NY GO (cost $9,600,000)	4.210%	7/3/2023		4/1/2042	AA	9,600,000	9,600,000
Total Investments in Securities 101.19% (cost $3,680,996,068)							3,474,731,316
Other Assets and Liabilities – Net(h) (1.19)%							(40,962,536)
Net Assets 100.00%							$3,433,768,780

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
GTD	Guaranteed.
NATL	National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $973,824,527, which represents 28.36% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
(a)	This investment has been rated by Fitch IBCA.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

(f)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2023	389	Short	$(49,228,229)	$(49,366,531)	$(138,302)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$2,715,000	$–	$2,715,000
Municipal Bonds(3)
Corporate-Backed	–	722,001,929	10,465,200	732,467,129
Education	–	237,286,230	25,471	237,311,701
General Obligation	–	441,359,362	321,563	441,680,925
Health Care	–	475,393,417	26,622,907	502,016,324
Housing	–	133,750,319	13,237,051	146,987,370
Other Revenue	–	158,872,204	23,611,450	182,483,654
Special Tax	–	130,007,411	19,143,163	149,150,574
Tax Revenue	–	143,215,887	3,203,884	146,419,771
Transportation	–	326,383,065	9,191,919	335,574,984
Remaining Industries	–	588,323,884	–	588,323,884
Short-Term Investments
Variable Rate Demand Notes	–	9,600,000	–	9,600,000
Total	$–	$3,368,908,708	$105,822,608	$3,474,731,316
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(138,302)	–	–	(138,302)
Total	$(138,302)	$–	$–	$(138,302)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$99,330,812
Accrued Discounts (Premiums)	(256,649)
Realized Gain (Loss)	(5,472,708)
Change in Unrealized Appreciation (Depreciation)	3,531,581
Purchases	7,898,136
Sales	(25,240,433)
Transfers into Level 3(a)	61,490,459
Transfers out of Level 3(a)	(35,458,590)
Balance as of June 30, 2023	$105,822,608
Change in unrealized appreciation/depreciation for the period ended June 30, 2023, related to Level 3 investments held at June 30, 2023	$484,397

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.40%

CORPORATE BONDS 0.20%

Health Care Services 0.20%
Care New England Health System	5.50%		9/1/2026	B+	$2,000,000	$1,810,000

MUNICIPAL BONDS 99.20%

Airlines 0.38%
New Jersey Economic Development Authority - Port Newark Container AMT	5.00%		10/1/2027	Baa2	3,355,000	3,456,701

Corporate-Backed 33.96%
Allegheny County Industrial Development Authority - US Steel Corporation PA	4.875%		11/1/2024	BB-	4,400,000	4,428,545
Allegheny County Industrial Development Authority - US Steel Corporation PA	5.125%		5/1/2030	BB-	10,485,000	10,772,609
Avenir Community Development District FL	4.50%		5/1/2030	NR	2,000,000	1,989,442
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	19,670,000	19,498,865
Boggy Creek Improvement District FL(b)	4.50%		5/1/2033	NR	1,075,000	1,076,591
Calhoun County Navigation Industrial Development Authority - Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR	2,500,000	2,289,783
California Municipal Finance Authority AMT	4.00%		7/15/2029	BB-	10,700,000	10,595,067
Chandler Industrial Development Authority - Intel Corporation AZ AMT	5.00%	#(a)	6/1/2049	A	3,155,000	3,179,574
Chandler Industrial Development Authority - Intel Corporation AZ AMT	5.00%	#(a)	9/1/2052	A	11,000,000	11,260,514
City of Farmington - Public Service Co of NM	3.90%	#(a)	6/1/2040	Baa2	4,500,000	4,520,331
City of Henderson - Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	11,730,000	11,412,675
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	2,465,000	2,473,831
City of Valparaiso - Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR	170,000	171,058
County of Clark - Southern CA Edison Co NV	2.10%		6/1/2031	A2	4,010,000	3,355,986
County of Nez Perce - Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-	2,835,000	2,804,616

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
County of Warren - International Paper Co MS	2.90%	#(a)	9/1/2032	BBB	$750,000	$748,718
Downtown Doral South Community Development District FL†	3.875%		12/15/2023	NR	50,000	49,919
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	3,375,000	3,398,675
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	1,410,000	1,345,441
Greater Orlando Aviation Authority - Jetblue Airways Corp FL	5.00%		11/15/2026	NR	2,600,000	2,600,191
Hoover Industrial Development Board - US Steel Corporation AL AMT	6.375%	#(a)	11/1/2050	BB-	1,570,000	1,737,347
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	1,000,000	906,977
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	10,600,000	10,452,533
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	3,500,000	3,500,743
Maryland Industrial Development Financing Authority - Occidental Petroleum Corp	5.92%	#(a)	3/1/2030	Baa3	5,645,000	5,645,000
Matagorda County Navigation District No. 1 - Aep Texas Inc	2.60%		11/1/2029	A-	2,580,000	2,330,450
Michigan Strategic Fund - Graphic Packaging Intl AMT	4.00%	#(a)	10/1/2061	BB	5,635,000	5,609,340
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	11,900,000	11,608,652
Mississippi Business Finance Corp. - Enviva Inc AMT	7.75%	#(a)	7/15/2047	B-	3,600,000	2,700,199
Mississippi Business Finance Corp. - Huntington Ingalls Inds	4.55%		12/1/2028	BBB-	1,845,000	1,831,849
New Hampshire Business Finance Authority - Casella Waste Systems Inc†	2.95%		4/1/2029	B+	3,300,000	2,972,073
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B	1,525,000	1,470,883
New Hampshire Business Finance Authority - New York St Elec & Gas AMT	4.00%		12/1/2028	A-	5,050,000	5,043,469
New Hampshire Business Finance Authority - United Illuminating Co	2.80%	#(a)	10/1/2033	A-	1,000,000	997,721
New Hampshire Business Finance Authority - Waste Mgmt Inc AMT	2.15%	#(a)	7/1/2027	A-	3,160,000	3,103,859	(c)

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-	$8,365,000	$8,388,908
New Jersey Economic Development Authority - United Airlines Inc	5.75%		9/15/2027	BB-	7,150,000	7,166,647
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	860,000	860,211
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	6,555,000	6,571,640
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	5,975,000	5,743,079
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	1,000,000	886,660
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	4,500,000	4,302,405
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B-	820,000	821,393
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B-	8,000,000	8,007,497
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2024	Baa3	3,200,000	3,212,712
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B	6,100,000	5,997,751
Ohio Air Quality Development Authority - American Electric Pwr Co AMT	2.50%	#(a)	8/1/2040	Baa2	2,500,000	2,173,582
Ohio Air Quality Development Authority - Pratt Paper Inc AMT†	3.75%		1/15/2028	NR	260,000	256,272
Parish of St. James - Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	4,125,000	4,226,923
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-	9,235,000	9,972,491
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB-	2,250,000	2,429,681
Parish of St. John the Baptist - Marathon Oil Corporation LA	4.05%	#(a)	6/1/2037	BBB-	3,100,000	3,088,772
Pennsylvania Economic Development Financing Authority - Consol Energy Inc AMT†	9.00%	#(a)	4/1/2051	B	3,125,000	3,493,625
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	7,700,000	5,658,429
Polk County Industrial Development Authority - Mineral Development LLC FL†	5.875%		1/1/2033	NR	1,375,000	1,391,432
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX†	6.00%		1/1/2025	NR	3,230,000	3,034,020

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	1.875%		1/1/2026	NR	$2,710,000	$2,469,667
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.00%		1/1/2027	NR	1,250,000	1,100,086
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.125%		1/1/2028	NR	775,000	661,082
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.25%		1/1/2029	NR	1,300,000	1,077,543
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.625%		1/1/2031	NR	1,600,000	1,273,868
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	1,275,000	1,159,848
Public Finance Authority - Ameream LLC WI†	6.50%		12/1/2037	NR	2,000,000	1,798,591
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	5,970,000	5,994,250
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	5,000,000	5,090,422
Public Finance Authority - Sky Harbour Cap Oblg WI AMT	4.00%		7/1/2036	NR	9,585,000	8,098,217
South Carolina Jobs - Economic Development Authority - International Paper Co AMT	4.00%	#(a)	4/1/2033	BBB	2,000,000	2,005,567
Sumter County Industrial Development Authority - Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	B-	16,750,000	11,348,160
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.00%	#(a)	6/1/2035	B-	3,150,000	3,172,031
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	4.50%		5/1/2032	NR	9,949,485	9,306,954
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,525,182
Village Community Development District No. 15 FL†(b)	4.25%		5/1/2028	NR	1,000,000	1,002,731
Village Community Development District No. 15 FL†(b)	4.375%		5/1/2033	NR	1,000,000	1,005,849
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	Baa3	1,700,000	1,705,064
Total						309,362,768

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education 6.23%
Arizona Industrial Development Authority - Academies Math & Sci Oblig†	5.00%		7/1/2029	BB+		$1,500,000	$1,516,239
Arizona Industrial Development Authority - Odyssey Preparatory Acdmy†	4.00%		7/1/2029	BB-		385,000	366,432
Build NYC Resource Corp. - E Harlem Scholars Oblg Gp NY†	5.00%		6/1/2032	BB+		275,000	278,349
California Community Choice Financing Authority	5.084% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	10,088,392
California Municipal Finance Authority - Sdori Charter Sch Pptys†	5.00%		3/1/2025	B+		530,000	524,999
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	4.00%		12/15/2024	Baa3		220,000	218,305
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%		12/15/2029	Baa3		400,000	406,386
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	4.00%		6/15/2029	NR		850,000	805,055
Chester County Health & Education Facilities Authority - Immaculata University PA	4.25%		11/1/2032	BB-	(d)	1,755,000	1,547,191
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2033	A	(d)	1,250,000	1,406,990
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+		1,190,000	1,190,048
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		5,590,000	5,726,832
Chicago Board of Education IL GO	5.125%		12/1/2032	BB+		4,580,000	4,603,093
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	4.625%		8/15/2025	NR		1,965,000	1,946,442
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.75%		8/15/2038	NR		1,405,000	1,413,483
County of Frederick - Mount St Mary’S Univ MD†	5.00%		9/1/2027	BB+		2,250,000	2,236,535
County of Frederick - Mount St Mary’S Univ MD†	5.00%		9/1/2032	BB+		3,150,000	3,136,075
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2027	Ba3		3,000,000	3,015,083
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	Ba3		1,000,000	973,014
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	4.50%		6/1/2033	NR		2,900,000	2,818,568
Hospital Facilities Authority of Multnomah County Oregon - Mirabella So Waterfront	5.00%		10/1/2024	NR		90,000	91,098

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.00%		10/1/2026	NR	$240,000	$240,228
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.125%		10/1/2030	NR	425,000	428,674
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	5.82% (CPI YoY * 1 + 0.89%	)	3/1/2027	Baa1	2,500,000	2,565,110
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2028	BBB-	1,140,000	1,192,582
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2029	BBB-	1,545,000	1,630,287
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2030	BBB-	2,200,000	2,335,493
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	2,098,074
Ohio Air Quality Development Authority - Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	2,000,000	1,986,242
Total						56,785,299

Energy 0.56%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	5,000,000	5,099,526

General Obligation 17.36%
Academical Village Community Development District FL	2.875%		5/1/2025	NR	615,000	597,606
Academical Village Community Development District FL	3.25%		5/1/2031	NR	4,265,000	3,848,461
Allentown Neighborhood Improvement Zone Development Authority PA†	5.125%		5/1/2032	NR	1,685,000	1,718,087
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	8,000,000	8,373,823
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	7,500,000	7,917,006
Chicago Board of Education IL GO	4.00%		12/1/2027	BB+	2,250,000	2,245,945
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	4,000,000	4,119,120
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	6,325,000	6,527,712
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,135,000	2,374,849
Chicago Board of Education IL GO	7.00%		12/1/2026	BB+	1,100,000	1,178,213
City of Chicago IL GO	5.00%		1/1/2024	BBB+	2,930,000	2,946,512
City of Chicago IL GO	5.00%		1/1/2024	BBB+	2,640,000	2,654,878

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
City of Chicago IL GO	5.00%		1/1/2030	BBB+		$4,780,000	$5,154,554
City of Chicago IL GO	5.00%		1/1/2031	BBB+		1,000,000	1,062,297
City of Chicago IL GO	5.50%		1/1/2031	BBB+		2,595,000	2,653,349
City of Coralville IA GO	4.50%		6/1/2032	BB+		1,215,000	1,220,869
City of Coralville IA GO	5.00%		5/1/2030	BBB+	(d)	920,000	963,086
City of New Haven CT GO	5.00%		8/1/2025	BBB+		580,000	596,652
City of New York NY GO	3.75%	#(a)	6/1/2044	AA		5,180,000	5,180,000
City of Scranton PA GO†	5.00%		9/1/2024	BBB-		1,745,000	1,740,747
City of Scranton PA GO	5.00%		11/15/2026	BBB-		1,855,000	1,853,604
City of Scranton PA GO†	5.00%		9/1/2029	BBB-		3,650,000	3,646,060
City of Scranton PA GO	5.00%		11/15/2032	BBB-		7,610,000	7,595,243
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		2,500,000	1,532,028
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR		6,103,513	3,082,274
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		92,716	83,465
Commonwealth of Puerto Rico GO	5.25%		7/1/2023	NR		681,468	681,468
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR		4,952,004	5,219,824
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR		12,177,161	13,325,828
Florida Insurance Assistance Interlocal Agency, Inc.(b)	5.00%		9/1/2024	A		5,000,000	5,083,876
Main Street Natural Gas, Inc. GA	4.00%	#(a)	4/1/2048	Aa1		6,000,000	6,006,019
Main Street Natural Gas, Inc. GA	5.00%		5/15/2029	A2		2,000,000	2,061,376
New York Liberty Development Corp.	1.20%		11/15/2028	A+		2,870,000	2,454,327
Pennsylvania Economic Development Financing Authority AMT	5.00%		6/30/2032	Baa2		3,270,000	3,607,863
Pennsylvania Economic Development Financing Authority AMT	5.00%		12/31/2032	Baa2		5,565,000	6,139,511
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2035	Baa2		5,000,000	5,547,382
State of Illinois GO	5.00%		7/1/2024	A3		1,500,000	1,519,698
State of Illinois GO	5.00%		10/1/2024	A-		6,960,000	7,075,750
State of Illinois GO	5.00%		11/1/2025	A-		2,000,000	2,065,335
State of Illinois GO	5.00%		12/1/2026	A-		3,000,000	3,152,619
State of Illinois GO	5.00%		3/1/2028	A-		6,000,000	6,435,220
State of Illinois GO	5.25%		2/1/2029	A-		1,150,000	1,161,368
State of Illinois GO	5.50%		5/1/2030	A-		4,010,000	4,470,227
University City Industrial Development Authority MO	4.875%		6/15/2036	NR		1,200,000	1,203,250
Total							158,077,381

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 11.47%
Atlanta Development Authority The - Georgia Protoncare Ctr In	6.00%		1/1/2023	NR	$2,000,000	$900,000	(c)
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%		2/1/2029	B	1,500,000	974,601
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%		2/1/2032	B	850,000	551,762
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	B	16,710,000	11,727,805
Board of Managers Joint Guadalupe County - City of Seguin Hospital TX	5.00%		12/1/2024	BB	600,000	597,990
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	1,255,000	1,209,609
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2023	BB	1,280,000	1,277,905
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%		7/1/2038	BB	1,000,000	939,070
California Public Finance Authority - Kendal At Ventura†	10.00%		5/15/2028	NR	3,500,000	3,464,965	(c)
California Public Finance Authority - Kendal At Ventura†	12.00%		5/15/2028	NR	375,000	371,274	(c)
California Statewide Communities Development Authority - Loma Linda Univ Med Obl	5.25%		12/1/2034	BB	4,430,000	4,495,937
California Statewide Communities Development Authority - Loma Linda Univ Med OBL†	5.00%		12/1/2031	BB	1,000,000	1,022,476
California Statewide Communities Development Authority - Loma Linda Univ Med OBL	5.25%		12/1/2029	BB	2,500,000	2,546,817
California Statewide Communities Development Authority - Verity Hlth Sys Oblig(e)	5.50%		7/1/2022	NR	1,691	1,590
California Statewide Communities Development Authority - Verity Hlth Sys Oblig	5.75%		7/1/2024	NR	10,551	9,918
City of Blaine - Crest View Obligated Grp MN	5.125%		7/1/2025	NR	60,000	39,000	(c)
City of Fruita Healthcare Revenue - Lower Vy Hosp Assoc Oblig CO†	5.375%		1/1/2033	NR	2,000,000	1,901,186
City of Oroville - Oroville Hospital CA	5.00%		4/1/2026	B+	1,255,000	1,172,712

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of Oroville - Oroville Hospital CA	5.00%		4/1/2029	B+	$900,000	$786,337
City of Seneca - Nemaha Valley Cmnty Hosp KS	5.00%		9/1/2025	NR	1,500,000	1,512,462
County of Cuyahoga - The Metrohealth System OH	5.00%		2/15/2030	BBB	1,900,000	1,954,061
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2027	BB+	2,250,000	2,250,042
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2033	BB+	8,465,000	8,439,337
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2044	BB+	2,000,000	1,873,532
County of Washington - Marietta Area Hlthcr Oblg OH	5.50%		12/1/2027	NR	8,715,000	8,637,985
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	4.00%		7/1/2028	NR	2,780,000	2,718,388
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	4.00%		11/15/2027	NR	385,000	362,854
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%		11/15/2023	NR	1,715,000	1,712,953
Illinois Finance Authority - Plymouth Place Obl Group	5.00%		5/15/2025	NR	50,000	51,129
Indiana Finance Authority - Indiana Univ Hlth Obl Grp	0.70%	#(a)	12/1/2046	AA	7,025,000	6,409,082
Industrial Development Authority of the County of Pima - La Posada Park Centre Obl AZ†	5.125%		11/15/2029	NR	1,500,000	1,485,880
King County Public Hospital District No. 4 WA	5.00%		12/1/2025	NR	70,000	69,773
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp	5.00%		7/1/2035	BBB	1,000,000	1,030,762
Massachusetts Health & Educational Facilities Authority - Trinity Hlth Corp Oblig	4.385% (3 mo. USD. LIBOR * 0.67 + 0.82%	)#	11/15/2032	AA-	1,395,000	1,374,730
New Hope Cultural Education Facilities Finance Corp. - Wesleyan Homes Obl Group TX	3.00%		1/1/2024	NR	75,000	73,822
New York State Dormitory Authority - Catholic Hlth Sys Oblig	5.00%		7/1/2028	B-	1,000,000	924,108
New York State Dormitory Authority - Catholic Hlth Sys Oblig	5.00%		7/1/2030	B-	1,750,000	1,575,238

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority - Ou Medicine Obligated Grp	5.00%	8/15/2024	BB-		$1,400,000	$1,379,626
Oklahoma Development Finance Authority - OU Medicine Obligated Grp	5.45%	8/15/2028	BB-		3,000,000	2,572,324
Palomar Health CA - Palomar Health Oblig Grp	5.00%	11/1/2031	BBB		750,000	780,948
Public Finance Authority - Bancroft Neurohealth Oblg WI†	5.00%	6/1/2026	NR		470,000	462,633
Public Finance Authority - Lehigh VY Hlth Network WI†	6.625%	12/1/2032	NR		2,975,000	2,917,097
Public Finance Authority - Washoe Barton Medical Clin WI	4.00%	12/1/2031	BB+		1,750,000	1,677,891
Rhode Island Health & Educational Building Corp. - Care New England Hlth Obl	5.00%	9/1/2036	B+		10,500,000	9,901,794
Roanoke Economic Development Authority - Richfield Living oblig VA(e)	4.30%	9/1/2030	NR		770,000	585,502	(c)
San Gorgonio Memorial Health Care District CA GO	5.00%	8/1/2023	Ba2		1,000,000	1,000,069
South Carolina Jobs-Economic Development Authority†	8.75%	7/1/2025	NR		4,500,000	4,953,975	(c)
South Carolina Jobs-Economic Development Authority - Hampton Regl Med Ctr Obl	5.00%	11/1/2023	NR		740,000	741,740
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblg	5.00%	12/1/2023	B+	(d)	100,000	100,196
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblg	5.50%	12/1/2029	B+	(d)	1,000,000	987,991
Total						104,508,878

Housing 0.09%
California Housing Finance Agency	4.00%	3/20/2033	BBB+		1,188	1,167
Montgomery County Housing Opportunities Commission MD	4.00%	7/1/2048	Aa2		315,000	312,964
North Carolina Housing Finance Agency	4.00%	7/1/2047	AA+		305,000	303,034
Pennsylvania Housing Finance Agency AMT	4.00%	4/1/2039	AA+		225,000	223,323
Total						840,488

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 0.82%
City of Coralville IA COPS	4.00%		6/1/2031	BB	$1,000,000	$966,221
New Jersey Economic Development Authority	5.26% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	A2	2,280,000	2,282,754
New Jersey Transportation Trust Fund Authority	4.00%		12/15/2031	A2	4,110,000	4,239,841
Total						7,488,816

Multi-Family Housing 0.15%
Illinois Housing Development Authority (HUD SECT8) (FHA)	4.00%	#(a)	6/1/2026	Aaa	1,350,000	1,352,012

Other Revenue 2.19%
Arlington Higher Education Finance Corp. - Newman Internantional Acdmy TX	4.00%		8/15/2031	NR	360,000	326,789
Build NYC Resource Corp. - Hellenic Classical School NY†	4.00%		12/1/2031	NR	700,000	633,571
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	4.00%		12/15/2023	NR	370,000	368,598
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	4.00%		12/15/2025	NR	300,000	293,170
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%		12/15/2026	NR	300,000	300,245
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%		12/15/2027	NR	660,000	660,540
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%		12/15/2028	NR	690,000	690,756
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Ob FL†	5.00%		12/15/2029	NR	730,000	729,182
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.00%		12/1/2028	BB+	3,045,000	3,090,486
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.25%		8/15/2026	NR	1,600,000	1,608,149
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.25%		8/15/2028	NR	3,040,000	3,063,352
Florida Development Finance Corp. - Renaissance Chtr 2020 C/D†	4.00%		9/15/2030	NR	470,000	430,639
Florida Development Finance Corp. - Renaissance Chtr Sch 2015†	5.00%		6/15/2025	NR	130,000	129,379
George L Smith II Congress Center Authority - Signia Hotel Mgmt LLC GA†	3.625%		1/1/2031	NR	1,850,000	1,657,919

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Industrial Development Authority of the County of Pima - Edkey Obligated Group AZ†	3.50%		7/1/2025	NR	$515,000	$498,491
Jefferson Parish Economic Development & Port District - Kenner Discovery Hlth Sci LA†	4.80%		6/15/2029	NR	2,225,000	2,194,432
Maryland Economic Development Corp.(e)	5.00%		12/1/2031	NR	1,500,000	900,000
Puerto Rico Electric Power Authority(e)	5.00%		7/1/2018	NR	50,000	18,750
Utah Charter School Finance Authority - Freedom Academy Fndtn†	3.25%		6/15/2031	NR	540,000	481,935
Utah Charter School Finance Authority - Freedom Academy Fndtn†	4.50%		6/15/2027	NR	1,945,000	1,896,951
Total						19,973,334

Pollution Control 0.27%
Matagorda County Navigation District No. 1 - Aep Texas Inc	4.00%		6/1/2030	A-	1,000,000	995,330
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	5.00%	#(a)	2/1/2036	NR	1,500,000	1,449,555
Total						2,444,885

Power 0.17%
Chesapeake Economic Development Authority - Virginia Elec & Pwr Co	3.65%	#(a)	2/1/2032	A2	1,520,000	1,515,691

Special Tax 3.71%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	1,220,000	1,246,317
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	2,000,000	2,038,148
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,850,000	3,960,833
Atlanta Urban Redevelopment Agency GA†	2.375%		7/1/2026	NR	535,000	510,880
Atlanta Urban Redevelopment Agency GA†	2.875%		7/1/2031	NR	965,000	860,132
Babcock Ranch Community Independent Special District FL	4.125%		5/1/2027	NR	1,225,000	1,216,438
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	1,959,536
Celebration Pointe Community Development District No. 1 FL	2.375%		5/1/2026	NR	430,000	406,567
Celebration Pointe Community Development District No. 1 FL	3.00%		5/1/2031	NR	665,000	592,494

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
City of Baltimore MD	4.50%		6/1/2033	NR	$400,000	$392,779
County of Berkeley SC	4.00%		11/1/2030	NR	425,000	400,179
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	1,090,000	945,515
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	5.80% (CPI YoY * 1 + 0.87%	)	3/1/2025	Baa1	1,585,000	1,597,430
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	5.81% (CPI YoY * 1 + .88%	)	3/1/2026	Baa1	1,350,000	1,371,002
Northern Palm Beach County Improvement District FL	5.00%		8/1/2037	NR	750,000	752,704
Peninsula Town Center Community Development Authority VA†	4.00%		9/1/2023	NR	75,000	74,915
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	680,000	674,799
Plaza at Noah’s Ark Community Improvement District MO	3.00%		5/1/2025	NR	450,000	437,916
Plaza at Noah’s Ark Community Improvement District MO	3.00%		5/1/2026	NR	275,000	263,748
Plaza at Noah’s Ark Community Improvement District MO	3.00%		5/1/2030	NR	2,200,000	2,002,683
Scranton Redevelopment Authority PA GTD	5.00%		11/15/2028	BBB-	225,000	222,386
Tahoe-Douglas Visitors Authority NV	5.00%		7/1/2030	NR	2,755,000	2,862,500
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,335,000	1,325,843
Village Community Development District No. 13 FL	2.55%		5/1/2031	NR	2,190,000	1,934,942
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,460,000	1,313,495
Village Metropolitan District CO GO	4.15%		12/1/2030	NR	3,510,000	3,339,412
West Villages Improvement District FL	4.00%		5/1/2024	NR	190,000	189,633
West Villages Improvement District FL	4.25%		5/1/2029	NR	940,000	936,322
Total						33,829,548

Tax Revenue 1.85%
American Samoa Economic Development Authority†	6.50%		9/1/2028	Ba3	1,000,000	1,058,733
City of Sparks NV†	2.75%		6/15/2028	Ba1	4,900,000	4,567,555
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2026	NR	3,930,000	3,965,122

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2027	NR	$1,000,000	$1,006,471
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2028	NR	1,050,000	1,051,429
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2032	NR	2,535,000	2,525,536
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	27,000	25,745
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%		7/1/2034	NR	2,615,000	2,601,931
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	1,000	923
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	19,000	18,152
Total						16,821,597

Taxable Revenue - Water & Sewer 0.49%
Jersey City Municipal Utilities Authority NJ	4.00%		5/3/2024	NR	3,000,000	3,007,683
New Jersey Economic Development Authority - New Jersey Amern Wtr Co AMT	3.75%	#(a)	11/1/2034	A1	1,500,000	1,492,290
Total						4,499,973

Tobacco 1.28%
City of San Diego Tobacco Settlement Revenue Funding Corp. CA	4.00%		6/1/2032	A	120,000	118,492
Nassau County Tobacco Settlement Corp. NY	5.00%		6/1/2035	CCC+	850,000	791,375
Nassau County Tobacco Settlement Corp. NY	5.25%		6/1/2026	CCC+	6,895,281	6,829,189
TSASC, Inc. NY	5.00%		6/1/2025	B-	3,850,000	3,931,173
Total						11,670,229

Transportation 8.74%
91 Express Lanes Toll Road CA	5.00%		8/15/2029	AA-	1,550,000	1,556,901
Central Texas Turnpike System	5.00%		8/15/2031	A-	3,000,000	3,034,308
City & County of Denver - United Airlines Inc CO AMT	5.00%		10/1/2032	BB-	9,040,000	9,048,977
County of Miami - Dade Aviation Revenue FL AMT	5.00%		10/1/2032	A3	2,905,000	3,233,351
County of Miami - Dade Aviation Revenue FL AMT	5.00%		10/1/2036	A3	1,300,000	1,406,924

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
E-470 Public Highway Authority CO	3.74% (SOFR * 0.67 + 0.35%	)#	9/1/2039	A+		$1,800,000	$1,792,649
Maryland Economic Development Corp. - Consol Marine Terminals L	5.75%		9/1/2025	BB		13,505,000	13,619,282
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A3		1,850,000	1,901,597
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		10/1/2030	Baa3		13,945,000	13,927,599
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		5,000,000	5,162,059
New York Transportation Development Corp. - Empire St Thruway Partnrs AMT	2.50%		10/31/2031	BBB-	(d)	1,365,000	1,140,109
New York Transportation Development Corp. - Laguardia Gateway Partner (AGM) AMT	4.00%		7/1/2031	A1		3,925,000	3,930,948
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR		500,000	482,886
North Parkway Municipal Management District No. 1 TX†	4.25%		9/15/2031	NR		1,500,000	1,448,581
Port of Portland Airport Revenue OR AMT	5.00%		7/1/2029	AA-		3,745,000	4,045,727
Public Finance Authority - Air Cargo Obligated Group WI AMT	5.00%		7/1/2032	BBB		1,845,000	1,963,176
Puerto Rico Highway & Transportation Authority	Zero Coupon		7/1/2032	NR		5,133,000	3,271,517
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segm AMT	7.00%		12/31/2038	Baa2		8,560,000	8,598,968
Total							79,565,559

Utilities 9.48%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1		7,875,000	7,655,056
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL†	5.00%		10/1/2029	NR		895,000	905,213
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-		1,500,000	1,480,873
Development Authority of Burke County - Georgia Power Company	3.96%	#(a)	9/1/2029	BBB+		1,500,000	1,500,000
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR		12,910,000	10,275,128

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Guam Power Authority	5.00%		10/1/2029	BBB	$3,500,000	$3,751,620
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	30,100,000	29,104,364
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	1,190,000	1,168,444
Montgomery County Industrial Development Authority - Constellation Energy Gen PA	4.10%	#(a)	4/1/2053	BBB	3,000,000	3,059,498
Northern Palm Beach County Improvement District FL	5.00%		8/1/2034	NR	2,700,000	2,709,397
Puerto Rico Electric Power Authority(e)	4.10%		7/1/2019	NR	240,000	90,000
Puerto Rico Electric Power Authority(e)	4.25%		7/1/2020	NR	970,000	363,750
Southeast Energy Authority A Cooperative District AL	5.804% (SOFR * 0.67 + 2.42%	)#	1/1/2053	A1	10,000,000	10,293,049
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1	13,195,000	13,977,770
Total						86,334,162
Total Municipal Bonds (cost $919,814,532)						903,626,847
Total Investments in Securities 99.40% (cost $921,635,510)						905,436,847
Other Assets and Liabilities – Net(f) 0.60%						5,439,012
Net Assets 100.00%						$910,875,859

AGM	Insured by – Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by – Financial Guaranty Insurance Company.
FHA	Insured by – Federal Housing Administration.
GTD	Guaranteed.
HUD	Insured by – Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
VA	Insured by – Department of Veteran Affairs.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $212,211,525, which represents 23.30% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted (non-income producing security).

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2023

(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2023	304	Short	$(34,761,247)	$(34,128,750)	$632,497
U.S. 5-Year Treasury Note	September 2023	27	Short	(2,950,570)	(2,891,531)	59,039
Total Unrealized Appreciation on Futures Contracts						$691,536

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$1,810,000	$–	$1,810,000
Municipal Bonds
Corporate-Backed	–	306,258,909	3,103,859	309,362,768
Health Care	–	94,194,162	10,314,716	104,508,878
Remaining Industries	–	489,755,201	–	489,755,201
Total	$–	$892,018,272	$13,418,575	$905,436,847
Other Financial Instruments
Futures Contracts
Assets	$691,536	$–	$–	$691,536
Liabilities	–	–	–	–
Total	$691,536	$–	$–	$691,536

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$21,044,477
Accrued Discounts (Premiums)	(12,315)
Realized Gain (Loss)	(247,043)
Change in Unrealized Appreciation (Depreciation)	529,262
Purchases	3,875,000
Sales	(1,564,141)
Transfers into Level 3(a)	4,738,925
Transfers out of Level 3(a)	(14,945,590)
Balance as of June 30, 2023	$13,418,575
Change in unrealized appreciation/depreciation for the period ended June 30, 2023, related to Level 3 investments held at June 30, 2023	$232,298

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)

SUSTAINABLE MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.18%

MUNICIPAL BONDS 96.18%

Corporate-Backed 4.71%
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB	$135,519	$126,241
Michigan Strategic Fund - Graphic Packaging Intl AMT	4.00%	#(a)	10/1/2061	BB	125,000	124,431
Total						250,672

Education 25.51%
Build NYC Resource Corp. - E Harlem Scholars Oblg Gp NY†	5.00%		6/1/2032	BB+	100,000	101,218
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1	150,000	150,065
Cleveland State University OH	5.00%		6/1/2031	A+	100,000	104,079
Connecticut State Health & Educational Facilities Authority	2.80%	#(a)	7/1/2057	AAA	150,000	147,040
Duval County Public Schools FL COPs (AGM)	5.00%		7/1/2035	AA	150,000	166,695
Florida Development Finance Corp. - Renaissance Chtr 2020 C/D†	5.00%		9/15/2040	NR	100,000	89,059
Fort Bend Independent School District TX GO (PSF GTD)	0.875%	#(a)	8/1/2050	AAA	150,000	140,910
Louisiana Public Facilities Authority - Tulane University	5.00%		10/15/2036	A+	150,000	169,792
Minnesota Higher Education Facilities Authority - University of St Thomas	4.00%		10/1/2036	A2	150,000	151,404
Stephen F Austin State University TX	5.00%		10/15/2028	A1	25,000	26,410
Wayne State University MI	4.00%		11/15/2034	Aa3	110,000	111,713
Total						1,358,385

General Obligation 18.50%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	150,000	156,591
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	100,000	105,560
Chicago Board of Education IL GO	4.00%		12/1/2039	BB+	125,000	115,187
New Caney Independent School District TX GO (PSF GTD)	1.25%	#(a)	2/15/2050	Aaa	150,000	145,849
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	200,000	225,674
Northside Independent School District TX GO (PSF GTD)	1.60%	#(a)	8/1/2049	Aaa	100,000	97,322

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Pennsylvania Economic Development Financing Authority AMT	5.50%		6/30/2037	Baa2	$125,000	$139,162
Total						985,345

Health Care 30.20%
Antelope Valley Healthcare District CA	5.00%		3/1/2026	BBB	115,000	115,551
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	200,000	192,766
Connecticut State Health & Educational Facilities Authority - Hartford Healthcare Ob Gp	5.00%		7/1/2028	A	185,000	198,997
County of Franklin - Trinity Hlth Corp Oblig OH	5.00%		12/1/2036	AA-	150,000	160,494
Lee Memorial Hlth Sys Obl FL	5.00%		4/1/2029	A+	50,000	54,637
Maryland Health & Higher Educational Facilities Authority - Adventist Hlthcare	5.50%		1/1/2046	Baa3	125,000	127,301
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%		7/1/2025	BBB-	150,000	152,092
Norfolk Economic Development Authority - Sentara Hlthcr Oblig Gp VA	5.00%	#(a)	11/1/2048	AA	150,000	164,023
State of Ohio - Univ Hosp Hlth Sys Obl Gp	5.00%		1/15/2032	A	150,000	163,289
Tarrant County Cultural Education Facilities Finance Corp. - Christus Health Obl Group TX	5.00%	#(a)	7/1/2053	A1	250,000	278,890
Total						1,608,040

Housing 8.60%
California Housing Finance Agency	4.00%		3/20/2033	BBB+	141,565	139,097
Indiana Finance Authority - Chf-Tippecanoe LLC	5.00%		6/1/2043	NR	150,000	154,604
Maryland Economic Development Corp.	5.375%		7/1/2038	BBB-	150,000	164,140
Total						457,841

Taxable Revenue - Water & Sewer 1.88%
Jersey City Municipal Utilities Authority NJ	4.00%		5/3/2024	NR	100,000	100,256

Transportation 4.03%
County of Osceola Transportation Revenue FL	5.00%		10/1/2028	BBB+	100,000	107,071
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2029	AA-	100,000	107,706
Total						214,777

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(concluded)

SUSTAINABLE MUNICIPAL BOND FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 2.75%
City of Chicago Waterworks Revenue IL	5.00%	11/1/2029	A+	$140,000	$146,675
Total Investments in Securities 96.18% (cost $5,114,270)					5,121,991
Other Assets and Liabilities – Net 3.82%					203,199
Net Assets 100.00%					$5,325,190

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
NR	Not Rated.
GTD	Guaranteed.
PSF	Permanent School Fund.
VA	Insured by - Department of Veteran Affairs.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $190,277, which represents 3.57% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$5,121,991	$–	$5,121,991
Total	$–	$5,121,991	$–	$5,121,991

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$81,853
Accrued Discounts (Premiums)	15
Realized Gain (Loss)	(13,964)
Change in Unrealized Appreciation (Depreciation)	17,681
Purchases	–
Sales	(85,585)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of June 30, 2023	$–
Change in unrealized appreciation/depreciation for the period ended June 30, 2023, related to Level 3 investments held at June 30, 2023	$–

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.48%

MUNICIPAL BONDS 98.48%

Corporate-Backed 1.90%
California Municipal Finance Authority AMT	4.00%		7/15/2029	BB-	$3,450,000	$3,416,167
California Pollution Control Financing Authority - Poseidon Resources AMT†	5.00%		11/21/2045	Baa3	4,410,000	4,380,386
California Pollution Control Financing Authority - Waste Mgmt Inc AMT	4.30%		7/1/2040	A-	185,000	186,790
San Francisco City & County Airport Comm-San Francisco International Airport - SFO Fuel Co LLC CA AMT	5.00%		1/1/2038	A+	1,715,000	1,800,812
Total						9,784,155

Education 12.15%
Alvord Unified School District CA GO (BAM)	5.00%		8/1/2052	NR	4,000,000	4,389,280
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,361,895
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1	4,350,000	4,351,884
California Educational Facilities Authority - Art Center Clg of Design	5.00%		12/1/2030	Baa1	1,175,000	1,248,907
California Educational Facilities Authority - Art Center Clg of Design	5.00%		12/1/2044	Baa1	3,500,000	3,548,306
California Educational Facilities Authority - Chapman University	4.00%		4/1/2047	A2	1,945,000	1,865,903
California Educational Facilities Authority - Chapman University	5.00%		4/1/2040	A2	1,000,000	1,017,633
California Educational Facilities Authority - Loyola Marymount Univ	5.00%		10/1/2048	A2	1,000,000	1,036,866
California Educational Facilities Authority - Santa Clara University	5.00%		4/1/2039	Aa3	1,000,000	1,027,148
California Educational Facilities Authority - Univ of San Francisco	5.00%		10/1/2053	A2	2,000,000	2,065,868
California Municipal Finance Authority - Biola University	5.00%		10/1/2032	Baa1	400,000	416,327
California Municipal Finance Authority - Emerson College	5.00%		1/1/2042	BBB+	4,245,000	4,287,873
California Municipal Finance Authority - Samuel Merritt University	5.25%		6/1/2053	A3	3,000,000	3,211,269
California Municipal Finance Authority - Sdori Charter Sch Pptys†	5.625%		3/1/2045	B+	500,000	465,380

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Municipal Finance Authority - Touro Clg & Univ Sys	5.25%		1/1/2040	NR	$1,085,000	$1,108,561
California Municipal Finance Authority - University of San Diego	3.00%		11/1/2048	A2	2,000,000	1,440,649
California School Finance Authority - Aspire Public Schools Obl†	5.00%		8/1/2046	NR	85,000	88,338
California School Finance Authority - Aspire Public Schools Obl†	5.00%		8/1/2046	BBB	2,285,000	2,285,845
California School Finance Authority - Green Dot Public Schs Obg†	5.00%		8/1/2045	BBB-	620,000	620,438
California School Finance Authority - Kipp Socal Pub Schs Obl†	5.00%		7/1/2045	BBB	540,000	543,225
California Statewide Communities Development Authority - Culinary Inst of America	5.00%		7/1/2046	Baa2	1,010,000	1,014,468
Central Unified School District CA GO	5.25%		8/1/2052	Aa3	2,940,000	3,276,663
Montebello Unified School District CA GO (AGM)	5.50%		8/1/2047	AA	2,000,000	2,216,388
Morgan Hill Unified School District CA GO	5.25%		8/1/2040	Aa1	1,000,000	1,156,259
Ripon Unified School District CA GO (BAM)	5.50%		8/1/2043	AA	1,000,000	1,052,330
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AA	1,500,000	1,688,621
University of California	4.00%		5/15/2041	AA	1,635,000	1,664,237
University of California	4.00%		5/15/2046	AA	3,520,000	3,543,678
University of California	5.00%		5/15/2036	AA-	1,500,000	1,759,762
University of California	5.00%		5/15/2052	AA	4,640,000	5,122,897
University of California	5.25%		5/15/2058	AA	2,500,000	2,689,274
Total						62,566,172

General Obligation 13.95%
Banning Unified School District CA GO (AGM)	5.25%		8/1/2042	AA	1,115,000	1,187,236
California Community Choice Financing Authority	5.00%	#(a)	7/1/2053	A1	3,000,000	3,153,631
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	1,750,000	1,826,890
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	3,075,000	3,218,688
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	4,500,000	4,750,204
California State Public Works Board	4.00%		5/1/2046	Aa3	3,765,000	3,732,508

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO(b)	Zero Coupon		7/1/2024	NR	$25,521	$24,453
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	739,145	373,268
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	20,754	18,683
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,000,000	1,696,934
Commonwealth of Puerto Rico GO	5.25%		7/1/2023	NR	87,405	87,405
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	180,638
Cupertino Union School District CA GO	2.50%		8/1/2033	Aa1	740,000	688,573
Dublin Unified School District CA GO	3.00%		8/1/2041	AA+	2,425,000	2,072,995
Grossmont Union High School District CA GO (AGM)	Zero Coupon		6/1/2040	AA	2,000,000	860,093
Imperial Unified School District CA GO (BAM)	5.25%		8/1/2043	AA	2,000,000	2,198,188
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2038	AA	1,000,000	1,026,213
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2056	AA	995,000	1,043,183
Local Public Schools Funding Authority School Improvement District No. 2016-1 CA GO (BAM)	5.00%		8/1/2052	AA	2,000,000	2,108,189
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2041	Aaa	1,325,000	612,675
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2045	Aaa	2,000,000	756,415
North Orange County Community College District CA GO	2.75%		8/1/2036	AA+	2,000,000	1,811,388
Orange Unified School District CA GO	4.00%		8/1/2047	AA	1,000,000	993,030
Perris Union High School District CA GO (AGM)	3.00%		9/1/2044	AA	1,000,000	824,460
San Benito High School District CA GO	Zero Coupon		8/1/2041	Aa3	1,640,000	766,423
San Benito High School District CA GO	Zero Coupon		8/1/2042	Aa3	1,795,000	799,027
San Benito High School District CA GO	Zero Coupon		8/1/2043	Aa3	2,600,000	1,101,683
San Diego Public Facilities Financing Authority CA	5.25%		10/15/2052	AA-	4,000,000	4,495,414
San Francisco Bay Area Rapid Transit District CA GO	5.25%		8/1/2047	Aaa	2,345,000	2,642,154
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2042	A+	1,000,000	1,035,683

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
San Leandro Unified School District CA GO (BAM)	5.25%	8/1/2046	AA	$1,750,000	$1,859,166
San Rafael City Elementary School District CA GO	4.50%	8/1/2042	AA	1,150,000	1,180,616
Santa Ana Unified School District CA GO	3.25%	8/1/2042	Aa3	500,000	438,702
Santa Barbara Unified School District CA GO	4.00%	8/1/2036	Aa1	750,000	768,175
Santa Monica - Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,249,774
Santa Rita Union School District CA GO	2.50%	8/1/2031	AA-	1,235,000	1,161,730
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	512,966
State of California GO	4.00%	11/1/2037	Aa2	3,000,000	3,107,411
State of California GO	5.00%	10/1/2041	Aa2	1,000,000	1,118,543
State of California GO	5.00%	4/1/2042	Aa2	2,000,000	2,255,002
State of California GO	5.25%	8/1/2032	Aa2	2,500,000	2,616,727
State of California GO	5.25%	9/1/2047	Aa2	3,000,000	3,422,228
State of California GO	5.25%	10/1/2050	Aa2	2,500,000	2,864,052
Sweetwater Union High School District CA GO (BAM)	5.00%	8/1/2027	AA	1,000,000	1,017,961
West Contra Costa Unified School District CA GO	4.00%	8/1/2043	AA-	1,000,000	1,003,387
West Contra Costa Unified School District CA GO	6.00%	8/1/2027	AA-	1,000,000	1,118,833
Total					71,781,597

Health Care 12.01%
Abag Finance Authority for Nonprofit Corps - Sharp Healthcare Oblig CA	5.00%	8/1/2043	AA	1,000,000	1,000,334
Antelope Valley Healthcare District CA	5.00%	3/1/2026	BBB	650,000	653,112
Antelope Valley Healthcare District CA	5.25%	3/1/2036	BBB	1,000,000	1,022,670
California Community Choice Financing Authority - Providence ST Joseph OBL	3.00%	10/1/2041	A	1,180,000	932,147
California Health Facilities Financing Authority - Cedars-Sinai Med Ctr Oblg	3.00%	8/15/2051	AA-	2,705,000	2,051,599
California Health Facilities Financing Authority - Children’s Hosp La Oblig	5.00%	8/15/2047	BBB+	4,000,000	4,013,934
California Health Facilities Financing Authority – Children’s Hosp Orange Obl	3.00%	11/1/2038	AA-	3,000,000	2,596,531	(c)
California Health Facilities Financing Authority - City of Hope Oblig Group	4.00%	11/15/2045	A	3,370,000	3,229,418

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority - Commonspirit Hlth Oblig	4.00%		4/1/2035	A-		$5,350,000	$5,388,144
California Health Facilities Financing Authority - Commonspirit Hlth Oblig	4.00%		4/1/2044	A-		1,250,000	1,189,425
California Health Facilities Financing Authority - Commonspirit Hlth Oblig	4.00%		4/1/2045	A-		1,250,000	1,181,800
California Health Facilities Financing Authority - Providence St Joseph Obl	5.00%		10/1/2044	A		2,410,000	2,421,976
California Health Facilities Financing Authority - Sutter Health Oblig Group	4.00%		11/15/2042	A+		1,715,000	1,715,791
California Municipal Finance Authority	4.00%		8/15/2037	A-		1,000,000	968,142
California Municipal Finance Authority - Cmnty Hlth Ctrs Ctl Coast†	5.00%		12/1/2054	NR		750,000	719,045
California Municipal Finance Authority - Cmnty Hosps Ctrl Grp	5.00%		2/1/2040	A3		500,000	515,877
California Municipal Finance Authority - Cmnty Hosps Ctrl Grp	5.00%		2/1/2047	A3		2,000,000	2,043,581
California Municipal Finance Authority - Cmnty Hosps Ctrl Grp (AGM)	4.00%		2/1/2051	AA		1,455,000	1,380,101
California Municipal Finance Authority - Palomar Health Oblig Grp (AGM)	5.25%		11/1/2052	AA		1,000,000	1,068,607
California Public Finance Authority - Hoag Mem Hosp Oblig Grp	4.00%		7/15/2051	AA		1,000,000	979,967
California Public Finance Authority - Kendal At Ventura†	10.00%		5/15/2028	NR		500,000	494,995	(c)
California Statewide Communities Development Authority - Cedars-Sinai Med Ctr	4.00%		7/1/2048	AA-		1,000,000	959,185
California Statewide Communities Development Authority - Humangood Oblig Group	5.00%		10/1/2045	A-	(d)	1,000,000	1,006,196
California Statewide Communities Development Authority - Kaiser Fdtn Hospitals	5.00%	#(a)	5/1/2033	AA-		1,030,000	1,157,455
California Statewide Communities Development Authority - Loma Linda Univ Med Obl	5.25%		12/1/2034	BB		2,150,000	2,182,001
California Statewide Communities Development Authority - Loma Linda Univ Med Obl†	5.25%		12/1/2056	BB		1,015,000	982,371

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda Univ Med Obl	5.50%	12/1/2054	BB	$2,200,000	$2,199,842
California Statewide Communities Development Authority - Loma Linda Univ Med Obl†	5.50%	12/1/2058	BB	2,555,000	2,539,090
California Statewide Communities Development Authority - Verity Hlth Sys Oblig	5.50%	7/1/2039	NR	7,410	6,965
City of Oroville - Oroville Hospital CA	5.25%	4/1/2049	B+	1,695,000	1,338,709
Palomar Health CA - Palomar Health Oblig Grp	5.00%	11/1/2036	BBB	1,250,000	1,281,040
Palomar Health CA - Palomar Health Oblig Grp	5.00%	11/1/2039	BBB	3,750,000	3,807,461
Regents of the University of California Medical Center Pooled Revenue	5.00%	5/15/2035	AA-	2,000,000	2,342,499
Regents of the University of California Medical Center Pooled Revenue	5.00%	5/15/2047	AA-	2,000,000	2,203,718
Regents of the University of California Medical Center Pooled Revenue CA	5.00%	5/15/2047	AA-	3,000,000	3,110,276
Washington Township Health Care District CA	5.00%	7/1/2032	Baa2	1,075,000	1,125,951
Total					61,809,955

Housing 6.54%
California Community Housing Agency†	4.00%	2/1/2050	NR	1,995,000	1,491,663
California Community Housing Agency†	5.00%	8/1/2050	NR	1,000,000	933,837
California Enterprise Development Authority - Provident Grp-Sdsu Pptys	5.00%	8/1/2040	Baa3	1,625,000	1,674,688
California Housing Finance Agency	3.25%	8/20/2036	BBB	9,270,616	8,446,592
California Housing Finance Agency	3.50%	11/20/2035	BBB+	3,296,529	3,086,536
California Municipal Finance Authority - Biola University	5.00%	10/1/2034	Baa1	1,000,000	1,037,986
California Municipal Finance Authority - Bowles Hall Foundation	5.00%	6/1/2050	Baa3	500,000	501,955
California Municipal Finance Authority - Caritas Affordable Hsg	5.00%	8/15/2030	A-	1,050,000	1,065,075
California Municipal Finance Authority - CHF-Davis II LLC (BAM)	4.00%	5/15/2046	AA	4,625,000	4,322,406
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100,000	1,129,706

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
California Statewide Communities Development Authority - CHF-Irvine LLC (BAM)	4.00%		5/15/2046	AA	$1,000,000	$955,302
CSCDA Community Improvement Authority CA†	2.65%		12/1/2046	NR	3,445,000	2,667,577
CSCDA Community Improvement Authority CA†	3.00%		6/1/2047	NR	3,000,000	2,192,083
CSCDA Community Improvement Authority CA†	3.00%		3/1/2057	NR	4,000,000	2,659,969
CSCDA Community Improvement Authority CA†	4.00%		8/1/2056	NR	1,000,000	768,842
CSCDA Community Improvement Authority CA†	4.00%		12/1/2056	NR	1,000,000	711,776
Total						33,645,993

Lease Obligations 1.18%
California State Public Works Board	4.00%		11/1/2046	Aa3	2,500,000	2,479,886
County of Santa Barbara CA COP AMT	5.00%		12/1/2036	AA	3,395,000	3,602,455
Total						6,082,341

Other Revenue 1.43%
California Infrastructure & Economic Development Bank - Los Angeles Cnty Museum	4.00%		7/1/2050	A2	4,000,000	3,809,389
California School Finance Authority - Aspire Public Schools Obl†	4.00%		8/1/2051	BBB	785,000	648,593
California School Finance Authority - Green Dot Public Schs Obg†	5.00%		8/1/2038	BBB-	1,000,000	1,018,050
California School Finance Authority - Kipp Socal Pub Schs Obl†	5.00%		7/1/2034	BBB	600,000	607,250
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	2,500,000	1,271,875
Total						7,355,157

Power 1.30%
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	2,700,000	3,071,012
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	3,180,000	3,616,970
Total						6,687,982

Pre-Refunded 0.13%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	667,487

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 3.28%
Brentwood Infrastructure Financing Authority CA	5.00%	9/2/2036	NR	$500,000	$506,093
City of Irvine CA	5.00%	9/2/2028	NR	1,000,000	1,029,811
City of Irvine CA Special Tax	5.00%	9/1/2044	NR	500,000	502,828
City of Roseville CA Special Tax	5.00%	9/1/2031	NR	1,000,000	1,027,593
City of San Clemente CA Special Tax	5.00%	9/1/2040	NR	970,000	981,047
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%	9/1/2052	NR	1,500,000	1,501,406
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A	1,325,000	1,337,629
Irvine Facilities Financing Authority CA (BAM)	5.25%	9/1/2053	NR	3,160,000	3,551,434
Lake Elsinore Public Financing Authority CA Special Tax	5.00%	9/1/2035	NR	920,000	946,427
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2047	NR	1,000,000	1,017,230
Poway Unified School District Public Financing Authority CA Special Tax (BAM)	5.00%	9/1/2035	AA+	1,770,000	1,844,768
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	1,000,000	1,101,135
Temecula Valley Unified School District Financing Authority CA Special Tax (BAM)	5.00%	9/1/2035	AA	1,505,000	1,552,445
Total					16,899,846

Tax Revenue 4.85%
City of Sacramento Transient Occupancy Tax Revenue CA	5.00%	6/1/2048	A1	1,000,000	1,045,142
Compton Community Redevelopment Agency Successor Agency CA (AGM)	5.00%	8/1/2037	AA	1,700,000	1,879,956
Fresno Unified School District CA GO	5.00%	8/1/2046	Aa3	1,000,000	1,078,990
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2026	NR	1,925,000	1,942,203
Oxnard Union High School District CA GO	4.00%	8/1/2047	Aa2	2,500,000	2,486,385
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	501,000	105,911
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	350,000	333,736
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	3,971,000	3,786,470
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	7,000	6,457

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	$296,000	$282,795
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%		7/1/2058	NR	3,760,000	3,674,907
San Diego Unified School District CA GO	3.00%		7/1/2044	Aa2	4,400,000	3,622,288
San Leandro Unified School District CA GO	5.25%		8/1/2048	AA-	2,100,000	2,359,674
San Rafael City High School District CA GO	5.25%		8/1/2052	Aa2	1,215,000	1,341,055
Tustin Community Facilities District CA Special Tax	5.00%		9/1/2037	A-	1,000,000	1,029,656
Total						24,975,625

Taxable Revenue - Water & Sewer 1.26%
California Pollution Control Financing Authority - Poseidon Resources AMT†	5.00%		11/21/2045	Baa3	1,100,000	1,126,061
Los Angeles Department of Water & Power Water System Revenue CA	2.60%	#(a)	7/1/2045	Aa2	3,400,000	3,400,000
Mountain House Public Financing Authority CA (BAM)	4.125%		12/1/2048	NR	2,000,000	1,978,219
Total						6,504,280

Tobacco 4.12%
California County Tobacco Securitization Agency	Zero Coupon		6/1/2055	NR	3,000,000	510,235
California County Tobacco Securitization Agency - Sonoma Cnty Securtzn Corp	4.00%		6/1/2049	BBB+	1,450,000	1,341,800
California Statewide Financing Authority	Zero Coupon		6/1/2046	NR	8,675,000	2,118,587
California Statewide Financing Authority†	Zero Coupon		6/1/2055	NR	10,000,000	494,440
City of San Diego Tobacco Settlement Revenue Funding Corp. CA	4.00%		6/1/2032	A	840,000	829,441
Golden State Tobacco Securitization Corp. CA	Zero Coupon		6/1/2066	NR	19,500,000	2,128,234
Golden State Tobacco Securitization Corp. CA	5.00%		6/1/2029	NR	1,000,000	1,087,288
Golden State Tobacco Securitization Corp. CA	5.00%		6/1/2034	NR	1,050,000	1,171,096
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon		6/1/2057	CCC	3,000,000	209,929
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon		6/1/2041	NR	5,000,000	1,802,491

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR		$2,250,000	$192,743
Tobacco Securitization Authority of Northern California - Sacramento County Tobacco	4.00%	6/1/2036	A-		1,050,000	1,060,709
Tobacco Securitization Authority of Northern California - Sacramento County Tobacco	4.00%	6/1/2049	BBB+		3,250,000	2,970,244
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	Zero Coupon	6/1/2046	CCC-		2,500,000	454,695
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	Zero Coupon	6/1/2054	NR		4,800,000	891,414
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	5.00%	6/1/2038	A-		1,000,000	1,065,922
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	5.00%	6/1/2039	A-		1,000,000	1,061,359
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	5.00%	6/1/2048	BBB+		1,675,000	1,739,948
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	5.00%	6/1/2048	BBB-		80,000	81,512
Total						21,212,087

Transportation 23.11%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2052	AA		9,000,000	9,706,081
Bay Area Toll Authority CA	5.00%	4/1/2054	Aa3		2,720,000	3,009,153
California Municipal Finance Authority - Lax Integrated Express AMT	4.00%	12/31/2047	BBB-	(d)	5,590,000	5,036,366
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2034	BBB-	(d)	1,700,000	1,776,428
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2035	BBB-	(d)	1,205,000	1,252,166
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2043	BBB-	(d)	6,095,000	6,194,272
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2047	BBB-	(d)	1,000,000	1,010,800

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2048	NR	$3,220,000	$3,391,522
City of Long Beach Airport System Revenue CA AMT (AGM)	5.25%	6/1/2047	AA	1,250,000	1,343,361
City of Long Beach Harbor Revenue CA AMT	5.00%	5/15/2028	AA+	1,000,000	1,030,932
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	NR	105,000	118,455
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	AA-	1,895,000	2,115,856
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2043	AA-	1,000,000	1,042,173
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2051	AA-	1,000,000	1,044,111
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2047	AA	3,000,000	3,212,589
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-	2,000,000	2,081,803
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA	1,000,000	1,139,876
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA	7,000,000	7,669,787
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	1,130,000	1,170,096
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	1,500,000	1,047,130
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2042	A	1,150,000	1,355,628
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2043	A-	8,710,000	8,628,008
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	2,500,000	2,424,395
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	3,500,000	3,394,154
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,921,989
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2047	A	4,000,000	4,082,166
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,431,872

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Riverside County Transportation Commission CA	Zero Coupon	6/1/2028	NR	$465,000	$402,434
Riverside County Transportation Commission CA	Zero Coupon	6/1/2028	A	535,000	438,259
Riverside County Transportation Commission CA	4.00%	6/1/2047	A-	3,520,000	3,306,002
San Diego County Regional Airport Authority CA	4.00%	7/1/2046	A2	2,005,000	1,946,515
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	1,750,000	1,659,341
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2051	A2	2,000,000	2,079,932
San Francisco City & County Airport Comm - San Francisco International Airport CA AMT	5.00%	5/1/2041	A+	3,500,000	3,573,195
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%	5/1/2052	A1	1,025,000	1,106,345
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2031	A1	6,500,000	7,202,806
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2032	A+	1,500,000	1,660,689
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2045	A+	1,515,000	1,570,463
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2052	A1	6,500,000	6,813,119
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2050	A	1,825,000	1,740,496
San Joaquin Hills Transportation Corridor Agency CA	5.25%	1/15/2044	A-	4,880,000	4,976,231
San Joaquin Hills Transportation Corridor Agency CA	5.25%	1/15/2049	A-	1,930,000	1,965,485
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon	1/15/2036	Baa2	1,450,000	862,655
Total					118,935,136

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities 11.27%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA		$1,335,000	$1,420,904
California Community Choice Financing Authority	4.00%	#(a)	10/1/2052	A2		2,350,000	2,340,897
California Pollution Control Financing Authority - Poseidon Resources†	5.00%		7/1/2039	Baa3		1,120,000	1,147,510
California Pollution Control Financing Authority - Poseidon Resources†	5.00%		11/21/2045	Baa3		3,870,000	3,925,575
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA		1,525,000	1,618,580
City of Burbank Electric Revenue CA	5.00%		6/1/2053	AA-		3,750,000	4,062,681
Guam Power Authority (AGM)	5.00%		10/1/2034	AA		705,000	723,771
Long Beach Bond Finance Authority CA	4.995% (3 mo. USD LIBOR * 0.67 + 1.43%	)#	11/15/2026	A1		1,000,000	990,892
Long Beach Bond Finance Authority CA	5.50%		11/15/2037	A1		1,900,000	2,090,511
Los Angeles Department of Water & Power CA	5.00%		7/1/2043	Aa2		2,000,000	2,227,954
Los Angeles Department of Water & Power CA	5.00%		7/1/2048	Aa2		2,000,000	2,184,127
Los Angeles Department of Water & Power CA	5.00%		7/1/2051	Aa2		1,200,000	1,312,152
Los Angeles Department of Water & Power CA	5.00%		7/1/2052	Aa2		4,645,000	5,104,585
Los Angeles Department of Water & Power CA	5.25%		7/1/2037	Aa2		1,500,000	1,611,297
Modesto Irrigation District CA	5.25%		10/1/2048	AA-	(d)	3,000,000	3,380,289
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+		2,625,000	3,157,034
Northern California Energy Authority	4.00%	#(a)	7/1/2049	A2		2,500,000	2,502,956
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		700,000	613,243
San Diego Public Facilities Financing Authority CA	5.00%		8/1/2043	Aa3		1,000,000	1,069,601
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	4.00%		10/1/2043	AA		1,250,000	1,254,035
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	5.00%		10/1/2046	AA		2,000,000	2,216,176
Southern California Public Power Authority	5.00%		11/1/2033	A2		5,575,000	6,002,549

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Southern California Public Power Authority	5.00%		7/1/2038	AA-		$1,000,000	$1,012,851
Southern California Public Power Authority	5.02% (3 mo. USD LIBOR * 0.67 + 1.47%	)#	11/1/2038	A2		770,000	690,377
Stockton Public Financing Authority CA (BAM)	5.00%		9/1/2029	AA		1,000,000	1,016,753
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2025	BBB+	(d)	1,130,000	1,156,191
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2031	BBB+	(d)	765,000	815,042
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	BBB+	(d)	1,090,000	1,159,501
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2034	BBB+	(d)	300,000	317,279
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2035	BBB+	(d)	200,000	209,875
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2038	BBB+	(d)	650,000	669,955
Total							58,005,143
Total Investments in Securities 98.48% (cost $515,447,566)							506,912,956
Other Assets and Liabilities – Net(e) 1.52%							7,811,890
Net Assets 100.00%							$514,724,846

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
LIBOR	London Interbank Offered Rate.
NATL	National Public Finance Guarantee Corporation.
NR	Not Rated.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $34,335,511, which represents 6.67% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND June 30, 2023

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2023	64	Short	$(8,108,251)	$(8,122,000)	$(13,749)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Health Care	$–	$58,718,429	$3,091,526	$61,809,955
Remaining Industries	–	445,103,001	–	445,103,001
Total	$–	$503,821,430	$3,091,526	$506,912,956
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(13,749)	–	–	(13,749)
Total	$(13,749)	$–	$–	$(13,749)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.39%

MUNICIPAL BONDS 98.39%

Corporate-Backed 3.91%
Industrial Pollution Control Financing Authority of Gloucester County - Logan Generating Co LP NJ AMT	5.00%	12/1/2024	NR	$85,000	$85,756
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AGM) AMT	5.00%	1/1/2031	AA	225,000	226,471
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.00%	7/1/2023	BBB+	70,000	70,000
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	BBB+	100,000	100,570
New Jersey Economic Development Authority - United Airlines Inc	5.25%	9/15/2029	BB-	1,675,000	1,679,787
New Jersey Economic Development Authority - United Airlines Inc	5.50%	6/1/2033	BB-	650,000	657,021
New Jersey Infrastructure Bank	2.125%	9/1/2046	AAA	400,000	264,749
Salem County Pollution Control Financing Authority - Constellation Energy Gen NJ AMT	4.45%	3/1/2025	Baa2	1,000,000	1,000,896
Total					4,085,250

Education 9.40%
Camden County Improvement Authority - Kipp Cooper Norcross Obl NJ	6.00%	6/15/2047	BBB	500,000	532,856
Hudson County Improvement Authority NJ	4.00%	6/1/2049	NR	500,000	497,694
Middlesex County Improvement Authority NJ	4.00%	8/15/2053	AAA	1,000,000	969,332
Middlesex County Improvement Authority NJ	5.00%	8/15/2053	A+	1,000,000	1,082,211
New Jersey Economic Development Authority - Provident Group-Montclair (AGM)	5.00%	6/1/2042	AA	500,000	512,668
New Jersey Educational Facilities Authority - New Jersey City Univ Inc (AGM)	4.00%	7/1/2036	AA	745,000	745,138
New Jersey Educational Facilities Authority - Ramapo College of NJ (AGM)	4.00%	7/1/2041	AA	545,000	540,563
New Jersey Educational Facilities Authority - Seton Hall University	4.00%	7/1/2046	BBB+	545,000	488,964

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority - Seton Hall University	5.00%		7/1/2034	BBB+	$325,000	$337,378
New Jersey Educational Facilities Authority - Seton Hall University (AGM)	3.25%		7/1/2049	AA	400,000	321,525
New Jersey Educational Facilities Authority - Stevens Inst of Tech	3.00%		7/1/2050	BBB+	1,005,000	705,054
New Jersey Educational Facilities Authority - Stevens Inst of Tech	4.00%		7/1/2050	BBB+	200,000	176,096
New Jersey Educational Facilities Authority - Stevens Inst of Tech	5.00%		7/1/2030	BBB+	530,000	557,410
New Jersey Educational Facilities Authority - Stockton University	5.00%		7/1/2041	A3	800,000	810,081
New Jersey Educational Facilities Authority - William Paterson Univ (AGM)	3.00%		7/1/2039	AA	250,000	219,884
New Jersey Educational Facilities Authority - William Paterson Univ (AGM)	3.00%		7/1/2040	AA	250,000	216,420
New Jersey Higher Education Student Assistance Authority AMT	2.50%		12/1/2040	AA	500,000	418,772
New Jersey Higher Education Student Assistance Authority AMT	3.25%		12/1/2039	Aa1	515,000	488,660
New Jersey Institute of Technology	5.00%		7/1/2033	A1	170,000	188,456
Total						9,809,162

Financial Services 0.20%
New Jersey Higher Education Student Assistance Authority AMT	5.00%		12/1/2028	Aaa	200,000	210,848

General Obligation 12.13%
City of Atlantic City NJ GO (AGM)	5.00%		3/1/2037	AA	540,000	565,050
City of Atlantic City NJ GO (BAM)	5.00%		3/1/2042	AA	750,000	775,558
City of Jersey City NJ GO	4.00%		2/15/2036	A1	750,000	770,970
City of Newark Mass Transit Access Tax Revenue NJ (AGM)	5.375%		11/15/2052	AA	635,000	711,209
City of Summit NJ GO	4.00%		7/15/2041	AAA	500,000	506,715
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	6,674	6,395
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	32,280
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	192,940	97,435
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	38,983
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	34,292

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	4.00%	7/1/2037	NR	$31,578	$28,427
Commonwealth of Puerto Rico GO	5.25%	7/1/2023	NR	22,857	22,857
Commonwealth of Puerto Rico GO	5.375%	7/1/2025	NR	45,588	46,740
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR	45,175	47,618
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR	44,442	47,667
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	43,166	47,238
County of Atlantic NJ GO	4.00%	3/15/2039	Aa2	450,000	461,327
County of Hudson NJ GO	2.00%	11/15/2035	AA	920,000	733,816
Cumberland County Improvement Authority NJ GTD (BAM)	4.00%	10/1/2048	AA	750,000	742,473	(b)
New Jersey Economic Development Authority	5.25%	11/1/2047	A2	750,000	817,193
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2037	A2	500,000	522,407
New Jersey Transportation Trust Fund Authority	4.25%	6/15/2044	A2	500,000	495,408
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2046	A2	750,000	819,477
Rutherford Board of Education NJ GO	2.50%	12/15/2034	AA-	1,000,000	890,247
State of New Jersey GO	2.50%	6/1/2038	A1	1,020,000	821,821
State of New Jersey GO	5.00%	6/1/2040	A1	750,000	813,706
Township of Berkeley Heights NJ GO	4.00%	7/1/2041	Aa1	785,000	788,879
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	980,000	981,165
Total					12,667,353

Health Care 14.52%
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2030	A-	530,000	533,171
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2032	A-	500,000	502,778
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.75%	2/15/2042	A-	425,000	425,535
New Jersey Economic Development Authority - Bancroft Neurohealth Olbg	5.00%	6/1/2036	NR	220,000	208,167
New Jersey Health Care Facilities Financing Authority - Atlanticare Hlth Sys Obl	2.375%	7/1/2046	AA-	695,000	456,513
New Jersey Health Care Facilities Financing Authority - Hackensack Merdn Hlth Ob	5.00%	7/1/2031	AA-	640,000	687,734

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - Hackensack Merdn Hlth Ob	5.00%	7/1/2033	AA-	$260,000	$278,647
New Jersey Health Care Facilities Financing Authority - Inspira Health Oblig Grp	4.00%	7/1/2047	A2	885,000	834,870
New Jersey Health Care Facilities Financing Authority - Inspira Health Oblig Grp	5.00%	7/1/2035	A2	460,000	482,170
New Jersey Health Care Facilities Financing Authority - Inspira Health Oblig Grp	5.00%	7/1/2042	A2	1,000,000	1,027,714
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obliga	3.00%	7/1/2051	AA-	1,190,000	894,879
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obliga	4.00%	7/1/2051	AA-	1,000,000	957,543
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obliga	5.00%	7/1/2033	AA-	580,000	613,340
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obliga	5.00%	7/1/2043	AA-	1,925,000	1,976,517
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	4.00%	7/1/2048	BBB-	1,200,000	1,027,236
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%	7/1/2027	BBB-	100,000	102,671
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%	7/1/2041	BBB-	750,000	750,527
New Jersey Health Care Facilities Financing Authority - Univ of Penn Hlth Sys Obl	5.00%	7/1/2039	AA	1,000,000	1,028,295
New Jersey Health Care Facilities Financing Authority - University Hospital (AGM)	5.00%	7/1/2046	AA	1,000,000	1,009,045
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp	4.00%	7/1/2044	A	1,055,000	1,020,474

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp	5.00%	7/1/2030	A	$315,000	$347,728
Total					15,165,554

Housing 0.07%
New Jersey Housing & Mortgage Finance Agency (HUD SECT 8)	3.15%	5/1/2053	AA-	100,000	75,401	(b)

Lease Obligations 19.38%
Gloucester County Improvement Authority - Rowan University NJ (AGM)	5.00%	11/1/2029	AA	250,000	263,678
Gloucester County Improvement Authority - Rowan University NJ (AGM)	5.00%	11/1/2030	AA	290,000	305,492
New Jersey Economic Development Authority	4.00%	6/15/2049	A2	1,390,000	1,313,401
New Jersey Economic Development Authority	5.00%	6/15/2029	A2	500,000	534,542
New Jersey Economic Development Authority	5.00%	6/15/2034	A2	390,000	395,681
New Jersey Economic Development Authority	5.00%	6/15/2035	A2	750,000	802,083
New Jersey Economic Development Authority	5.00%	6/15/2035	A2	640,000	666,994
New Jersey Economic Development Authority	5.00%	6/15/2042	A2	505,000	547,529
New Jersey Economic Development Authority	5.00%	6/15/2047	A2	540,000	555,263
New Jersey Economic Development Authority	5.00%	6/15/2048	A2	500,000	516,886
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	BBB+	1,660,000	1,664,919
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+	210,000	210,775
New Jersey Educational Facilities Authority	5.00%	9/1/2033	A2	1,060,000	1,077,280
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A2	535,000	553,277
New Jersey Educational Facilities Authority	5.50%	9/1/2033	A2	410,000	433,227
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2038	A2	520,000	543,442

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	$1,980,000	$1,442,038
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2038	A2	1,120,000	576,529
New Jersey Transportation Trust Fund Authority	4.00%	12/15/2039	A2	1,160,000	1,143,982
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A2	1,360,000	1,284,030
New Jersey Transportation Trust Fund Authority	4.25%	12/15/2038	A2	470,000	474,628
New Jersey Transportation Trust Fund Authority	4.75%	6/15/2038	A2	980,000	989,827
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	545,000	570,049
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	400,000	417,756
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2036	A2	555,000	588,156
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	1,380,000	1,393,575
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2041	A2	205,000	208,651
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2043	A2	720,000	758,215
Total					20,231,905

Other Revenue 0.32%
Middlesex County Improvement Authority NJ	6.25%	1/1/2037	NR	1,300,000	16,250
New Jersey Economic Development Authority - Bancroft Neurohealth Olbg	5.00%	6/1/2041	NR	350,000	317,598
Total					333,848

Special Tax 0.86%
New Jersey Economic Development Authority Mtromall Urban	6.50%	4/1/2028	Baa2	564,458	563,024	(b)
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	334,551
Total					897,575

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 5.48%
Casino Reinvestment Development Authority, Inc. NJ	5.25%		11/1/2039	BBB+	$525,000	$530,461
Casino Reinvestment Development Authority, Inc. NJ	5.25%		11/1/2044	BBB+	310,000	312,350
Casino Reinvestment Development Authority, Inc. NJ (AGM)	5.00%		11/1/2032	AA	500,000	510,009
Garden State Preservation Trust NJ (AGM)	5.75%		11/1/2028	AA	1,205,000	1,309,149
New Jersey Transportation Trust Fund Authority	3.00%		6/15/2050	A2	540,000	406,172
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	18,000	14,007
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	235,000	167,941
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	646,000	420,699
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	2,675,000	565,495
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	96,000	91,539
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	492,000	469,137
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	18,000	16,605
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	19,000	18,610
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	380,000	372,204
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	267,000	255,088
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	40,000	38,009
Territory of Guam	4.00%		1/1/2042	Ba1	250,000	221,798
Total						5,719,273

Taxable Revenue - Water & Sewer 1.20%
Jersey City Municipal Utilities Authority NJ	4.00%		5/3/2024	NR	750,000	751,921
New Jersey Economic Development Authority - New Jersey Amern Wtr Co AMT	3.75%	#(a)	11/1/2034	A1	500,000	497,430
Total						1,249,351

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 3.10%
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-	$2,190,000	$2,199,346
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+	1,000,000	1,038,437
Total					3,237,783

Transportation 22.02%
Delaware River & Bay Authority DE	5.00%	1/1/2039	A1	500,000	552,494
Delaware River Joint Toll Bridge Commission PA	3.00%	7/1/2049	A+	1,025,000	750,609
Delaware River Joint Toll Bridge Commission PA	5.00%	7/1/2030	A+	280,000	302,146
Delaware River Port Authority PA	5.00%	1/1/2040	A+	600,000	638,200
New Jersey Economic Development Authority	4.00%	11/1/2044	A2	275,000	265,151
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AGM) AMT	5.125%	1/1/2039	AA	925,000	928,848
New Jersey Economic Development Authority - Port Newark Container AMT	5.00%	10/1/2047	Baa2	930,000	931,335
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A2	1,080,000	1,019,671
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	1,000,000	1,047,190
New Jersey Turnpike Authority	4.00%	1/1/2043	AA-	610,000	611,711
New Jersey Turnpike Authority	4.00%	1/1/2048	AA-	1,000,000	991,837
New Jersey Turnpike Authority	5.00%	1/1/2030	AA-	715,000	761,442
New Jersey Turnpike Authority	5.00%	1/1/2034	AA-	510,000	522,798
New Jersey Turnpike Authority	5.00%	1/1/2034	AA-	615,000	652,325
New Jersey Turnpike Authority	5.00%	1/1/2046	AA-	750,000	824,961
New Jersey Turnpike Authority	5.25%	1/1/2052	AA-	1,110,000	1,245,088
New Jersey Turnpike Authority (AGM)	5.25%	1/1/2028	AA	810,000	893,109
Port Authority of New York & New Jersey	4.00%	9/1/2043	AA-	870,000	868,737
Port Authority of New York & New Jersey	5.00%	10/15/2035	AA-	500,000	535,691
Port Authority of New York & New Jersey	5.00%	7/15/2038	AA-	420,000	454,926
Port Authority of New York & New Jersey	5.00%	7/15/2053	Aa3	250,000	273,293
Port Authority of New York & New Jersey	5.25%	8/1/2052	AA-	250,000	277,465
Port Authority of New York & New Jersey AMT	5.00%	9/15/2032	AA-	505,000	535,200
Port Authority of New York & New Jersey AMT	5.00%	9/15/2033	AA-	850,000	899,221

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	Aa3	$500,000	$549,974
Port Authority of New York & New Jersey AMT	5.00%		10/15/2036	AA-	1,190,000	1,200,968
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	500,000	512,824
South Jersey Port Corp. NJ AMT	5.00%		1/1/2048	A3	500,000	503,447
South Jersey Transportation Authority NJ	5.00%		11/1/2039	BBB+	570,000	572,302
South Jersey Transportation Authority NJ	5.25%		11/1/2052	BBB+	1,200,000	1,271,000
South Jersey Transportation Authority NJ (BAM)	4.00%		11/1/2050	AA	1,080,000	1,061,593
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2045	AA	500,000	534,656
Total						22,990,212

Utilities 5.80%
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	100,000	102,176
Guam Power Authority (AGM)	5.00%		10/1/2034	AA	400,000	410,650
New Jersey Economic Development Authority - Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	445,358
New Jersey Economic Development Authority - New Jersey Amern Wtr Co AMT	2.20%	#(a)	10/1/2039	A+	500,000	435,071
New Jersey Economic Development Authority - New Jersey Natural Gas Co	3.50%		4/1/2042	A1	1,655,000	1,439,271
New Jersey Economic Development Authority - New Jersey Natural Gas Co AMT	3.00%		8/1/2041	A1	1,000,000	762,522
New Jersey Economic Development Authority - Umm Energy Partners LLC AMT	4.75%		6/15/2032	Baa2	1,000,000	1,000,284
Passaic Valley Sewerage Commission NJ (AGM)	3.00%		12/1/2038	AA	1,000,000	872,012
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	380,000	332,903
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	250,000	257,423
Total						6,057,670
Total Investments in Securities 98.39% (cost $108,150,039)						102,731,185
Other Assets and Liabilities – Net(c) 1.61%						1,683,456
Net Assets 100.00%						$104,414,641

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2023

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $590,326, which represents 0.57% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2023	9	Short	$(1,141,395)	$(1,142,156)	$(761)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
General Obligation	$–	$11,924,880	$742,473	$12,667,353
Housing	–	–	75,401	75,401
Special Tax	–	334,551	563,024	897,575
Remaining Industries	–	89,090,856	–	89,090,856
Total	$–	$101,350,287	$1,380,898	$102,731,185
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(761)	–	–	(761)
Total	$(761)	$–	$–	$(761)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND June 30, 2023

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$–
Accrued Discounts (Premiums)	(4,943)
Realized Gain (Loss)	(5,823)
Change in Unrealized Appreciation (Depreciation)	104,150
Purchases	–
Sales	(84,485)
Transfers into Level 3(a)	1,371,999
Transfers out of Level 3	–
Balance as of June 30, 2023	$1,380,898
Change in unrealized appreciation/depreciation for the period ended June 30, 2023, related to Level 3 investments held at June 30, 2023	$104,150

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.83%

MUNICIPAL BONDS 98.83%

Corporate-Backed 10.87%
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$71,804
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR		100,000	100,399
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		250,000	253,433
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		1,575,000	1,575,387
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,520,000	2,168,566
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,345,000	5,475,637
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		8,655,000	8,542,625
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	751,904
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,000,000	1,012,485
New York Liberty Development Corp. - Goldman Sachs Hdqtrs LLC	5.25%		10/1/2035	A2		7,215,000	8,245,060
New York Liberty Development Corp. - Goldman Sachs Hdqtrs LLC	5.50%		10/1/2037	A2		3,460,000	3,969,312
New York Liberty Development Corp. - One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,220,183
New York State Energy Research & Development Authority -New York ST Elec & Gas(a)	4.00%		4/1/2034	NR		2,000,000	2,017,847
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(b)	9/1/2050	B+		500,000	480,592
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(b)	12/1/2044	B+		1,500,000	1,329,990
New York Transportation Development Corp. - American Airlines Inc AMT	2.25%		8/1/2026	B	(c)	205,000	197,537
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%		8/1/2031	B	(c)	1,000,000	891,227
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B-		1,430,000	1,490,193
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B-		1,025,000	1,042,126

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		$2,570,000	$2,479,156
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%	11/1/2042	B		1,750,000	1,536,163
Westchester County Local Development Corp. - Miriam Osborn Mem Home Ob NY	5.00%	7/1/2034	A	(c)	200,000	210,230
Total						48,061,856

Education 10.35%
Albany Capital Resource Corp. - Empire Commons Std Hsg NY	5.00%	5/1/2030	A		350,000	362,354
Albany Capital Resource Corp. - Empire Commons Std Hsg NY	5.00%	5/1/2032	A		250,000	257,944
Build NYC Resource Corp. - E Harlem Scholars Oblg Gp NY†	5.75%	6/1/2042	BB+		1,000,000	1,026,265
Build NYC Resource Corp. - Kipp NYC Public Chtr Schs NY	5.25%	7/1/2052	BBB-		1,250,000	1,279,102
Build NYC Resource Corp. - Manhattan College NY	5.00%	8/1/2033	BBB+		1,125,000	1,179,373
Build NYC Resource Corp. - New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,174,413
Build NYC Resource Corp. - Packer Collegiate Inst NY	5.00%	6/1/2040	A2		1,000,000	1,012,701
City of New Rochelle - Iona College NY	5.00%	7/1/2028	BBB		205,000	210,854
City of New Rochelle - Iona College NY	5.00%	7/1/2029	BBB		250,000	257,231
City of New Rochelle - Iona College NY	5.00%	7/1/2030	BBB		220,000	226,258
City of New Rochelle - Iona College NY	5.00%	7/1/2031	BBB		200,000	205,591
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	1,014,019
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2051	BBB-		1,000,000	1,005,198
Dutchess County Local Development Corp. - Culinary Inst of America NY	4.00%	7/1/2035	Baa2		1,145,000	1,105,841
Dutchess County Local Development Corp. - Culinary Inst of America NY	4.00%	7/1/2037	Baa2		965,000	900,610
Dutchess County Local Development Corp. - Culinary Inst of America NY	4.00%	7/1/2040	Baa2		425,000	383,179
Dutchess County Local Development Corp. - Culinary Inst of America NY	5.00%	7/1/2033	Baa2		390,000	400,047
Dutchess County Local Development Corp. - Culinary Inst of America NY	5.00%	7/1/2041	Baa2		200,000	201,631

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp. - Culinary Inst of America NY	5.00%	7/1/2046	Baa2	$275,000	$276,217
Dutchess County Local Development Corp. - Millbrook School NY	4.00%	9/1/2051	A	1,500,000	1,381,271	(d)
Dutchess County Local Development Corp. - Vassar College NY	5.00%	7/1/2034	Aa3	275,000	294,426
Hempstead Town Local Development Corp. - Adelphi University NY	4.00%	2/1/2039	A-	2,240,000	2,130,866
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2029	A-	500,000	544,508
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2030	A-	200,000	220,477
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2031	A-	510,000	569,046
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2032	A-	330,000	367,585
Hempstead Town Local Development Corp. - Hofstra University NY	5.00%	7/1/2042	A	545,000	569,252
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2034	BBB	825,000	851,040
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2037	BBB	630,000	641,513
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2039	BBB	555,000	562,474
Monroe County Industrial Development Corp. - University of Rochester NY	5.00%	7/1/2031	AA-	350,000	379,118
New York City Industrial Development Agency - Yankee Stadium LLLC NY (AGM)	3.00%	3/1/2049	AA	2,050,000	1,545,299
New York State Dormitory Authority	5.00%	2/15/2041	NR	5,000	5,464
New York State Dormitory Authority - Barnard College	4.00%	7/1/2034	A3	460,000	469,250
New York State Dormitory Authority - Barnard College	4.00%	7/1/2036	A3	325,000	324,437
New York State Dormitory Authority - Barnard College	4.00%	7/1/2037	A3	710,000	689,650
New York State Dormitory Authority - Fordham University	5.00%	7/1/2035	A	550,000	574,976
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai	5.00%	7/1/2040	A-	2,000,000	2,030,700

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - Iona College	5.00%	7/1/2046	BBB	$375,000	$384,452
New York State Dormitory Authority - New York University	5.00%	7/1/2029	Aa2	1,000,000	1,081,231
New York State Dormitory Authority - New York University	5.00%	7/1/2042	Aa2	1,500,000	1,621,674
New York State Dormitory Authority - Pratt Institute	5.00%	7/1/2039	A2	1,045,000	1,070,719
New York State Dormitory Authority - St John’S University	5.00%	7/1/2027	A-	250,000	256,939
New York State Dormitory Authority - The New School	4.00%	7/1/2047	A3	1,000,000	904,252
New York State Dormitory Authority - The New School	5.00%	7/1/2028	A3	780,000	818,611
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2037	BBB-	1,000,000	1,036,957
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	1,000,000	1,014,690
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2038	Baa2	150,000	140,388
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2040	Baa2	300,000	275,042
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2041	Baa2	415,000	376,971
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2035	Baa2	365,000	385,925
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2036	Baa2	465,000	487,540
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2046	Baa2	600,000	607,920
Schenectady County Capital Resource Corp. - Union College NY	5.25%	7/1/2052	A1	545,000	600,934
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2037	Baa1	455,000	472,681
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2038	Baa1	475,000	491,488
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2041	Baa1	160,000	163,710

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	4.00%		9/1/2040	A3		$1,000,000	$924,075
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2032	A3		1,415,000	1,470,606
Troy Capital Resource Corp. NY	4.00%		9/1/2034	A3		855,000	863,219
Troy Capital Resource Corp. NY	4.00%		9/1/2035	A3		395,000	395,941
Troy Capital Resource Corp. NY	4.00%		9/1/2036	A3		1,140,000	1,129,774
Westchester County Local Development Corp. - Miriam Osborn Mem Home Ob NY	5.00%		7/1/2042	A	(c)	450,000	465,899
Westchester County Local Development Corp. - Sarah Lawrence College NY	4.00%		6/1/2033	BBB-		1,710,000	1,705,220
Total							45,777,038

General Obligation 11.09%
City of Long Beach NY GO (BAM)	5.25%		7/15/2034	AA		510,000	568,586
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA		400,000	442,627
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA		300,000	328,496
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA		810,000	879,380
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA		500,000	530,490
City of New York GO	4.00%		4/1/2050	AA		2,455,000	2,394,157
City of New York NY GO	3.75%	#(b)	6/1/2044	AA		400,000	400,000
City of New York NY GO	5.00%		8/1/2027	AA		1,750,000	1,799,309
City of New York NY GO	5.00%		8/1/2029	AA		3,000,000	3,170,241
City of New York NY GO	5.00%		8/1/2037	Aa2		1,000,000	1,146,469
City of New York NY GO	5.00%		10/1/2037	AA		2,500,000	2,668,517
City of New York NY GO	5.00%		3/1/2044	AA		3,000,000	3,275,169
City of New York NY GO	5.00%		4/1/2045	AA		1,380,000	1,457,757
City of New York NY GO	5.25%		9/1/2043	AA		1,150,000	1,301,596
City of New York NY GO	5.25%		10/1/2047	AA		1,860,000	2,092,443
City of New York NY GO	5.50%		5/1/2044	AA		2,085,000	2,394,467
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR		30,952	29,657
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		244,309	149,715
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR		894,821	451,884
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR		189,842	180,801
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR		170,642	159,045
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		146,457	131,844
Commonwealth of Puerto Rico GO	5.25%		7/1/2023	NR		106,010	106,010
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR		211,432	216,773

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR		$209,517	$220,848
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR		206,118	221,077
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR		200,202	219,087
County of Nassau NY GO	4.00%	4/1/2053	Aa3		2,000,000	1,952,277
Jefferson County Civic Facility Development Corp. - Samaritan Med Ctr Oblig NY	5.00%	11/1/2037	BB		2,000,000	1,905,692
New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	2/1/2044	AAA		2,700,000	2,970,982
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2051	AAA		3,200,000	3,126,090
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2040	AAA		2,000,000	2,288,699
New York State Dormitory Authority	4.00%	3/15/2044	AA+		2,500,000	2,469,735
New York State Dormitory Authority (AGM)	5.00%	10/1/2027	AA		1,000,000	1,022,030
New York State Thruway Authority	5.00%	3/15/2053	AA+		1,550,000	1,686,847
New York State Urban Development Corp.	4.00%	3/15/2047	AA+		2,000,000	1,971,566
New York State Urban Development Corp.	5.00%	3/15/2050	Aa1		2,500,000	2,734,072
Total						49,064,435

Health Care 11.79%
Brookhaven Local Development Corp. - Active Ret Cmnty Oblig Gp NY	4.00%	11/1/2045	BBB	(c)	1,000,000	842,541
Brookhaven Local Development Corp. - Active Ret Cmnty Oblig Gp NY	4.00%	11/1/2055	BBB	(c)	1,000,000	784,461
Brookhaven Local Development Corp. - Long Island Cmnty Hosp Ob NY	3.375%	10/1/2040	A		365,000	287,019	(d)
Brookhaven Local Development Corp. - Long Island Cmnty Hosp Ob NY	4.00%	10/1/2045	A		1,865,000	1,746,006
Brookhaven Local Development Corp. - Long Island Cmnty Hosp Ob NY	5.00%	10/1/2050	A		1,000,000	1,034,650
Broome County Local Development Corp. - United Hlth Svcs Hosps NY (AGM)	3.00%	4/1/2036	AA		1,030,000	892,141
Broome County Local Development Corp. - United Hlth Svcs Hosps NY (AGM)	3.00%	4/1/2037	AA		1,500,000	1,270,977
Buffalo & Erie County Industrial Land Development Corp. - Catholic Hlth Sys Oblig NY	5.00%	7/1/2025	B-		300,000	289,142
Buffalo & Erie County Industrial Land Development Corp. - Orchard Park Ccrc Inc NY	5.00%	11/15/2037	BBB	(c)	1,000,000	1,001,923

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Dutchess County Local Development Corp. - Nuvance Health Oblg Grp NY	4.00%	7/1/2044	BBB+	$1,250,000	$1,131,419
Dutchess County Local Development Corp. - Nuvance Health Oblg Grp NY	4.00%	7/1/2049	BBB+	2,120,000	1,856,367
Dutchess County Local Development Corp. - Nuvance Health Oblg Grp NY	5.00%	7/1/2035	BBB+	1,765,000	1,802,801
Genesee County Funding Corp. - Rochester Regl Health Obl NY	5.25%	12/1/2052	BBB+	1,000,000	1,019,565
Monroe County Industrial Development Corp. - Rochester General Hosp NY	5.00%	12/1/2034	BBB+	250,000	257,829
Monroe County Industrial Development Corp. - Rochester Regl Health Obl NY	4.00%	12/1/2035	BBB+	600,000	588,317
Monroe County Industrial Development Corp. - Rochester Regl Health Obl NY	4.00%	12/1/2036	BBB+	425,000	404,996
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2027	A-	625,000	634,323
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2028	A-	2,045,000	2,077,128
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2033	A-	905,000	917,765
New York City Industrial Development Agency - Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,115,000	1,535,783
New York State Dormitory Authority - Catholic Hlth Sys Oblig	4.00%	7/1/2045	B-	2,895,000	2,064,383
New York State Dormitory Authority - Catholic Hlth Sys Oblig	5.00%	7/1/2032	B-	500,000	439,587
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2026	BBB-	1,000,000	1,002,523
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2029	BBB-	1,900,000	1,914,951
New York State Dormitory Authority - Maimonides Medical Ctr (FHA)	3.00%	2/1/2050	AA+	1,000,000	741,796
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-	475,000	443,765
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-	1,520,000	1,371,411
New York State Dormitory Authority - Montefiore Obligated Grp	4.00%	8/1/2037	BBB-	1,820,000	1,666,922
New York State Dormitory Authority - Montefiore Obligated Grp	4.00%	9/1/2050	BBB-	5,500,000	4,670,010

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Montefiore Obligated Grp	5.00%	8/1/2035	BBB-		$525,000	$527,779
New York State Dormitory Authority - Northwell Hlth Oblig Grp	4.00%	5/1/2045	A-		2,120,000	2,018,391
New York State Dormitory Authority - Northwell Hlth Oblig Grp	5.00%	5/1/2028	A-		1,000,000	1,032,750
New York State Dormitory Authority - Northwell Hlth Oblig Grp	5.00%	5/1/2038	A-		980,000	1,064,627
New York State Dormitory Authority - NYU Langone Hosps Oblig	5.00%	7/1/2032	A+		810,000	847,725
New York State Dormitory Authority - NYU Langone Hosps Oblig	5.00%	7/1/2033	A+		760,000	794,597
Niagara Area Development Corp. - Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-		1,000,000	759,136
Oneida County Local Development Corp. - Mohawk Valley Hlth NY (AGM)	4.00%	12/1/2049	AA		4,645,000	4,188,467
Southold Local Development Corp. - Peconic Lndg At Southold NY	5.00%	12/1/2045	BBB-	(c)	1,000,000	950,816
Tompkins County Development Corp. - Kendal At Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	875,225
Westchester County Healthcare Corp. Obl NY	6.00%	11/1/2030	BBB-		105,000	105,171
Westchester County Healthcare Corp. Obl NY	6.125%	11/1/2037	BBB-		40,000	40,097
Westchester County Local Development Corp. Health Obl NY	5.00%	11/1/2033	BBB-		1,000,000	1,003,593
Westchester County Local Development Corp. Health Obl NY	5.00%	11/1/2034	BBB-		1,065,000	1,066,649
Westchester County Local Development Corp. Health Obl NY	5.00%	11/1/2046	BBB-		2,240,000	2,174,098
Total						52,139,622

Housing 0.85%
New York City Housing Development Corp. NY	3.35%	11/1/2065	AA+		1,375,000	1,035,294
New York City Housing Development Corp. NY	4.50%	2/15/2048	NR		1,000,000	981,082
New York State Housing Finance Agency	3.15%	11/1/2054	Aa2		1,000,000	730,146
Westchester County Local Development Corp. - Purchase Housing Corp Ii NY	5.00%	6/1/2047	BBB		1,000,000	1,007,354
Total						3,753,876

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 1.25%
Hudson Yards Infrastructure Corp. NY	5.00%		2/15/2031	Aa2	$2,065,000	$2,213,801
Hudson Yards Infrastructure Corp. NY	5.00%		2/15/2033	Aa2	1,075,000	1,150,713
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%		7/15/2035	AA	2,005,000	2,159,636
Total						5,524,150

Other 0.60%
Build NYC Resource Corp. - Children’s Aid Society NY	4.00%		7/1/2049	A+	2,775,000	2,633,802

Other Revenue 3.68%
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY	5.00%		7/15/2042	Ba1	3,000,000	3,005,714
Build NYC Resource Corp. - Shefa School NY†	5.00%		6/15/2051	NR	1,315,000	1,131,457
New York State Thruway Authority	5.00%		3/15/2046	AA+	2,500,000	2,749,366
New York State Thruway Authority	5.00%		3/15/2048	AA+	2,000,000	2,188,379
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2032	AA+	1,250,000	1,488,715
Triborough Bridge & Tunnel Authority NY	5.50%		5/15/2052	AA+	5,020,000	5,701,028
Total						16,264,659

Special Tax 2.63%
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2040	AA	1,975,000	1,640,873
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2046	AA	3,100,000	2,384,695
New York City Industrial Development Agency - Yankee Stadium LLC NY	4.00%		3/1/2045	Baa1	1,950,000	1,813,610
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2043	AA	425,000	169,551
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2044	AA	640,000	241,868
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2047	AA	385,000	123,806
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	5.81% (CPI YoY * 1 + .88%	)	3/1/2026	Baa1	3,590,000	3,645,851

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2037	AAA	$1,370,000	$1,597,373
Total					11,617,627

Tax Revenue 10.08%
Metropolitan Transportation Authority NY	5.00%	11/15/2034	AA	1,085,000	1,177,931
Metropolitan Transportation Authority NY	5.00%	11/15/2047	AA	2,025,000	2,208,318
Metropolitan Transportation Authority NY	5.25%	11/15/2031	AA	1,250,000	1,340,287
Metropolitan Transportation Authority NY	5.25%	11/15/2032	AA	670,000	717,950
Metropolitan Transportation Authority NY	5.25%	11/15/2034	AA	455,000	486,961
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	11/1/2042	AAA	1,500,000	1,486,496
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2030	AAA	2,075,000	2,228,778
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2032	AAA	1,555,000	1,669,090
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2035	AAA	1,290,000	1,377,245
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2043	AAA	1,400,000	1,468,814
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2047	AAA	2,180,000	2,379,139
New York State Dormitory Authority	4.00%	3/15/2043	AA+	2,000,000	1,983,671
New York State Dormitory Authority	4.00%	3/15/2048	Aa1	1,935,000	1,888,237
New York State Dormitory Authority	5.00%	2/15/2042	AA+	2,055,000	2,168,990
New York State Dormitory Authority	5.00%	3/15/2045	Aa1	2,000,000	2,125,461
New York State Urban Development Corp.	4.00%	3/15/2047	AA+	1,650,000	1,619,171
New York State Urban Development Corp.	5.00%	3/15/2033	AA+	2,010,000	2,011,923
New York State Urban Development Corp.	5.00%	3/15/2036	AA+	1,500,000	1,515,066
New York State Urban Development Corp.	5.00%	3/15/2040	AA+	1,000,000	1,062,517
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	163,000	126,837
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	505,968
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	710,000	462,379
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	1,580,426
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	489,000	466,276

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	$858,000	$818,129
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	59,038
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	153,000	149,861
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	372,204
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	1,199,000	1,145,509
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	171,042
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,878,503
Territory of Guam	4.00%	1/1/2042	Ba1	750,000	665,395
Triborough Bridge & Tunnel Authority NY	4.00%	5/15/2046	AA+	2,015,000	1,976,687
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2047	AA+	3,000,000	3,275,292
Total					44,569,591

Tobacco 3.34%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2055	NR	8,000,000	565,321
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	20,000,000	1,195,924
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	10,000,000	473,652
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	15,000,000	851,560
Nassau County Tobacco Settlement Corp. NY	5.125%	6/1/2046	CCC+	2,085,000	1,930,099
New York Counties Tobacco Trust IV	Zero Coupon	6/1/2060	NR	20,000,000	1,279,468
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	10,575,000	657,928
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2066	NR	7,700,000	861,732
TSASC, Inc. NY	5.00%	6/1/2034	A-	1,000,000	1,037,992
TSASC, Inc. NY	5.00%	6/1/2035	A-	300,000	310,000
TSASC, Inc. NY	5.00%	6/1/2036	A-	100,000	102,921
TSASC, Inc. NY	5.00%	6/1/2041	A-	545,000	555,028

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
TSASC, Inc. NY	5.00%		6/1/2048	NR		$3,300,000	$3,090,187
Westchester Tobacco Asset Securitization Corp. NY	5.125%		6/1/2051	BB-		1,845,000	1,869,972
Total							14,781,784

Transportation 25.19%
Buffalo & Fort Erie Public Bridge Authority NY	5.00%		1/1/2034	A+		600,000	634,786
Metropolitan Transportation Authority NY	4.00%		11/15/2051	A3		3,190,000	2,962,399
Metropolitan Transportation Authority NY	4.75%		11/15/2045	A3		3,255,000	3,316,690
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A3		2,450,000	2,609,120
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A3		1,730,000	1,781,409
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A3		1,885,000	1,956,533
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A3		700,000	744,279
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A3		1,900,000	2,019,141
Metropolitan Transportation Authority NY	5.00%	#(b)	11/15/2045	A3		2,920,000	3,147,947
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A3		2,115,000	2,191,874
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A3		3,740,000	3,876,382
Metropolitan Transportation Authority NY	5.25%		11/15/2035	A3		1,170,000	1,179,527
New York State Thruway Authority	4.00%		1/1/2050	A2		1,870,000	1,799,257
New York State Thruway Authority	5.00%		1/1/2036	A1		1,760,000	1,772,570
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa3		3,625,000	3,543,822
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		2,295,000	2,369,385
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa3		2,645,000	2,706,756
New York Transportation Development Corp. - Empire St Thruway Partnrs AMT	4.00%		10/31/2041	BBB-	(c)	860,000	787,130
New York Transportation Development Corp. - Empire St Thruway Partnrs AMT	4.00%		4/30/2053	BBB-	(c)	4,910,000	4,186,694
New York Transportation Development Corp. - JFK Intl Air Terminal LLC	4.00%		12/1/2041	Baa1		1,130,000	1,089,366
New York Transportation Development Corp. - JFK Intl Air Terminal LLC	4.00%		12/1/2042	Baa1		1,800,000	1,720,818
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	4.00%		12/1/2039	Baa1		345,000	331,080
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	4.00%		12/1/2040	Baa1		1,345,000	1,278,862
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	4.00%		12/1/2041	Baa1		2,810,000	2,650,748

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2034	Baa1	$545,000	$579,761
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2039	Baa1	1,190,000	1,242,948
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2042	Baa1	930,000	959,727
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2	2,840,000	2,788,224
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,160,000	1,899,317
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	13,805,000	13,822,777
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2027	A3	1,000,000	1,005,158
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2036	A3	850,000	893,807
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2038	A3	725,000	755,152
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2039	A3	350,000	362,748
Port Authority of New York & New Jersey	5.00%	7/15/2053	Aa3	1,000,000	1,093,171
Port Authority of New York & New Jersey AMT	4.00%	9/1/2043	AA-	3,000,000	2,918,716
Port Authority of New York & New Jersey AMT	5.00%	9/15/2029	AA-	600,000	637,587
Port Authority of New York & New Jersey AMT	5.00%	11/15/2031	AA-	3,430,000	3,630,804
Port Authority of New York & New Jersey AMT	5.00%	9/1/2032	AA-	805,000	875,865
Port Authority of New York & New Jersey AMT	5.00%	9/15/2033	AA-	5,335,000	5,643,933
Port Authority of New York & New Jersey AMT	5.00%	10/15/2033	AA-	1,000,000	1,047,925
Port Authority of New York & New Jersey AMT	5.00%	10/15/2033	AA-	1,595,000	1,768,061
Port Authority of New York & New Jersey AMT	5.00%	9/15/2034	AA-	1,030,000	1,087,179
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	Aa3	2,500,000	2,749,871
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	2,000,000	2,051,296

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%		9/15/2048	AA-	$365,000	$373,286
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	4,225,000	4,626,919
Triborough Bridge & Tunnel Authority NY	4.00%		11/15/2048	AA-	2,015,000	1,959,411
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2038	AA-	1,000,000	1,059,395
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2051	AA-	2,500,000	2,682,583
Triborough Bridge & Tunnel Authority NY	5.50%		11/15/2057	AA-	2,000,000	2,245,524
Total						111,417,720

Utilities 7.11%
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(b)	4/1/2042	BBB-	1,000,000	987,248
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	400,000	408,705
Long Island Power Authority NY	5.00%		9/1/2034	A	2,000,000	2,034,417
Long Island Power Authority NY	5.00%		9/1/2039	A	1,915,000	1,945,993
Long Island Power Authority NY	5.00%		9/1/2047	A	1,115,000	1,173,643
Long Island Power Authority NY (AGC)	5.25%		9/1/2029	AA	2,045,000	2,303,706
New York City Municipal Water Finance Authority NY	5.00%		6/15/2035	AA+	1,700,000	1,726,769
New York City Municipal Water Finance Authority NY	5.00%		6/15/2036	AA+	1,770,000	1,796,384
New York City Municipal Water Finance Authority NY	5.00%		6/15/2036	AA+	2,250,000	2,283,538
New York City Municipal Water Finance Authority NY	5.00%		6/15/2046	AA+	3,140,000	3,286,237
New York City Municipal Water Finance Authority NY	5.00%		6/15/2048	AA+	1,675,000	1,760,145
New York City Municipal Water Finance Authority NY	5.25%		6/15/2047	AA+	1,000,000	1,050,928
New York City Municipal Water Finance Authority NY	5.25%		6/15/2052	AA+	5,220,000	5,852,696
New York State Environmental Facilities Corp.	5.25%		9/15/2052	AAA	3,335,000	3,721,863
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	700,000	613,243
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	500,000	514,847
Total						31,460,362
Total Municipal Bonds (cost $458,884,515)						437,066,522

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2023

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.27%

Variable Rate Demand Notes 0.27%

General Obligation
City of New York NY GO (cost $1,210,000)	4.250%	7/3/2023	10/1/2046	AA	$1,210,000	$1,210,000
Total Investments in Securities 99.10% (cost $460,094,515)						438,276,522
Other Assets and Liabilities – Net(f) 0.90%						3,962,696
Net Assets 100.00%						$442,239,218

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
NR	Not Rated.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $22,057,789, which represents 4.99% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2023	40	Short	$(5,072,869)	$(5,076,250)	$(3,381)

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND June 30, 2023

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Education	$–	$44,395,767	$1,381,271	$45,777,038
Health Care	–	51,852,603	287,019	52,139,622
Remaining Industries	–	339,149,862	–	339,149,862
Short-Term Investments
Variable Rate Demand Notes	–	1,210,000	–	1,210,000
Total	$–	$436,608,232	$1,668,290	$438,276,522
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(3,381)	–	–	(3,381)
Total	$(3,381)	$–	$–	$(3,381)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

192	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax-Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett Sustainable Municipal Bond Fund (“Sustainable”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income, Sustainable and California are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”), as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

193

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

194

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023 the Funds did not have any securities out on loan.

195

QPHR-MUNI-3Q

(08/23)